GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – 96.7%
Brazil – 4.1%
697,562 Ambev SA (Consumer Staples) $ 1,936,160
522,011 B3 SA – Brasil Bolsa Balcao
(Financials) 1,407,623
421,022 Banco Bradesco SA (Financials) 1,218,956
96,136 Banco do Brasil SA (Financials) 1,057,793
67,792 Banco Santander Brasil SA
(Financials) 426,084
572,411 BB Seguridade Participacoes
SA (Financials) 3,632,513
198,474 CCR SA (Industrials) 544,850
126,788 Centrais Eletricas Brasileiras
SA (Utilities) 1,050,344
98,225 CPFL Energia SA (Utilities) 737,845
50,214 Energisa SA (Utilities) 537,340
80,358 Engie Brasil Energia SA
(Utilities) 708,718
291,745 Equatorial Energia SA
(Utilities) 2,014,666
50,275 Hypera SA (Health Care) 344,323
88,528 Klabin SA (Materials) 405,105
139,510 Lojas Renner SA (Consumer
Discretionary) 463,030
179,095 Natura & Co. Holding SA
(Consumer Staples)* 598,769
515,433 Petroleo Brasileiro SA (Energy) 3,939,748
79,567 PRIO SA (Energy)* 740,942
581,662 Raia Drogasil SA (Consumer
Staples) 3,311,484
89,009 Suzano SA (Materials) 970,531
210,706 Telefonica Brasil SA
(Communication Services) 2,253,910
285,756 TIM SA (Communication
Services) 998,821
465,636 Vale SA (Materials) 6,971,913
139,741 Vibra Energia SA (Consumer
Discretionary) 661,554
247,373 WEG SA (Industrials) 1,714,772
38,647,794
Chile – 0.4%
959,547 Cencosud SA (Consumer
Staples) 1,790,550
241,828 Empresas CMPC SA
(Materials) 469,923
85,678 Empresas Copec SA (Energy) 637,026
3,114,848 Enel Americas SA (Utilities)* 364,317
336,000 Falabella SA (Consumer
Discretionary)* 787,993
4,049,809
China – 30.5%
202,616 360 Security Technology,
Inc., Class A (Information
Technology)* 246,283
374,043 37 Interactive Entertainment
Network Technology Group Co.
Ltd., Class A (Communication
Services) 1,160,209
1,194,359 3SBio, Inc. (Health Care)*
(a)
1,110,207
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,837,712 Agricultural Bank of China
Ltd., Class A (Financials) $ 1,454,422
4,452,184 Agricultural Bank of China
Ltd., Class H (Financials) 1,647,416
131,271 Aier Eye Hospital Group Co.
Ltd., Class A (Health Care) 313,609
20,680 Airtac International Group
(Industrials) 718,239
86,062 Akeso, Inc. (Health Care)*
(a)
549,299
1,781,638 Alibaba Group Holding Ltd.
(Consumer Discretionary)* 16,595,286
641,714 Alibaba Health Information
Technology Ltd. (Consumer
Staples)* 364,802
469,302 Aluminum Corp. of China Ltd.,
Class A (Materials) 364,085
1,310,572 Aluminum Corp. of China Ltd.,
Class H (Materials) 647,710
65,995 Anhui Conch Cement Co. Ltd.,
Class A (Materials) 212,559
63,000 Anker Innovations Technology
Co. Ltd., Class A (Information
Technology) 779,714
178,245 ANTA Sports Products Ltd.
(Consumer Discretionary) 1,858,834
16,713 Autohome, Inc. ADR
(Communication Services) 456,432
169,634 Baidu, Inc., Class A
(Communication Services)* 2,521,607
1,903,248 Bank of Beijing Co. Ltd., Class
A (Financials) 1,207,354
388,732 Bank of Changsha Co. Ltd.,
Class A (Financials) 369,625
3,052,918 Bank of China Ltd., Class A
(Financials) 1,705,803
9,438,007 Bank of China Ltd., Class H
(Financials) 3,468,123
2,019,272 Bank of Communications Co.
Ltd., Class A (Financials) 1,651,386
2,490,554 Bank of Communications Co.
Ltd., Class H (Financials) 1,470,040
202,232 Bank of Hangzhou Co. Ltd.,
Class A (Financials) 281,499
1,376,532 Bank of Jiangsu Co. Ltd., Class
A (Financials) 1,276,102
635,570 Bank of Nanjing Co. Ltd., Class
A (Financials) 642,601
1,041,872 Bank of Shanghai Co. Ltd.,
Class A (Financials) 859,351
358,484 Bank of Suzhou Co. Ltd., Class
A (Financials) 325,803
476,504 Baoshan Iron & Steel Co. Ltd.,
Class A (Materials) 415,048
39,176 BeiGene Ltd. (Health Care)* 561,284
318,013 Beijing Enterprises Holdings
Ltd. (Utilities) 1,054,574
6,596 Beijing Kingsoft Office
Software, Inc., Class A
(Information Technology) 278,720

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
67,636 Beijing Wantai Biological
Pharmacy Enterprise Co. Ltd.,
Class A (Health Care) $ 462,399
195,478 Beijing Yanjing Brewery Co.
Ltd., Class A (Consumer
Staples) 272,372
492,148 Beijing-Shanghai High Speed
Railway Co. Ltd., Class A
(Industrials) 348,039
64,971 Bloomage Biotechnology Corp.
Ltd., Class A (Health Care) 647,890
1,088,832 BOE Technology Group Co.
Ltd., Class A (Information
Technology) 590,083
2,122,099 Bosideng International Holdings
Ltd. (Consumer Discretionary) 891,193
13,051 BYD Co. Ltd., Class A
(Consumer Discretionary) 363,970
58,983 BYD Co. Ltd., Class H
(Consumer Discretionary) 1,585,910
119,896 BYD Electronic International
Co. Ltd. (Information
Technology) 547,263
174,319 By-health Co. Ltd., Class A
(Consumer Staples) 446,721
142,106 C&D International Investment
Group Ltd. (Real Estate) 290,387
379,314 Caitong Securities Co. Ltd.,
Class A (Financials) 428,129
460,548 CECEP Solar Energy Co. Ltd.,
Class A (Utilities) 359,229
835,216 CECEP Wind-Power Corp.,
Class A (Utilities) 360,239
1,041,200 CGN Power Co. Ltd., Class A
(Utilities) 441,792
3,753,227 CGN Power Co. Ltd., Class H
(Utilities)
(a)
903,431
12,833 Changchun High & New
Technology Industry Group,
Inc., Class A (Health Care) 289,133
420,216 Changjiang Securities Co. Ltd.,
Class A (Financials) 327,181
3,930,879 China Cinda Asset Management
Co. Ltd., Class H (Financials) 382,504
2,819,246 China CITIC Bank Corp. Ltd.,
Class H (Financials) 1,274,207
1,208,739 China Communications
Services Corp. Ltd., Class H
(Industrials) 515,358
1,216,473 China Construction Bank Corp.,
Class A (Financials) 1,090,243
11,675,542 China Construction Bank Corp.,
Class H (Financials) 6,756,904
1,253,900 China Energy Engineering
Corp. Ltd., Class A (Industrials) 374,010
1,312,454 China Everbright Bank Co. Ltd.,
Class A (Financials) 531,157
2,585,888 China Everbright Bank Co. Ltd.,
Class H (Financials) 738,324
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,608,788 China Feihe Ltd. (Consumer
Staples)
(a)
$ 943,401
304,812 China Galaxy Securities Co.
Ltd., Class A (Financials) 533,987
1,104,261 China Galaxy Securities Co.
Ltd., Class H (Financials) 590,990
315,394 China Great Wall Securities Co.
Ltd., Class A (Financials) 366,141
371,901 China Life Insurance Co. Ltd.,
Class H (Financials) 503,785
1,227,907 China Medical System Holdings
Ltd. (Health Care) 2,361,390
559,286 China Mengniu Dairy Co. Ltd.
(Consumer Staples)* 1,754,415
209,108 China Merchants Bank Co. Ltd.,
Class A (Financials) 843,050
405,100 China Merchants Bank Co. Ltd.,
Class H (Financials) 1,415,980
306,188 China Merchants Port Holdings
Co. Ltd. (Industrials) 392,031
181,224 China Merchants Securities Co.
Ltd., Class A (Financials) 357,068
283,013 China Merchants Shekou
Industrial Zone Holdings Co.
Ltd., Class A (Real Estate) 412,967
1,795,037 China Minsheng Banking Corp.
Ltd., Class A (Financials) 967,777
3,046,365 China Minsheng Banking Corp.
Ltd., Class H (Financials) 1,018,016
69,514 China National Medicines Corp.
Ltd., Class A (Health Care) 297,389
406,247 China National Nuclear Power
Co. Ltd., Class A (Utilities) 399,932
43,748 China National Software &
Service Co. Ltd., Class A
(Information Technology) 210,745
298,543 China Oilfield Services Ltd.,
Class H (Energy) 321,084
128,822 China Pacific Insurance Group
Co. Ltd., Class A (Financials) 434,578
178,108 China Pacific Insurance Group
Co. Ltd., Class H (Financials) 376,270
1,818,628 China Petroleum & Chemical
Corp., Class A (Energy) 1,393,067
3,665,106 China Petroleum & Chemical
Corp., Class H (Energy) 1,886,448
601,238 China Railway Group Ltd.,
Class A (Industrials) 474,861
950,611 China Railway Group Ltd.,
Class H (Industrials) 417,474
602,774 China Railway Signal &
Communication Corp.
Ltd., Class A (Information
Technology) 367,185
88,918 China Resources Beer Holdings
Co. Ltd. (Consumer Staples) 400,742
78,622 China Resources Land Ltd.
(Real Estate) 287,900

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
776,486 China Resources
Pharmaceutical Group Ltd.
(Health Care)
(a)
$ 485,161
104,978 China Resources Sanjiu
Medical & Pharmaceutical Co.
Ltd., Class A (Health Care) 714,162
165,219 China Shenhua Energy Co. Ltd.,
Class A (Energy) 728,574
570,736 China Shenhua Energy Co. Ltd.,
Class H (Energy) 1,867,061
449,111 China State Construction
Engineering Corp. Ltd., Class A
(Industrials) 312,573
307,436 China Taiping Insurance
Holdings Co. Ltd. (Financials) 278,689
593,456 China Three Gorges Renewables
Group Co. Ltd., Class A
(Utilities) 382,285
11,865,118 China Tower Corp. Ltd., Class
H (Communication Services)
(a)
1,230,522
1,104,169 China Traditional Chinese
Medicine Holdings Co. Ltd.
(Health Care) 565,494
1,388,157 China United Network
Communications Ltd., Class A
(Communication Services) 853,383
252,869 China Yangtze Power Co. Ltd.,
Class A (Utilities) 808,430
2,679,375 China Zheshang Bank Co. Ltd.,
Class A (Financials) 949,281
64,190 Chongqing Brewery Co. Ltd.,
Class A (Consumer Staples) 640,462
1,314,103 Chongqing Rural Commercial
Bank Co. Ltd., Class A
(Financials) 748,971
64,300 Chongqing Taiji Industry Group
Co. Ltd., Class A (Health
Care)* 464,444
73,080 Chongqing Zhifei Biological
Products Co. Ltd., Class A
(Health Care) 667,452
229,736 Chow Tai Fook Jewellery Group
Ltd. (Consumer Discretionary) 333,560
932,316 CITIC Ltd. (Industrials) 878,564
145,330 CITIC Securities Co. Ltd., Class
A (Financials) 436,539
99,498 CITIC Securities Co. Ltd., Class
H (Financials) 206,632
1,138,010 COSCO SHIPPING
Development Co. Ltd., Class A
(Industrials) 371,315
408,576 COSCO SHIPPING Holdings
Co. Ltd., Class A (Industrials) 572,727
499,245 COSCO SHIPPING Holdings
Co. Ltd., Class H (Industrials) 460,234
749,017 CRRC Corp. Ltd., Class A
(Industrials) 545,426
1,343,460 CRRC Corp. Ltd., Class H
(Industrials) 541,836
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
82,700 CSPC Innovation
Pharmaceutical Co. Ltd., Class
A (Health Care) $ 489,877
2,272,854 CSPC Pharmaceutical Group
Ltd. (Health Care) 2,051,601
426,710 Daqin Railway Co. Ltd., Class
A (Industrials) 433,821
56,486 Daqo New Energy Corp. ADR
(Information Technology)* 1,336,459
96,116 DaShenLin Pharmaceutical
Group Co. Ltd., Class A
(Consumer Staples) 349,953
451,731 DHC Software Co. Ltd., Class
A (Information Technology) 403,591
108,618 Dong-E-E-Jiao Co. Ltd., Class
A (Health Care) 766,608
889,357 Dongfeng Motor Group Co.
Ltd., Class H (Consumer
Discretionary) 446,369
334,494 Dongxing Securities Co. Ltd.,
Class A (Financials) 404,241
141,766 East Buy Holding Ltd.
(Consumer Discretionary)*
(a)(b)
527,291
82,753 Ecovacs Robotics Co.
Ltd., Class A (Consumer
Discretionary) 495,174
35,492 ENN Energy Holdings Ltd.
(Utilities) 246,299
182,932 ENN Natural Gas Co. Ltd.,
Class A (Utilities) 410,643
425,375 Fangda Carbon New Material
Co. Ltd., Class A (Industrials)* 344,303
469,057 Far East Horizon Ltd.
(Financials) 344,122
447,038 First Capital Securities Co. Ltd.,
Class A (Financials) 382,496
398,618 Founder Securities Co. Ltd.,
Class A (Financials) 484,527
262,794 Foxconn Industrial Internet
Co. Ltd., Class A (Information
Technology) 555,691
64,849 Fuyao Glass Industry Group
Co. Ltd., Class A (Consumer
Discretionary) 341,999
11,627 G-bits Network Technology
Xiamen Co. Ltd., Class A
(Communication Services) 417,325
598,176 Geely Automobile Holdings
Ltd. (Consumer Discretionary) 651,765
441,977 GEM Co. Ltd., Class A
(Materials) 349,076
124,714 GF Securities Co. Ltd., Class A
(Financials) 251,663
158,476 Giant Network Group Co.
Ltd., Class A (Communication
Services) 268,306
294,294 Goldwind Science &
Technology Co. Ltd., Class A
(Industrials) 358,543

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
78,215 Gree Electric Appliances Inc
of Zhuhai, Class A (Consumer
Discretionary) $ 360,900
53,858 Guangdong Haid Group Co.
Ltd., Class A (Consumer
Staples) 333,360
270,966 Guangzhou Automobile Group
Co. Ltd., Class A (Consumer
Discretionary) 376,415
165,712 Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class A (Health Care) 699,652
287,329 Guangzhou Haige
Communications Group, Inc.
Co., Class A (Information
Technology) 509,394
53,382 Guangzhou Kingmed
Diagnostics Group Co. Ltd.,
Class A (Health Care) 493,378
260,915 Guosen Securities Co. Ltd.,
Class A (Financials) 347,107
188,167 Guotai Junan Securities Co.
Ltd., Class A (Financials) 397,888
398,615 Guoyuan Securities Co. Ltd.,
Class A (Financials) 384,604
6,966 H World Group Ltd. ADR
(Consumer Discretionary)* 254,816
666,171 Haidilao International Holding
Ltd. (Consumer Discretionary)
(a)
1,325,467
226,099 Haier Smart Home Co.
Ltd., Class A (Consumer
Discretionary) 700,365
449,334 Haier Smart Home Co.
Ltd., Class H (Consumer
Discretionary) 1,303,076
284,212 Haitong Securities Co. Ltd.,
Class A (Financials) 386,856
537,545 Haitong Securities Co. Ltd.,
Class H (Financials) 301,454
229,448 Hangzhou Binjiang Real Estate
Group Co. Ltd., Class A (Real
Estate) 248,052
76,944 Hangzhou Robam Appliances
Co. Ltd., Class A (Consumer
Discretionary) 250,302
215,392 Heilongjiang Agriculture
Co. Ltd., Class A (Consumer
Staples) 380,654
106,387 Henan Shuanghui Investment &
Development Co. Ltd., Class A
(Consumer Staples) 388,839
78,178 Hengan International Group Co.
Ltd. (Consumer Staples) 285,274
441,694 Hengyi Petrochemical Co. Ltd.,
Class A (Materials)* 424,313
1,273,420 Hesteel Co. Ltd., Class A
(Materials) 386,966
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
113,500 Hisense Visual Technology
Co. Ltd., Class A (Consumer
Discretionary) $ 371,923
51,205 Hithink RoyalFlush Information
Network Co. Ltd., Class A
(Financials) 1,007,321
117,942 Huadong Medicine Co. Ltd.,
Class A (Health Care) 673,695
393,562 Huafon Chemical Co. Ltd.,
Class A (Materials) 378,075
273,006 Huaibei Mining Holdings Co.
Ltd., Class A (Materials) 605,576
198,067 Huatai Securities Co. Ltd.,
Class A (Financials) 397,465
345,077 Huatai Securities Co. Ltd.,
Class H (Financials)
(a)
432,103
320,994 Huaxi Securities Co. Ltd., Class
A (Financials) 356,910
1,388,665 Huaxia Bank Co. Ltd., Class A
(Financials) 1,127,889
179,502 Huayu Automotive Systems
Co. Ltd., Class A (Consumer
Discretionary) 437,381
151,280 Hubei Jumpcan Pharmaceutical
Co. Ltd., Class A (Health Care) 676,428
1,907,936 Industrial & Commercial
Bank of China Ltd., Class A
(Financials) 1,285,138
6,488,972 Industrial & Commercial
Bank of China Ltd., Class H
(Financials) 3,107,276
434,136 Industrial Bank Co. Ltd., Class
A (Financials) 887,605
1,543,042 Inner Mongolia BaoTou
Steel Union Co. Ltd., Class A
(Materials)* 330,606
198,600 Inner Mongolia Dian Tou
Energy Corp. Ltd., Class A
(Energy) 405,766
105,442 Inner Mongolia Yili Industrial
Group Co. Ltd., Class A
(Consumer Staples) 402,366
84,700 Innovent Biologics, Inc. (Health
Care)*
(a)
496,685
133,336 iQIYI, Inc. ADR
(Communication Services)* 598,679
55,318 JD Health International, Inc.
(Consumer Staples)*
(a)
263,830
215,098 JD.com, Inc., Class A
(Consumer Discretionary) 2,938,550
428,858 Jiangsu Expressway Co. Ltd.,
Class H (Industrials) 386,012
259,526 Jiangsu Hengrui
Pharmaceuticals Co. Ltd., Class
A (Health Care) 1,745,195
60,934 Jiangsu Pacific Quartz Co.
Ltd., Class A (Information
Technology) 732,641

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
192,285 Jiangxi Copper Co. Ltd., Class
A (Materials) $ 476,875
332,017 Jiangxi Copper Co. Ltd., Class
H (Materials) 471,012
25,897 JiuGui Liquor Co. Ltd., Class A
(Consumer Staples) 258,934
227,246 Joincare Pharmaceutical Group
Industry Co. Ltd., Class A
(Health Care) 402,557
659,256 Jointown Pharmaceutical Group
Co. Ltd., Class A (Health Care) 693,322
16,204 JOYY, Inc. ADR
(Communication Services) 622,396
307,137 Kingboard Holdings Ltd.
(Information Technology) 739,303
349,900 Kingnet Network Co. Ltd.,
Class A (Communication
Services) 572,305
101,502 Kingsoft Corp. Ltd.
(Communication Services) 324,898
266,855 Kuaishou Technology
(Communication Services)*
(a)
1,971,439
63,588 Kunlun Tech Co. Ltd., Class A
(Communication Services)* 288,065
9,971 Kweichow Moutai Co. Ltd.,
Class A (Consumer Staples) 2,501,477
1,923,475 Lenovo Group Ltd. (Information
Technology) 2,376,546
75,200 Li Auto, Inc., Class A
(Consumer Discretionary)* 1,403,808
268,611 Li Ning Co. Ltd. (Consumer
Discretionary) 748,024
1,568,971 Liaoning Port Co. Ltd., Class A
(Industrials) 329,570
157,342 Longfor Group Holdings Ltd.
(Real Estate)
(a)
278,813
189,736 LONGi Green Energy
Technology Co. Ltd., Class A
(Information Technology) 564,080
16,049 Luzhou Laojiao Co. Ltd., Class
A (Consumer Staples) 466,345
451,409 Meituan, Class B (Consumer
Discretionary)*
(a)
5,236,374
1,140,082 Metallurgical Corp. of China
Ltd., Class A (Industrials) 494,924
38,652 MINISO Group Holding Ltd.
ADR (Consumer Discretionary) 979,055
43,782 Muyuan Foods Co. Ltd., Class
A (Consumer Staples) 239,602
206,820 NetEase, Inc. (Communication
Services) 4,668,497
78,403 New China Life Insurance Co.
Ltd., Class A (Financials) 343,102
170,512 New China Life Insurance Co.
Ltd., Class H (Financials) 338,391
231,488 New Hope Liuhe Co. Ltd.,
Class A (Consumer Staples)* 324,167
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
264,426 New Oriental Education
& Technology Group, Inc.
(Consumer Discretionary)* $ 2,134,625
329,012 Nongfu Spring Co. Ltd., Class
H (Consumer Staples)
(a)
1,878,793
731,774 Offshore Oil Engineering Co.
Ltd., Class A (Energy) 658,914
284,500 OFILM Group Co. Ltd., Class A
(Information Technology)* 403,981
353,314 Oriental Pearl Group Co. Ltd.,
Class A (Communication
Services) 399,278
58,394 PDD Holdings, Inc. ADR
(Consumer Discretionary)* 8,609,611
88,400 People.cn Co. Ltd., Class A
(Communication Services) 420,398
528,145 People’s Insurance Co. Group
of China Ltd. (The), Class A
(Financials) 373,496
2,389,338 People's Insurance Co. Group
of China Ltd. (The), Class H
(Financials) 773,981
2,717,016 PetroChina Co. Ltd., Class A
(Energy) 2,731,855
4,579,841 PetroChina Co. Ltd., Class H
(Energy) 3,008,154
1,603,564 PICC Property & Casualty Co.
Ltd., Class H (Financials) 1,862,198
206,903 Ping An Bank Co. Ltd., Class A
(Financials) 280,468
123,440 Ping An Insurance Group Co. of
China Ltd., Class A (Financials) 705,273
534,433 Ping An Insurance Group Co. of
China Ltd., Class H (Financials) 2,463,361
1,396,844 Postal Savings Bank of China
Co. Ltd., Class A (Financials) 858,724
1,346,487 Postal Savings Bank of China
Co. Ltd., Class H (Financials)
(a)
598,224
59,528 Qifu Technology, Inc. ADR
(Financials) 923,875
271,022 Qinghai Salt Lake Industry Co.
Ltd., Class A (Materials)* 601,554
203,265 SAIC Motor Corp. Ltd., Class A
(Consumer Discretionary) 423,552
33,470 Sangfor Technologies,
Inc., Class A (Information
Technology)* 395,584
467,450 SDIC Capital Co. Ltd., Class A
(Financials) 451,674
212,340 SDIC Power Holdings Co. Ltd.,
Class A (Utilities) 368,718
177,365 Seazen Holdings Co. Ltd., Class
A (Real Estate)* 318,417
28,354 SG Micro Corp., Class A
(Information Technology) 356,043
131,329 Shaanxi Coal Industry Co. Ltd.,
Class A (Energy) 358,254

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
186,563 Shandong Buchang
Pharmaceuticals Co. Ltd., Class
A (Health Care) $ 469,216
177,744 Shandong Gold Mining Co.
Ltd., Class A (Materials) 577,463
221,174 Shandong Weigao Group
Medical Polymer Co. Ltd., Class
H (Health Care) 209,838
1,032,034 Shanghai Construction Group
Co. Ltd., Class A (Industrials) 361,306
626,480 Shanghai Electric Group Co.
Ltd., Class A (Industrials)* 386,889
678,136 Shanghai International Port
Group Co. Ltd., Class A
(Industrials) 477,668
182,281 Shanghai Lingang Holdings
Corp. Ltd., Class A (Real
Estate) 280,275
203,206 Shanghai Pharmaceuticals
Holding Co. Ltd., Class A
(Health Care) 511,074
1,013,112 Shanghai Pudong Development
Bank Co. Ltd., Class A
(Financials) 971,827
439,377 Shanghai RAAS Blood Products
Co. Ltd., Class A (Health Care) 489,154
484,084 Shanghai Rural Commercial
Bank Co. Ltd., Class A
(Financials) 388,433
323,476 Shanghai Yuyuan Tourist
Mart Group Co. Ltd., Class A
(Consumer Discretionary) 292,175
471,381 Shanxi Securities Co. Ltd.,
Class A (Financials) 368,339
816,560 Shanxi Taigang Stainless Steel
Co. Ltd., Class A (Materials) 441,384
27,855 Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A
(Consumer Staples) 931,725
691,135 Shenwan Hongyuan Group Co.
Ltd., Class A (Financials) 436,496
402,216 Shenzhen Energy Group Co.
Ltd., Class A (Utilities) 344,145
15,113 Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
(Health Care) 615,589
693,199 Shenzhen Overseas Chinese
Town Co. Ltd., Class A (Real
Estate)* 334,902
58,700 Shenzhen SC New Energy
Technology Corp., Class A
(Information Technology) 577,958
89,056 Shenzhen SED Industry Co.
Ltd., Class A (Information
Technology) 242,937
210,227 Shijiazhuang Yiling
Pharmaceutical Co. Ltd., Class
A (Health Care) 739,519
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
461,200 Sichuan Changhong Electric
Co. Ltd., Class A (Consumer
Discretionary) $ 371,363
173,028 Sichuan Chuantou Energy Co.
Ltd., Class A (Utilities) 346,007
204,735 Sichuan Kelun Pharmaceutical
Co. Ltd., Class A (Health Care) 822,266
342,671 Sichuan Road and Bridge Group
Co. Ltd., Class A (Industrials) 370,455
76,936 Sichuan Swellfun Co. Ltd.,
Class A (Consumer Staples) 630,162
21,669 Silergy Corp. (Information
Technology) 294,793
218,560 Sinoma International
Engineering Co., Class A
(Industrials) 286,782
850,712 Sinopec Shanghai
Petrochemical Co. Ltd., Class A
(Materials)* 347,861
248,172 Sinopharm Group Co. Ltd.,
Class H (Health Care) 615,799
371,916 SooChow Securities Co. Ltd.,
Class A (Financials) 399,467
610,203 Southwest Securities Co. Ltd.,
Class A (Financials) 352,057
35,239 Sunny Optical Technology
Group Co. Ltd. (Information
Technology) 334,555
72,725 TAL Education Group ADR
(Consumer Discretionary)* 911,244
306,275 Tangshan Jidong Cement Co.
Ltd., Class A (Materials) 298,083
668,111 TCL Technology Group
Corp., Class A (Information
Technology)* 391,080
773,449 Tencent Holdings Ltd.
(Communication Services) 32,382,600
134,245 Tencent Music Entertainment
Group ADR (Communication
Services)* 1,142,425
268,076 Tianma Microelectronics Co.
Ltd., Class A (Information
Technology)* 408,064
122,936 Tianqi Lithium Corp., Class A
(Materials) 862,153
1,100,625 Tingyi Cayman Islands Holding
Corp. (Consumer Staples) 1,385,240
225,443 Tongwei Co. Ltd., Class A
(Information Technology) 773,471
2,003,751 Topsports International
Holdings Ltd. (Consumer
Discretionary)
(a)
1,629,108
18,772 Trip.com Group Ltd. (Consumer
Discretionary)* 659,999
1,308,690 Uni-President China Holdings
Ltd. (Consumer Staples) 837,797
181,309 Vipshop Holdings Ltd. ADR
(Consumer Discretionary)* 2,906,383

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
29,460 Wanhua Chemical Group Co.
Ltd., Class A (Materials) $ 332,719
1,780,923 Want Want China Holdings Ltd.
(Consumer Staples) 1,042,062
381,158 Western Securities Co. Ltd.,
Class A (Financials) 352,282
1,775,018 Wintime Energy Group Co.
Ltd., Class A (Utilities)* 352,965
875,837 Wuchan Zhongda Group Co.
Ltd., Class A (Consumer
Discretionary) 566,639
28,279 Wuliangye Yibin Co. Ltd., Class
A (Consumer Staples) 590,647
123,800 Wuxi Biologics Cayman, Inc.
(Health Care)*
(a)
689,513
509,861 XCMG Construction Machinery
Co. Ltd., Class A (Industrials) 394,837
402,785 Xiamen C & D, Inc., Class A
(Industrials) 534,151
984,554 Xiaomi Corp., Class B
(Information Technology)*
(a)
1,969,032
56,400 XPeng, Inc., Class A (Consumer
Discretionary)* 485,267
274,111 Yadea Group Holdings Ltd.
(Consumer Discretionary)
(a)
514,509
368,247 Yankuang Energy Group Co.
Ltd., Class H (Energy) 684,602
78,462 Yihai Kerry Arawana Holdings
Co. Ltd., Class A (Consumer
Staples) 383,575
67,925 YongXing Special Materials
Technology Co. Ltd., Class A
(Materials) 418,337
442,888 Youngor Group Co. Ltd., Class
A (Real Estate) 420,499
134,936 YTO Express Group Co. Ltd.,
Class A (Industrials) 248,482
697,220 Yuexiu Property Co. Ltd. (Real
Estate) 635,597
60,637 Yum China Holdings, Inc.
(Consumer Discretionary) 2,618,306
49,032 Yunnan Baiyao Group Co. Ltd.,
Class A (Health Care) 345,579
61,506 Yunnan Botanee Bio-
Technology Group Co. Ltd.,
Class A (Consumer Staples) 615,491
166,417 Yunnan Yuntianhua Co. Ltd.,
Class A (Materials) 366,346
223,800 Yutong Bus Co. Ltd., Class A
(Industrials) 421,838
141,656 Zangge Mining Co. Ltd., Class
A (Materials) 474,501
8,745 Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd., Class
A (Health Care) 309,535
333,966 Zhaojin Mining Industry Co.
Ltd., Class H (Materials) 432,728
655,774 Zhefu Holding Group Co. Ltd.,
Class A (Industrials) 336,106
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
339,216 Zhejiang China Commodities
City Group Co. Ltd., Class A
(Consumer Discretionary) $ 377,646
604,171 Zhejiang Expressway Co. Ltd.,
Class H (Industrials) 382,911
286,910 Zhejiang Longsheng Group Co.
Ltd., Class A (Materials) 345,931
160,500 Zhejiang NHU Co. Ltd., Class
A (Health Care) 382,539
66,246 Zhejiang Supor Co. Ltd., Class
A (Consumer Discretionary) 484,808
268,473 Zhejiang Weixing New Building
Materials Co. Ltd., Class A
(Industrials) 562,436
260,366 Zheshang Securities Co. Ltd.,
Class A (Financials) 382,838
37,920 Zhongji Innolight Co.
Ltd., Class A (Information
Technology) 504,042
320,356 Zhongjin Gold Corp. Ltd., Class
A (Materials) 483,158
156,692 Zhongsheng Group Holdings
Ltd. (Consumer Discretionary) 375,164
357,164 Zhongtai Securities Co. Ltd.,
Class A (Financials) 359,615
409,642 Zijin Mining Group Co. Ltd.,
Class H (Materials) 649,318
453,295 Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class A (Industrials) 409,432
133,490 ZTE Corp., Class H
(Information Technology) 291,240
13,610 ZTO Express Cayman, Inc.
ADR (Industrials) 303,775
290,765,944
Czech Republic – 0.2%
14,069 CEZ AS (Utilities) 623,494
19,608 Komercni banka AS (Financials) 608,187
159,106 Moneta Money Bank AS
(Financials)
(a)
623,036
1,854,717
Egypt – 0.5%
1,421,159 Commercial International Bank
- Egypt (CIB) (Financials) 3,550,598
1,779,689 Eastern Co. SAE (Consumer
Staples) 1,491,713
5,042,311
Greece – 0.8%
590,905 Eurobank Ergasias Services and
Holdings SA (Financials)* 1,090,250
181,420 Hellenic Telecommunications
Organization SA
(Communication Services) 2,666,352
19,538 JUMBO SA (Consumer
Discretionary) 512,483
14,812 Motor Oil Hellas Corinth
Refineries SA (Energy) 400,802
25,278 Mytilineos SA (Industrials) 1,013,320

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Greece – (continued)
79,038 National Bank of Greece SA
(Financials)* $ 541,749
90,372 OPAP SA (Consumer
Discretionary) 1,449,492
7,674,448
Hong Kong – 0.2%
50,429 Orient Overseas International
Ltd. (Industrials) 606,610
2,444,990 Sino Biopharmaceutical Ltd.
(Health Care) 1,202,100
1,808,710
Hungary – 0.2%
133,904 MOL Hungarian Oil & Gas
PLC (Energy) 1,065,841
16,686 OTP Bank Nyrt (Financials) 693,463
16,148 Richter Gedeon Nyrt (Health
Care) 406,870
2,166,174
India – 15.1%
7,972 ABB India Ltd. (Industrials) 422,505
220,263 Adani Power Ltd. (Utilities)* 1,139,696
6,708 Apollo Hospitals Enterprise
Ltd. (Health Care) 444,736
53,779 Asian Paints Ltd. (Materials) 2,011,963
126,582 Aurobindo Pharma Ltd. (Health
Care) 1,580,952
21,109 Avenue Supermarts Ltd.
(Consumer Staples)*
(a)
999,778
166,975 Axis Bank Ltd. (Financials) 2,150,915
5,300 Bajaj Auto Ltd. (Consumer
Discretionary) 387,078
13,158 Bajaj Finance Ltd. (Financials) 1,123,705
20,443 Bajaj Finserv Ltd. (Financials) 410,239
327,718 Bank of Baroda (Financials) 774,557
80,816 Berger Paints India Ltd.
(Materials) 556,645
307,810 Bharat Electronics Ltd.
(Industrials) 538,523
123,792 Bharat Petroleum Corp. Ltd.
(Energy) 646,765
166,355 Bharti Airtel Ltd.
(Communication Services) 2,024,138
50,889 Britannia Industries Ltd.
(Consumer Staples) 2,961,211
153,254 CG Power & Industrial
Solutions Ltd. (Industrials) 825,869
38,710 Cholamandalam Investment and
Finance Co. Ltd. (Financials) 518,702
171,233 Cipla Ltd. (Health Care) 2,489,225
199,932 Coal India Ltd. (Energy) 820,286
99,644 Colgate-Palmolive India Ltd.
(Consumer Staples) 2,624,155
200,690 Dabur India Ltd. (Consumer
Staples) 1,294,836
12,568 Divi's Laboratories Ltd. (Health
Care) 570,983
50,400 DLF Ltd. (Real Estate) 378,240
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
31,893 Dr. Reddy's Laboratories Ltd.
(Health Care) $ 2,213,613
12,125 Eicher Motors Ltd. (Consumer
Discretionary) 566,588
378,604 GAIL India Ltd. (Utilities) 598,820
44,512 Grasim Industries Ltd.
(Materials) 1,070,423
87,435 Havells India Ltd. (Industrials) 1,365,776
281,915 HCL Technologies Ltd.
(Information Technology) 4,532,952
169,888 HDFC Bank Ltd. (Financials) 3,175,555
105,682 HDFC Life Insurance Co. Ltd.
(Financials)
(a)
875,363
272,179 Hindalco Industries Ltd.
(Materials) 1,682,969
25,956 Hindustan Aeronautics Ltd.
(Industrials) 740,704
133,200 Hindustan Petroleum Corp. Ltd.
(Energy)* 554,882
85,999 Hindustan Unilever Ltd.
(Consumer Staples) 2,625,074
435,463 ICICI Bank Ltd. (Financials) 4,882,094
45,255 ICICI Lombard General
Insurance Co. Ltd. (Financials)
(a)
803,147
148,234 Indian Hotels Co. Ltd.
(Consumer Discretionary) 749,580
904,225 Indian Oil Corp. Ltd. (Energy) 1,211,687
432,259 Infosys Ltd. (Information
Technology) 7,542,552
465,012 ITC Ltd. (Consumer Staples) 2,430,065
150,975 Jindal Steel & Power Ltd.
(Materials) 1,214,408
272,622 Jio Financial Services Ltd.
(Financials)* 749,930
100,084 JSW Steel Ltd. (Materials) 961,430
165,443 Jubilant Foodworks Ltd.
(Consumer Discretionary) 1,112,658
24,552 Kotak Mahindra Bank Ltd.
(Financials) 516,823
71,547 Larsen & Toubro Ltd.
(Industrials) 2,667,513
42,865 LTIMindtree Ltd. (Information
Technology)
(a)
2,845,904
53,512 Lupin Ltd. (Health Care) 821,926
112,386 Mahindra & Mahindra Ltd.
(Consumer Discretionary) 2,220,598
332,005 Marico Ltd. (Consumer Staples) 2,144,459
8,608 Maruti Suzuki India Ltd.
(Consumer Discretionary) 1,095,042
32,411 Mphasis Ltd. (Information
Technology) 915,135
400 MRF Ltd. (Consumer
Discretionary) 535,690
58,634 Muthoot Finance Ltd.
(Financials) 1,041,921
9,985 Nestle India Ltd. (Consumer
Staples) 2,901,872
638,360 NTPC Ltd. (Utilities) 2,000,191

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
576,794 Oil & Natural Gas Corp. Ltd.
(Energy) $ 1,348,374
4,491 Page Industries Ltd. (Consumer
Discretionary) 2,006,529
10,700 Persistent Systems Ltd.
(Information Technology) 821,158
9,052 PI Industries Ltd. (Materials) 409,314
49,844 Pidilite Industries Ltd.
(Materials) 1,525,526
6,000 Polycab India Ltd. (Industrials) 379,014
345,007 Power Finance Corp. Ltd.
(Financials) 1,385,510
885,712 Power Grid Corp. of India Ltd.
(Utilities) 2,219,225
258,868 REC Ltd. (Financials) 1,082,423
272,622 Reliance Industries Ltd.
(Energy) 7,772,107
47,480 SBI Life Insurance Co. Ltd.
(Financials)
(a)
817,156
21,294 Shriram Finance Ltd.
(Financials) 512,524
30,753 Siemens Ltd. (Industrials) 1,348,808
14,756 SRF Ltd. (Materials) 418,897
213,781 State Bank of India (Financials) 1,447,744
80,069 Sun Pharmaceutical Industries
Ltd. (Health Care) 1,176,978
7,700 Supreme Industries Ltd.
(Materials) 409,142
781,000 Suzlon Energy Ltd.
(Industrials)* 381,632
149,668 Tata Consultancy Services Ltd.
(Information Technology) 6,259,247
77,671 Tata Consumer Products Ltd.
(Consumer Staples) 876,193
7,636 Tata Elxsi Ltd. (Information
Technology) 755,673
353,529 Tata Motors Ltd. (Consumer
Discretionary) 2,994,624
177,400 Tata Motors Ltd., Class A
(Consumer Discretionary) 1,016,404
157,815 Tata Power Co. Ltd. (The)
(Utilities) 506,976
1,435,194 Tata Steel Ltd. (Materials) 2,201,140
212,125 Tech Mahindra Ltd.
(Information Technology) 3,105,677
24,108 Titan Co. Ltd. (Consumer
Discretionary) 1,009,085
69,093 Torrent Pharmaceuticals Ltd.
(Health Care) 1,761,879
12,000 Trent Ltd. (Consumer
Discretionary) 401,037
21,194 Tube Investments of India Ltd.
(Consumer Discretionary) 855,524
28,176 TVS Motor Co. Ltd. (Consumer
Discretionary) 629,953
17,095 UltraTech Cement Ltd.
(Materials) 1,845,671
94,020 UPL Ltd. (Materials) 643,364
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
113,680 Varun Beverages Ltd.
(Consumer Staples) $ 1,506,305
371,360 Vedanta Ltd. (Materials) 1,039,129
278,282 Wipro Ltd. (Information
Technology) 1,378,333
280,000 Zomato Ltd. (Consumer
Discretionary)* 398,039
143,709,360
Indonesia – 1.8%
1,863,323 Adaro Energy Indonesia Tbk PT
(Energy) 314,759
5,088,519 Aneka Tambang Tbk (Materials) 570,859
4,025,745 Astra International Tbk PT
(Industrials) 1,401,613
4,000,455 Bank Central Asia Tbk PT
(Financials) 2,314,899
3,017,962 Bank Mandiri Persero Tbk PT
(Financials) 1,138,303
2,835,364 Bank Negara Indonesia Persero
Tbk PT (Financials) 964,316
3,312,021 Bank Rakyat Indonesia Persero
Tbk PT (Financials) 1,126,429
946,746 Indah Kiat Pulp & Paper Tbk
PT (Materials) 535,635
2,208,129 Indofood CBP Sukses Makmur
Tbk PT (Consumer Staples) 1,644,351
3,065,181 Indofood Sukses Makmur Tbk
PT (Consumer Staples) 1,269,748
11,913,393 Kalbe Farma Tbk PT (Health
Care) 1,240,498
6,871,796 Sumber Alfaria Trijaya Tbk PT
(Consumer Staples) 1,271,570
10,586,823 Telkom Indonesia Persero Tbk
PT (Communication Services) 2,566,503
4,097,309 Unilever Indonesia Tbk PT
(Consumer Staples) 964,228
17,323,711
Kuwait – 0.5%
326,007 Agility Public Warehousing Co.
KSC (Industrials)* 570,182
210,700 Boubyan Bank KSCP
(Financials) 397,856
616,979 Kuwait Finance House KSCP
(Financials) 1,396,821
917,332 National Bank of Kuwait SAKP
(Financials) 2,629,437
4,994,296
Luxembourg – 0.1%
42,376 Reinet Investments SCA
(Financials) 989,496
Mexico – 2.7%
843,096 Alfa SAB de CV, Class A
(Industrials) 614,917
2,957,898 America Movil SAB de CV,
Series B (Communication
Services) 2,674,989

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Mexico – (continued)
53,368 Arca Continental SAB de CV
(Consumer Staples) $ 544,847
2,649,646 Cemex SAB de CV, Series CPO
(Materials)* 1,841,017
108,555 Coca-Cola Femsa SAB de CV
(Consumer Staples) 912,233
344,727 Fomento Economico Mexicano
SAB de CV (Consumer Staples) 4,383,231
136,624 Gruma SAB de CV, Class B
(Consumer Staples) 2,531,534
481,612 Grupo Bimbo SAB de CV,
Series A (Consumer Staples) 2,429,754
78,574 Grupo Carso SAB de CV, Series
A1 (Industrials) 721,760
333,704 Grupo Financiero Banorte SAB
de CV, Class O (Financials) 3,102,584
257,048 Grupo Mexico SAB de CV,
Series B (Materials) 1,177,998
252,100 Kimberly-Clark de Mexico
SAB de CV, Class A (Consumer
Staples) 509,961
225,659 Orbia Advance Corp. SAB de
CV (Materials) 481,806
42,778 Promotora y Operadora de
Infraestructura SAB de CV
(Industrials) 420,897
783,750 Wal-Mart de Mexico SAB de
CV (Consumer Staples) 3,072,017
25,419,545
Philippines – 0.1%
461,674 Bank of the Philippine Islands
(Financials) 859,451
39,880 Manila Electric Co. (Utilities) 258,728
1,118,179
Poland – 1.1%
33,568 Bank Pekao SA (Financials) 1,182,378
15,330 CD Projekt SA (Communication
Services) 418,187
23,565 Dino Polska SA (Consumer
Staples)*
(a)
2,632,736
521 LPP SA (Consumer
Discretionary) 1,942,856
26,932 ORLEN SA (Energy) 398,488
106,497 Powszechna Kasa Oszczednosci
Bank Polski SA (Financials)* 1,268,543
192,388 Powszechny Zaklad
Ubezpieczen SA (Financials) 2,198,582
3,300 Santander Bank Polska SA
(Financials)* 410,861
10,452,631
Qatar – 1.0%
535,667 Commercial Bank PSQC (The)
(Financials) 784,154
96,023 Industries Qatar QSC
(Industrials) 329,659
684,836 Ooredoo QPSC
(Communication Services) 1,935,447
Shares Description Value
a
Common Stocks – (continued)
Qatar – (continued)
382,973 Qatar International Islamic
Bank QSC (Financials) $ 1,054,990
340,096 Qatar Islamic Bank (Financials) 1,774,739
723,994 Qatar National Bank QPSC
(Financials) 3,121,864
9,000,853
Romania – 0.1%
121,728 NEPI Rockcastle NV (Real
Estate)* 745,142
Russia – 0.0%
1,256,908 Gazprom PJSC (Energy)*
(c)
—
35,708,229 Inter RAO UES PJSC
(Utilities)
(c)
—
62,206 LUKOIL PJSC (Energy)
(c)
—
11,906 MMC Norilsk Nickel PJSC
(Materials)*
(c)
—
824,628 Moscow Exchange MICEX-
RTS PJSC (Financials)
(c)
—
839,494 Novolipetsk Steel PJSC
(Materials)*
(c)
—
820 PhosAgro PJSC (Materials)
(c)
—
127,440 PhosAgro PJSC, GDR
(Materials)*
(c)
—
70,023 Polymetal International PLC
(Materials)*
(c)
—
11,287 Polyus PJSC (Materials)*
(c)
—
90,086 Rosneft Oil Co. PJSC
(Energy)
(c)
—
1,661,273 Sberbank of Russia PJSC
(Financials)
(c)
—
152,107 Severstal PAO (Materials)*
(c)
—
3,362,523 Surgutneftegas PJSC (Energy)
(c)
—
277,377 Tatneft PJSC (Energy)
(c)
—
1,366 TCS Group Holding PLC, GDR
(Financials)*
(c)
—
799,132,583 VTB Bank PJSC (Financials)*
(c)
—
40,500 Yandex NV, Class A
(Communication Services)*
(c)
—
—
Saudi Arabia – 3.8%
12,142 ACWA Power Co. (Utilities) 741,175
32,389 Advanced Petrochemical Co.
(Materials) 322,897
208,779 Al Rajhi Bank (Financials) 4,251,823
75,384 Alinma Bank (Financials) 719,378
30,274 Almarai Co. JSC (Consumer
Staples) 450,297
56,143 Arab National Bank (Financials) 359,172
7,556 Arabian Internet &
Co.mmunications Services Co.
(Information Technology) 627,199
42,202 Bank AlBilad (Financials) 430,288
58,928 Bank Al-Jazira (Financials)* 266,719
46,054 Banque Saudi Fransi
(Financials) 459,128
31,581 Bupa Arabia for Cooperative
Insurance Co. (Financials) 1,678,596

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Saudi Arabia – (continued)
135,120 Dar Al Arkan Real Estate
Development Co. (Real Estate)* $ 536,662
11,511 Dr Sulaiman Al Habib Medical
Services Group Co. (Health
Care) 865,281
4,938 Elm Co. (Information
Technology) 980,097
195,757 Etihad Etisalat Co.
(Communication Services) 2,410,762
92,092 Jarir Marketing Co. (Consumer
Discretionary) 357,911
179,502 Mobile Telecommunications Co
Saudi Arabia (Communication
Services) 674,658
20,366 Nahdi Medical Co. (Consumer
Staples) 737,226
154,308 Rabigh Refining &
Petrochemical Co. (Energy)* 448,343
80,130 Riyad Bank (Financials) 570,298
30,432 SABIC Agri-Nutrients Co.
(Materials) 1,116,205
105,999 Sahara International
Petrochemical Co. (Materials) 914,052
98,935 Saudi Arabian Mining Co.
(Materials)* 1,050,929
482,566 Saudi Arabian Oil Co.
(Energy)
(a)
4,270,609
109,507 Saudi Awwal Bank (Financials) 1,014,359
93,519 Saudi Basic Industries Corp.
(Materials) 1,974,332
143,985 Saudi Electricity Co. (Utilities) 693,155
88,628 Saudi Investment Bank (The)
(Financials) 354,370
303,283 Saudi Kayan Petrochemical Co.
(Materials)* 915,144
291,883 Saudi National Bank (The)
(Financials) 2,719,262
212,933 Saudi Telecom Co.
(Communication Services) 2,182,400
109,541 Savola Group (The) (Consumer
Staples) 1,094,972
36,187,699
South Africa – 2.9%
130,997 Absa Group Ltd. (Financials) 1,201,163
117,140 Aspen Pharmacare Holdings
Ltd. (Health Care) 1,144,387
88,306 Bid Corp. Ltd. (Consumer
Staples) 1,925,816
44,863 Bidvest Group Ltd. (The)
(Industrials) 558,171
7,467 Capitec Bank Holdings Ltd.
(Financials) 772,592
91,903 Clicks Group Ltd. (Consumer
Staples) 1,431,359
29,902 Discovery Ltd. (Financials) 209,929
564,887 FirstRand Ltd. (Financials) 2,010,044
130,107 Gold Fields Ltd. (Materials) 1,955,450
194,856 Impala Platinum Holdings Ltd.
(Materials) 787,959
Shares Description Value
a
Common Stocks – (continued)
South Africa – (continued)
54,402 Kumba Iron Ore Ltd.
(Materials) $ 1,700,299
276,731 MTN Group Ltd.
(Communication Services) 1,503,255
9,306 Naspers Ltd., Class N
(Consumer Discretionary)* 1,705,797
99,876 Nedbank Group Ltd.
(Financials) 1,126,833
631,938 Old Mutual Ltd. (Financials) 383,498
293,124 OUTsurance Group Ltd.
(Financials) 641,934
309,610 Pepkor Holdings Ltd.
(Consumer Discretionary)
(a)
304,218
96,175 Remgro Ltd. (Financials) 736,970
267,494 Sanlam Ltd. (Financials) 958,603
224,048 Shoprite Holdings Ltd.
(Consumer Staples) 3,040,314
197,960 Standard Bank Group Ltd.
(Financials) 2,091,586
157,608 Vodacom Group Ltd.
(Communication Services)
(b)
806,753
219,232 Woolworths Holdings Ltd.
(Consumer Discretionary) 780,906
27,777,836
South Korea – 11.5%
15,376 Amorepacific Corp. (Consumer
Staples) 1,540,997
4,463 Celltrion, Inc. (Health Care) 563,518
4,659 CJ CheilJedang Corp.
(Consumer Staples) 1,115,863
4,186 CosmoAM&T Co. Ltd.
(Information Technology)* 534,383
43,017 Coway Co. Ltd. (Consumer
Discretionary) 1,667,132
9,324 DB Insurance Co. Ltd.
(Financials) 604,906
15,710 Doosan Bobcat, Inc.
(Industrials) 555,266
30,064 Doosan Enerbility Co. Ltd.
(Industrials)* 368,183
5,638 Ecopro BM Co. Ltd.
(Industrials) 1,197,389
970 Ecopro Co. Ltd. (Materials) 562,384
16,129 F&F Co. Ltd. (Consumer
Discretionary) 1,073,892
45,094 GS Holdings Corp. (Industrials) 1,443,539
46,064 Hana Financial Group, Inc.
(Financials) 1,487,087
38,253 Hankook Tire & Technology Co.
Ltd. (Consumer Discretionary) 1,344,629
6,293 Hanmi Pharm Co. Ltd. (Health
Care) 1,499,901
4,768 Hanwha Aerospace Co. Ltd.
(Industrials) 465,288
11,574 HD Hyundai Co. Ltd. (Energy) 540,954
72,170 HMM Co. Ltd. (Industrials) 866,499
26,694 Hotel Shilla Co. Ltd. (Consumer
Discretionary) 1,357,305

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
1,846 HYBE Co. Ltd.
(Communication Services)* $ 308,346
6,819 Hyundai Mobis Co. Ltd.
(Consumer Discretionary) 1,210,364
11,737 Hyundai Motor Co. (Consumer
Discretionary) 1,676,649
20,745 Hyundai Steel Co. (Materials) 565,999
164,332 Industrial Bank of Korea
(Financials) 1,506,838
13,222 JYP Entertainment Corp.
(Communication Services) 983,848
15,194 Kakao Corp. (Communication
Services) 594,735
63,754 Kangwon Land, Inc. (Consumer
Discretionary) 765,947
45,442 KB Financial Group, Inc.
(Financials) 1,845,647
38,188 Kia Corp. (Consumer
Discretionary) 2,542,611
15,890 Korea Aerospace Industries Ltd.
(Industrials) 570,865
45,454 Korea Electric Power Corp.
(Utilities)* 664,115
5,996 Korea Investment Holdings Co.
Ltd. (Financials) 278,387
679 Korea Zinc Co. Ltd. (Materials) 258,674
24,644 Korean Air Lines Co. Ltd.
(Industrials) 428,832
25,368 KT Corp. (Communication
Services) 659,688
20,202 KT&G Corp. (Consumer
Staples) 1,381,092
5,567 Kumho Petrochemical Co. Ltd.
(Materials) 552,320
1,110 LG Chem Ltd. (Materials) 431,043
5,741 LG Corp. (Industrials) 374,234
31,865 LG Electronics, Inc. (Consumer
Discretionary) 2,536,554
3,390 LG H&H Co. Ltd. (Consumer
Staples) 876,305
2,588 LG Innotek Co. Ltd.
(Information Technology) 477,420
218,849 LG Uplus Corp.
(Communication Services) 1,781,122
73,073 Mirae Asset Securities Co. Ltd.
(Financials) 406,103
8,411 NAVER Corp. (Communication
Services) 1,356,035
3,891 NCSoft Corp. (Communication
Services) 790,173
89,582 NH Investment & Securities Co.
Ltd. (Financials) 712,407
19,737 Orion Corp. (Consumer Staples) 1,800,601
10,681 Pearl Abyss Corp.
(Communication Services)* 312,942
13,600 Posco DX Co. Ltd. (Information
Technology) 604,023
2,702 POSCO Future M Co. Ltd.
(Industrials)
(b)
679,610
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
8,383 POSCO Holdings, Inc.
(Materials) $ 3,138,386
1,146 Samsung Biologics Co. Ltd.
(Health Care)*
(a)
643,995
14,226 Samsung C&T Corp.
(Industrials) 1,315,476
7,349 Samsung Electro-Mechanics
Co. Ltd. (Information
Technology) 829,942
608,653 Samsung Electronics Co. Ltd.
(Information Technology) 34,344,796
25,160 Samsung Engineering Co. Ltd.
(Industrials)* 492,416
10,398 Samsung Fire & Marine
Insurance Co. Ltd. (Financials) 2,095,477
125,218 Samsung Heavy Industries Co.
Ltd. (Industrials)* 774,514
10,539 Samsung Life Insurance Co.
Ltd. (Financials) 571,817
1,800 Samsung SDI Co. Ltd.
(Information Technology) 658,528
11,258 Samsung SDS Co. Ltd.
(Information Technology) 1,469,478
45,118 Samsung Securities Co. Ltd.
(Financials) 1,370,868
55,993 Shinhan Financial Group Co.
Ltd. (Financials) 1,601,474
18,877 SK Biopharmaceuticals Co. Ltd.
(Health Care)* 1,259,784
55,908 SK Hynix, Inc. (Information
Technology) 5,802,489
17,805 SK Square Co. Ltd.
(Industrials)* 703,837
32,100 SK Telecom Co. Ltd.
(Communication Services) 1,298,779
2,313 SK, Inc. (Industrials) 293,305
115,127 Woori Financial Group, Inc.
(Financials) 1,161,844
23,728 Yuhan Corp. (Health Care) 1,127,409
109,677,258
Taiwan – 15.3%
158,841 Accton Technology Corp.
(Information Technology) 2,710,059
581,500 Acer, Inc. (Information
Technology) 655,211
187,795 Advantech Co. Ltd.
(Information Technology) 2,125,017
570,256 ASE Technology Holding Co.
Ltd. (Information Technology) 2,336,516
453,396 Asia Cement Corp. (Materials) 605,205
86,592 Asustek Computer, Inc.
(Information Technology) 1,090,716
197,930 Catcher Technology Co. Ltd.
(Information Technology) 1,232,311
832,900 Cathay Financial Holding Co.
Ltd. (Financials)* 1,239,752
242,203 Chailease Holding Co. Ltd.
(Financials) 1,442,054

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
358,217 Cheng Shin Rubber Industry
Co. Ltd. (Consumer
Discretionary) $ 539,504
3,634,962 China Development Financial
Holding Corp. (Financials)* 1,477,721
732,750 China Steel Corp. (Materials) 614,534
411,474 Chunghwa Telecom Co. Ltd.
(Communication Services) 1,573,980
1,447,417 Compal Electronics, Inc.
(Information Technology) 1,431,664
1,981,660 CTBC Financial Holding Co.
Ltd. (Financials) 1,734,904
258,604 Delta Electronics, Inc.
(Information Technology) 2,619,980
59,986 E Ink Holdings, Inc.
(Information Technology) 351,390
957,376 E.Sun Financial Holding Co.
Ltd. (Financials) 784,533
18,458 eMemory Technology, Inc.
(Information Technology) 1,485,975
146,687 Evergreen Marine Corp. Taiwan
Ltd. (Industrials) 525,894
842,610 Far Eastern New Century Corp.
(Industrials) 825,348
284,937 Feng TAY Enterprise Co. Ltd.
(Consumer Discretionary) 1,673,686
1,058,987 First Financial Holding Co. Ltd.
(Financials) 938,987
349,895 Formosa Plastics Corp.
(Materials) 904,978
1,075,208 Fubon Financial Holding Co.
Ltd. (Financials) 2,216,498
36,944 Gigabyte Technology Co. Ltd.
(Information Technology) 295,647
17,890 Global Unichip Corp.
(Information Technology) 944,894
31,337 Globalwafers Co. Ltd.
(Information Technology) 585,813
1,206,380 Hon Hai Precision Industry Co.
Ltd. (Information Technology) 3,919,577
889,393 Hua Nan Financial Holdings
Co. Ltd. (Financials) 633,451
834,227 Inventec Corp. (Information
Technology) 1,132,242
9,572 Largan Precision Co. Ltd.
(Information Technology) 732,301
487,840 Lite-On Technology Corp.
(Information Technology) 1,717,746
196,981 MediaTek, Inc. (Information
Technology) 5,958,612
784,478 Mega Financial Holding Co.
Ltd. (Financials) 991,898
386,740 Micro-Star International Co.
Ltd. (Information Technology) 2,271,664
52,028 momo.com, Inc. (Consumer
Discretionary) 862,692
441,093 Nan Ya Plastics Corp.
(Materials) 961,538
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
51,361 Nan Ya Printed Circuit Board
Corp. (Information Technology) $ 407,731
508,205 Nanya Technology Corp.
(Information Technology) 1,220,082
127,486 Nien Made Enterprise Co. Ltd.
(Consumer Discretionary) 1,391,573
204,035 Novatek Microelectronics Corp.
(Information Technology) 3,337,448
532,998 Pegatron Corp. (Information
Technology) 1,385,385
803,098 Pou Chen Corp. (Consumer
Discretionary) 794,358
351,060 President Chain Store Corp.
(Consumer Staples) 3,028,511
262,993 Quanta Computer, Inc.
(Information Technology) 1,708,949
166,305 Realtek Semiconductor Corp.
(Information Technology) 2,392,897
1,668,870 SinoPac Financial Holdings Co.
Ltd. (Financials) 1,009,656
404,080 Synnex Technology
International Corp. (Information
Technology) 891,201
2,173,545 Taishin Financial Holding Co.
Ltd. (Financials) 1,273,235
1,028,639 Taiwan Business Bank
(Financials) 444,514
388,122 Taiwan Cement Corp.
(Materials) 434,215
692,377 Taiwan Cooperative Financial
Holding Co. Ltd. (Financials) 597,297
184,491 Taiwan Mobile Co. Ltd.
(Communication Services) 581,111
3,074,490 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Information Technology) 56,785,555
97,639 Unimicron Technology Corp.
(Information Technology) 553,204
1,452,162 Uni-President Enterprises Corp.
(Consumer Staples) 3,393,336
2,056,601 United Microelectronics Corp.
(Information Technology) 3,219,199
189,885 Vanguard International
Semiconductor Corp.
(Information Technology) 485,046
20,842 Voltronic Power Technology
Corp. (Industrials) 1,074,124
638,313 Winbond Electronics Corp.
(Information Technology) 579,263
479,328 Wistron Corp. (Information
Technology) 1,403,922
392,091 WPG Holdings Ltd.
(Information Technology) 973,952
198,382 Yang Ming Marine Transport
Corp. (Industrials) 266,711
2,553,312 Yuanta Financial Holding Co.
Ltd. (Financials) 2,125,036

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
101,064 Zhen Ding Technology Holding
Ltd. (Information Technology) $ 334,831
146,236,834
Thailand – 1.4%
287,416 Advanced Info Service PCL,
NVDR (Communication
Services) 1,781,158
317,400 Airports of Thailand PCL,
NVDR (Industrials)* 536,857
1,669,200 Bangkok Dusit Medical
Services PCL, NVDR (Health
Care) 1,245,583
342,700 Berli Jucker PCL, NVDR
(Consumer Staples) 255,728
185,200 Bumrungrad Hospital PCL,
NVDR (Health Care) 1,174,035
207,100 Central Pattana PCL, NVDR
(Real Estate) 398,864
730,600 Charoen Pokphand Foods PCL,
NVDR (Consumer Staples) 413,302
872,377 CP ALL PCL, NVDR
(Consumer Staples) 1,289,563
532,700 Delta Electronics Thailand
PCL, NVDR (Information
Technology) 1,177,384
290,500 Gulf Energy Development PCL,
NVDR (Utilities) 379,874
815,100 Indorama Ventures PCL, NVDR
(Materials) 567,691
279,100 Intouch Holdings PCL, NVDR
(Communication Services) 553,400
1,198,200 Krung Thai Bank PCL, NVDR
(Financials) 619,920
302,600 Krungthai Card PCL, NVDR
(Financials) 402,148
190,000 PTT Exploration & Production
PCL, NVDR (Energy) 818,279
357,400 PTT Global Chemical PCL,
NVDR (Materials) 391,156
736,700 PTT PCL, NVDR (Energy) 727,747
80,700 Siam Cement PCL (The),
NVDR (Materials) 658,401
247,600 Thai Oil PCL, NVDR (Energy) 362,487
13,753,577
Turkey – 0.8%
273,706 BIM Birlesik Magazalar AS
(Consumer Staples) 2,921,858
347,672 KOC Holding AS (Industrials) 1,705,101
1 Sasa Polyester Sanayi AS
(Materials)* 1
49,290 Tofas Turk Otomobil Fabrikasi
AS (Consumer Discretionary) 407,447
113,735 Turk Hava Yollari AO
(Industrials)* 989,446
179,872 Turkiye Petrol Rafinerileri AS
(Energy) 953,224
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
346,406 Turkiye Sise ve Cam Fabrikalari
AS (Industrials) $ 591,431
7,568,508
United Arab Emirates – 1.5%
437,086 Abu Dhabi Commercial Bank
PJSC (Financials) 999,802
450,362 Abu Dhabi Islamic Bank PJSC
(Financials) 1,250,921
1,206,902 Abu Dhabi National Oil Co. for
Distribution PJSC (Consumer
Discretionary) 1,248,888
630,813 Aldar Properties PJSC (Real
Estate) 982,572
831,850 Americana Restaurants
International PLC (Consumer
Discretionary) 763,383
1,104,678 Dubai Islamic Bank PJSC
(Financials) 1,660,514
981,978 Emaar Properties PJSC (Real
Estate) 2,029,604
506,174 Emirates NBD Bank PJSC
(Financials) 2,425,941
177,678 Emirates Telecommunications
Group Co. PJSC
(Communication Services) 934,778
430,862 First Abu Dhabi Bank PJSC
(Financials) 1,609,756
13,906,159
United Kingdom – 0.0%
57,556 Pepco Group NV (Consumer
Discretionary)* 327,428
United States – 0.1%
51,412 JBS SA (Consumer Staples) 241,933
10,486 Parade Technologies Ltd.
(Information Technology) 360,834
602,767
TOTAL COMMON STOCKS
(Cost $837,060,864)
921,801,186
Shares Description Rate Value
a
Preferred Stocks – 2.2%
Brazil – 1.4%
563,814 Banco Bradesco
SA (Financials) 6.20% 1,859,852
40,548 Centrais Eletricas
Brasileiras SA,
Class B (Utilities) 3.33 368,876
252,900 Cia Energetica
de Minas Gerais
(Utilities) 9.98 567,612
107,936 Gerdau SA
(Materials) 14.87 478,159
619,833 Itau Unibanco
Holding SA
(Financials) 4.73 3,969,897

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Rate Value
a
Preferred Stocks – (continued)
Brazil – (continued)
828,996 Itausa SA
(Financials) 6.73% $ 1,638,748
661,974 Petroleo
Brasileiro SA
(Energy) 8.81 4,819,603
13,702,747
Chile – 0.1%
12,629 Sociedad
Quimica y
Minera de Chile
SA, Class B
(Industrials) 14.40 644,433
Colombia – 0.0%
78,429 Bancolombia SA
(Financials) 12.35 537,695
Russia – 0.0%
3,212,489 Surgutneftegas
PJSC (Energy)
(c)
1.37 —
South Korea – 0.7%
9,384 Hyundai Motor
Co. (Consumer
Discretionary) 8.36 797,184
9,121 Hyundai Motor
Co. (Consumer
Discretionary) 8.40 764,237
110,462 Samsung
Electronics Co.
Ltd. (Information
Technology) 2.50 4,957,369
6,518,790
TOTAL PREFERRED STOCKS
(Cost $16,731,026)
21,403,665
Shares Description Value
Exchange-Traded Fund – 0.6%
United States – 0.6%
257,264 iShares MSCI Malaysia ETF
(Cost $7,732,868)
5,464,287
Units Description Expiration Month Value
A
Rights – 0.0%
China – 0.0%
229,584 Zhejiang
Expressway Co.
Ltd.*
(b)
03/24 25,868
Taiwan – 0.0%
385 Wistron Corp.* 12/23 —
Thailand – 0.0%
7,364 Siam Cement
PCL (The),
NVDR* 12/23 —
TOTAL RIGHTS
(Cost $0)
25,868
Shares Dividend Rate Value
aa a
Investment Company – 1.1%
(d)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
10,634,270 5.260% $ 10,634,270
(Cost $10,634,270)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $872,159,028)
959,329,276
a
Securities Lending Reinvestment Vehicle – 0.2%
(d)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,787,921 5.259% 1,787,921
(Cost $1,787,921)
TOTAL INVESTMENTS – 100.8%
(Cost $873,946,949)
$ 961,117,197
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.8)%
(8,022,557)
NET ASSETS – 100.0%
$ 953,094,640
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) All or a portion of security is on loan.
(c) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
NVDR — Non-Voting Depository Receipt
PLC — Public Limited Company
Sector Name
% of
Market
Value
Information Technology 21.5%
Financials 20.6
Consumer Discretionary 11.8
Consumer Staples 10.2
Communication Services 9.0
Materials 6.5
Industrials 5.2
Health Care 5.1
Energy 4.9
Utilities 2.4
Investment Company 1.1
Real Estate 0.9
Exchange-Traded Fund 0.6
Securities Lending Reinvestment Vehicle 0.2
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Additional Investment Information
**End swaps header**
FUTURES CONTRACTS
— At November 30, 2023, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
MSCI Emerging Markets Index 85 12/15/23 $ 4,195,175 $ 67,621

GOLDMAN SACHS ACTIVE BETA
®
EUROPE EQUITY ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – 98.8%
Australia – 1.2%
87 Flutter Entertainment PLC
(Consumer Discretionary)* $ 13,598
10,452 Glencore PLC (Materials) 58,457
983 Rio Tinto PLC (Materials) 67,187
139,242
Austria – 0.7%
395 Erste Group Bank AG
(Financials) 15,994
292 Mondi PLC (Materials) 5,201
490 OMV AG (Energy) 20,931
1,604 voestalpine AG (Materials) 45,188
87,314
Belgium – 1.2%
497 Ageas SA/NV (Financials) 21,409
707 Anheuser-Busch InBev SA/NV
(Consumer Staples) 44,441
20 D’ieteren Group (Consumer
Discretionary) 3,417
50 Elia Group SA/NV (Utilities) 5,426
119 Groupe Bruxelles Lambert NV
(Financials) 9,440
164 KBC Group NV (Financials) 9,412
1 Lotus Bakeries NV (Consumer
Staples) 8,707
133 Solvay SA (Materials) 15,404
256 UCB SA (Health Care) 18,949
136,605
Brazil – 0.1%
247 Yara International ASA
(Materials) 8,394
China – 0.1%
441 Prosus NV (Consumer
Discretionary)* 14,628
Denmark – 5.1%
19 AP Moller – Maersk A/S, Class
A (Industrials)
(a)
29,502
20 AP Moller – Maersk A/S, Class
B (Industrials) 31,610
158 Carlsberg AS, Class B
(Consumer Staples) 19,608
75 Chr Hansen Holding A/S
(Materials) 6,010
80 Coloplast A/S, Class B (Health
Care) 9,460
1,010 Danske Bank A/S (Financials) 26,192
82 Demant A/S (Health Care)* 3,485
64 DSV A/S (Industrials) 9,652
56 Genmab A/S (Health Care)* 17,710
3,646 Novo Nordisk A/S, Class B
(Health Care) 371,102
171 Novozymes A/S, Class B
(Materials) 8,886
304 Pandora A/S (Consumer
Discretionary) 41,117
33 ROCKWOOL A/S, Class B
(Industrials) 8,929
Shares Description Value
a
Common Stocks – (continued)
Denmark – (continued)
679 Tryg A/S (Financials) $ 14,677
134 Vestas Wind Systems A/S
(Industrials)* 3,717
601,657
Finland – 1.2%
275 Elisa OYJ (Communication
Services) 12,326
337 Fortum OYJ (Utilities) 4,738
147 Kone OYJ, Class B (Industrials) 6,542
499 Metso Corp. (Industrials) 4,916
5,674 Nokia OYJ (Information
Technology) 19,922
1,844 Nordea Bank Abp (Financials) 20,740
984 Orion OYJ, Class B (Health
Care) 39,123
339 Sampo OYJ, Class A
(Financials) 14,851
271 UPM- Kymmene OYJ
(Materials) 9,486
307 Wartsila OYJ Abp (Industrials) 4,241
136,885
France – 16.7%
277 Accor SA (Consumer
Discretionary) 9,614
37 Aeroports de Paris SA
(Industrials) 4,566
380 Air Liquide SA (Materials) 72,061
328 Airbus SE (Industrials) 48,743
75 Amundi SA (Financials)
(b)
4,623
178 Arkema SA (Materials) 18,112
2,173 AXA SA (Financials) 67,798
195 BioMerieux (Health Care) 21,013
925 BNP Paribas SA (Financials) 58,305
1,708 Bollore SE (Communication
Services) 9,775
456 Bouygues SA (Industrials) 17,369
636 Bureau Veritas SA (Industrials) 15,412
204 Capgemini SE (Information
Technology) 41,846
2,474 Carrefour SA (Consumer
Staples) 46,956
1,005 Cie de Saint-Gobain SA
(Industrials) 65,585
555 Cie Generale des Etablissements
Michelin (Consumer
Discretionary) 18,657
63 Covivio SA REIT (Real Estate) 3,081
2,908 Credit Agricole SA (Financials) 38,145
739 Danone SA (Consumer Staples) 47,549
117 Dassault Aviation SA
(Industrials) 23,285
561 Dassault Systemes (Information
Technology) 26,299
327 Edenred SE (Financials) 17,839
646 Eiffage SA (Industrials) 65,551
2,280 Engie SA (Utilities) 39,599
240 EssilorLuxottica SA (Health
Care) 45,858

GOLDMAN SACHS ACTIVE BETA
®
EUROPE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
France – (continued)
636 Eurazeo SE (Financials) $ 47,778
50 Gecina SA REIT (Real Estate) 5,543
596 Getlink SE (Industrials) 10,905
41 Hermes International SCA
(Consumer Discretionary) 85,185
524 Ipsen SA (Health Care) 59,175
59 Kering (Consumer
Discretionary) 25,344
135 Klepierre SA REIT (Real
Estate) 3,403
1,582 La Francaise des Jeux SAEM
(Consumer Discretionary)
(b)
57,307
292 Legrand SA (Industrials) 28,171
297 L'Oreal SA (Consumer Staples) 139,685
283 LVMH Moet Hennessy
Louis Vuitton SE (Consumer
Discretionary) 216,981
1,923 Orange SA (Communication
Services) 23,718
145 Pernod Ricard SA (Consumer
Staples) 25,084
286 Publicis Groupe SA
(Communication Services) 24,209
77 Remy Cointreau SA (Consumer
Staples) 9,179
243 Safran SA (Industrials) 42,692
164 SEB SA (Consumer
Discretionary) 18,699
822 Societe Generale SA
(Financials) 20,696
139 Sodexo SA (Consumer
Discretionary) 14,924
161 Thales SA (Industrials) 24,058
2,363 TotalEnergies SE (Energy) 160,523
589 Veolia Environnement SA
(Utilities) 18,579
479 Vinci SA (Industrials) 58,692
1,102 Vivendi SE (Communication
Services) 10,444
1,958,615
Germany – 13.1%
276 adidas AG (Consumer
Discretionary) 57,862
304 Allianz SE (Financials) 76,489
463 BASF SE (Materials) 21,564
933 Bayer AG (Health Care) 31,924
467 Bayerische Motoren Werke AG
(Consumer Discretionary) 48,707
288 Bechtle AG (Information
Technology) 14,292
198 Beiersdorf AG (Consumer
Staples) 27,804
253 Brenntag SE (Industrials) 21,885
60 Carl Zeiss Meditec AG (Health
Care) 5,389
2,520 Commerzbank AG (Financials) 30,919
62 Covestro AG (Materials)*
(b)
3,261
388 Daimler Truck Holding AG
(Industrials) 12,628
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
4,183 Deutsche Bank AG (Financials) $ 52,149
141 Deutsche Boerse AG
(Financials) 26,815
4,457 Deutsche Lufthansa AG
(Industrials)* 38,807
1,716 Deutsche Post AG (Industrials) 80,585
2,578 Deutsche Telekom AG
(Communication Services) 61,813
4,746 E.ON SE (Utilities) 61,804
262 Evonik Industries AG
(Materials) 4,903
844 Fresenius Medical Care AG &
Co. KGaA (Health Care) 34,653
1,302 Fresenius SE & Co. KGaA
(Health Care) 41,326
236 GEA Group AG (Industrials) 8,683
94 Hannover Rueck SE
(Financials) 22,461
437 Heidelberg Materials AG
(Materials) 35,665
2,380 HelloFresh SE (Consumer
Staples)* 36,407
142 Henkel AG & Co. KGaA
(Consumer Staples) 9,928
681 Infineon Technologies AG
(Information Technology) 26,415
258 Knorr- Bremse AG (Industrials) 16,187
799 Mercedes-Benz Group AG
(Consumer Discretionary) 51,941
141 Merck KGaA (Health Care) 24,638
27 MTU Aero Engines AG
(Industrials) 5,531
118 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Financials) 50,315
622 Nemetschek SE (Information
Technology) 54,320
483 Puma SE (Consumer
Discretionary) 31,188
51 Rational AG (Industrials) 32,692
50 Rheinmetall AG (Industrials) 15,057
368 RWE AG (Utilities) 15,808
959 SAP SE (Information
Technology) 152,225
83 Scout24 SE (Communication
Services)
(b)
5,796
587 Siemens AG (Industrials) 98,633
1,628 Siemens Energy AG
(Industrials)* 19,326
145 Siemens Healthineers AG
(Health Care)
(b)
8,376
89 Symrise AG (Materials) 10,022
290 Talanx AG (Financials) 21,074
998 Zalando SE (Consumer
Discretionary)*
(b)
23,804
1,532,071

GOLDMAN SACHS ACTIVE BETA
®
EUROPE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Hong Kong – 0.1%
945 Prudential PLC (Financials) $ 10,324
Ireland – 0.6%
138 AerCap Holdings NV
(Industrials)* 9,414
2,765 AIB Group PLC (Financials) 12,834
1,199 Bank of Ireland Group PLC
(Financials) 11,238
137 Kerry Group PLC, Class A
(Consumer Staples) 11,094
177 Kingspan Group PLC
(Industrials) 14,060
294 Smurfit Kappa Group PLC
(Materials) 11,163
69,803
Italy – 4.6%
2,240 Assicurazioni Generali SpA
(Financials) 46,449
1,748 Banco BPM SpA (Financials) 9,677
571 Coca-Cola HBC AG (Consumer
Staples)* 15,874
1,036 Davide Campari-Milano NV
(Consumer Staples) 11,326
73 DiaSorin SpA (Health Care) 6,925
6,411 Enel SpA (Utilities) 45,370
3,576 Eni SpA (Energy) 59,182
172 Ferrari NV (Consumer
Discretionary) 62,044
1,120 FinecoBank Banca Fineco SpA
(Financials) 15,110
641 Infrastrutture Wireless
Italiane SpA (Communication
Services)
(b)
7,917
8,999 Intesa Sanpaolo SpA
(Financials) 25,936
2,606 Leonardo SpA (Industrials) 40,007
1,007 Mediobanca Banca di Credito
Finanziario SpA (Financials)
(a)
11,839
718 Moncler SpA (Consumer
Discretionary) 39,860
2,625 Poste Italiane SpA (Financials)
(b)
28,286
546 Prysmian SpA (Industrials) 21,048
391 Recordati Industria Chimica
e Farmaceutica SpA (Health
Care) 18,844
1,922 Snam SpA (Utilities) 9,695
1,592 Terna - Rete Elettrica Nazionale
(Utilities) 12,847
1,938 UniCredit SpA (Financials) 52,832
541,068
Jordan – 0.1%
736 Hikma Pharmaceuticals PLC
(Health Care) 16,059
Luxembourg – 0.6%
2,470 ArcelorMittal (Materials) 62,228
Shares Description Value
a
Common Stocks – (continued)
Luxembourg – (continued)
174 Eurofins Scientific SE (Health
Care) $ 10,130
72,358
Netherlands – 8.2%
1,065 ABN AMRO Bank NV
(Financials)
(b)
14,310
8 Adyen NV (Financials)*
(b)
9,349
1,177 Aegon Ltd. (Financials) 6,454
190 Akzo Nobel NV (Materials) 14,607
27 Argenx SE (Health Care)* 12,002
50 ASM International NV
(Information Technology) 25,679
396 ASML Holding NV
(Information Technology) 269,183
151 ASR Nederland NV (Financials) 6,964
121 BE Semiconductor Industries
NV (Information Technology) 16,958
94 Euronext NV (Financials)
(b)
7,815
452 EXOR NV (Financials) 44,041
306 Heineken Holding NV
(Consumer Staples) 23,805
206 Heineken NV (Consumer
Staples) 18,858
61 IMCD NV (Industrials) 9,421
2,025 ING Groep NV (Financials) 28,454
514 JDE Peet’s NV (Consumer
Staples) 13,808
2,734 Koninklijke Ahold Delhaize NV
(Consumer Staples) 79,230
5,367 Koninklijke KPN NV
(Communication Services) 18,429
612 Koninklijke Philips NV (Health
Care)* 12,534
127 NN Group NV (Financials) 4,835
663 Randstad NV (Industrials) 39,425
6,002 Shell PLC (Energy) 194,515
472 Universal Music Group NV
(Communication Services) 12,484
489 Wolters Kluwer NV
(Industrials) 67,387
950,547
Norway – 1.3%
314 Aker BP ASA (Energy) 9,034
825 DNB Bank ASA (Financials) 15,775
1,702 Equinor ASA (Energy) 54,966
919 Gjensidige Forsikring ASA
(Financials) 15,526
238 Kongsberg Gruppen ASA
(Industrials) 10,254
340 Mowi ASA (Consumer Staples) 6,066
2,112 Orkla ASA (Consumer Staples) 15,605
158 Salmar ASA (Consumer
Staples) 8,689
1,087 Telenor ASA (Communication
Services) 11,728
147,643

GOLDMAN SACHS ACTIVE BETA
®
EUROPE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Portugal – 0.5%
1,510 EDP – Energias de Portugal SA
(Utilities) $ 7,228
344 Galp Energia SGPS SA
(Energy) 5,125
1,884 Jeronimo Martins SGPS SA
(Consumer Staples) 46,663
59,016
Singapore – 0.3%
742 STMicroelectronics NV
(Information Technology) 35,181
South Africa – 0.0%
148 Anglo American PLC
(Materials) 4,013
Spain – 4.6%
61 Acciona SA (Utilities) 8,619
1,303 ACS Actividades de
Construccion y Servicios SA
(Industrials) 52,105
36 Aena SME SA (Industrials)
(b)
6,204
297 Amadeus IT Group SA
(Consumer Discretionary) 20,357
6,370 Banco Bilbao Vizcaya
Argentaria SA (Financials) 59,119
17,950 Banco Santander SA
(Financials) 74,444
3,648 CaixaBank SA (Financials) 16,443
90 Cellnex Telecom SA
(Communication Services)*
(b)
3,441
438 Enagas SA (Utilities) 8,029
368 Endesa SA (Utilities) 7,703
380 Grifols SA (Health Care)* 5,376
5,267 Iberdrola SA (Utilities) 65,198
2,196 Industria de Diseno Textil SA
(Consumer Discretionary) 90,643
579 Naturgy Energy Group SA
(Utilities) 17,323
569 Redeia Corp. SA (Utilities) 9,548
3,662 Repsol SA (Energy) 56,098
9,589 Telefonica SA (Communication
Services) 41,369
542,019
Sweden – 3.6%
303 Alfa Laval AB (Industrials) 11,317
567 Assa Abloy AB, Class B
(Industrials) 14,539
1,666 Atlas Copco AB, Class A
(Industrials) 25,740
1,167 Atlas Copco AB, Class B
(Industrials) 15,419
238 Epiroc AB, Class A (Industrials) 4,443
178 Epiroc AB, Class B (Industrials) 2,805
697 Essity AB, Class B (Consumer
Staples) 17,460
79 Evolution AB (Consumer
Discretionary)
(b)
8,198
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
134 Getinge AB, Class B (Health
Care) $ 2,852
3,574 H & M Hennes & Mauritz
AB, Class B (Consumer
Discretionary)
(a)
57,265
1,576 Hexagon AB, Class B
(Information Technology) 15,777
178 Holmen AB, Class B (Materials) 7,472
749 Husqvarna AB, Class B
(Industrials) 5,727
297 Industrivarden AB, Class A
(Financials) 8,939
304 Industrivarden AB, Class C
(Financials) 9,162
1,171 Investor AB, Class B
(Financials) 24,339
137 L E Lundbergforetagen AB,
Class B (Financials) 6,670
346 Lifco AB, Class B (Industrials) 7,518
134 Saab AB, Class B (Industrials) 6,895
225 Sandvik AB (Industrials) 4,445
1,491 Skandinaviska Enskilda Banken
AB, Class A (Financials) 18,070
128 SKF AB, Class B (Industrials) 2,408
417 Svenska Cellulosa AB SCA,
Class B (Materials) 6,202
1,498 Svenska Handelsbanken AB,
Class A (Financials) 14,210
991 Swedbank AB, Class A
(Financials) 18,191
572 Swedish Orphan Biovitrum AB
(Health Care)* 13,625
804 Tele2 AB, Class B
(Communication Services) 6,312
4,479 Telefonaktiebolaget LM
Ericsson, Class B (Information
Technology) 22,209
3,116 Telia Co. AB (Communication
Services) 7,404
500 Volvo AB, Class A (Industrials) 11,824
1,028 Volvo AB, Class B (Industrials) 23,863
7,803 Volvo Car AB, Class B
(Consumer Discretionary)* 25,444
426,744
Switzerland – 8.9%
1,092 ABB Ltd. (Industrials) 43,590
111 Adecco Group AG (Industrials) 5,370
170 Alcon, Inc. (Health Care) 12,888
101 Avolta AG (Consumer
Discretionary)* 3,546
86 Baloise Holding AG
(Financials) 13,243
159 Banque Cantonale Vaudoise
(Financials) 19,510
7 Barry Callebaut AG (Consumer
Staples) 11,729
96 BKW AG (Utilities) 17,046

GOLDMAN SACHS ACTIVE BETA
®
EUROPE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Switzerland – (continued)
2 Chocoladefabriken Lindt &
Spruengli AG (Consumer
Staples) $ 24,886
400 Cie Financiere Richemont SA
(Consumer Discretionary) 50,233
314 Clariant AG (Materials)* 4,720
74 DSM- Firmenich AG (Materials) 7,014
19 EMS- Chemie Holding AG
(Materials) 13,558
63 Geberit AG (Industrials) 35,458
4 Givaudan SA (Materials) 15,051
94 Helvetia Holding AG
(Financials) 12,940
54 Julius Baer Group Ltd.
(Financials) 2,747
193 Kuehne + Nagel International
AG (Industrials) 56,199
522 Logitech International SA
(Information Technology) 45,768
8 Lonza Group AG (Health Care) 3,113
2,151 Novartis AG (Health Care) 210,561
37 Partners Group Holding AG
(Financials) 49,040
727 Sandoz Group AG (Health
Care)* 20,910
35 Schindler Holding AG
(Industrials) 7,543
42 Schindler Holding AG
Participation Certificates
(Industrials) 9,455
512 SGS SA (Industrials) 43,749
159 SIG Group AG (Materials)* 3,737
28 Sika AG (Materials) 7,638
39 Sonova Holding AG (Health
Care) 11,316
182 Straumann Holding AG (Health
Care) 25,169
68 Swatch Group AG (The)
– Bearer (Consumer
Discretionary) 17,947
312 Swatch Group AG (The)
– Registered (Consumer
Discretionary) 15,752
37 Swiss Life Holding AG
(Financials) 23,854
141 Swiss Prime Site AG (Real
Estate) 14,269
33 Swisscom AG (Communication
Services) 19,370
3,260 UBS Group AG (Financials) 92,339
36 VAT Group AG (Industrials)
(b)
16,829
114 Zurich Insurance Group AG
(Financials) 57,410
1,045,497
United Kingdom – 17.0%
1,595 3i Group PLC (Financials) 45,068
947 Admiral Group PLC
(Financials) 32,381
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
177 Ashtead Group PLC
(Industrials) $ 10,673
903 Associated British Foods PLC
(Consumer Staples) 27,184
1,494 AstraZeneca PLC (Health Care) 191,516
6,946 Auto Trader Group PLC
(Communication Services)
(b)
63,734
1,639 Aviva PLC (Financials) 8,663
3,227 BAE Systems PLC (Industrials) 42,895
17,269 Barclays PLC (Financials) 30,834
3,061 Barratt Developments PLC
(Consumer Discretionary) 19,910
286 Berkeley Group Holdings PLC
(Consumer Discretionary) 16,785
16,499 BP PLC (Energy) 100,069
1,998 British American Tobacco PLC
(Consumer Staples) 63,538
2,695 BT Group PLC
(Communication Services) 4,193
547 Bunzl PLC (Industrials) 20,788
2,331 Burberry Group PLC
(Consumer Discretionary) 43,187
30,056 Centrica PLC (Utilities) 56,713
349 Coca-Cola Europacific Partners
PLC (Consumer Staples) 21,163
1,559 Compass Group PLC
(Consumer Discretionary) 39,531
69 Croda International PLC
(Materials) 3,917
404 DCC PLC (Industrials) 27,321
1,823 Diageo PLC (Consumer
Staples) 63,777
268 Halma PLC (Information
Technology) 7,230
3,986 Hargreaves Lansdown PLC
(Financials) 36,251
16,374 HSBC Holdings PLC
(Financials) 124,807
1,516 Imperial Brands PLC
(Consumer Staples) 35,438
1,659 Informa PLC (Communication
Services) 15,605
206 InterContinental Hotels Group
PLC (Consumer Discretionary) 15,950
162 Intertek Group PLC
(Industrials) 8,173
9,003 J Sainsbury PLC (Consumer
Staples) 32,585
27,534 JD Sports Fashion PLC
(Consumer Discretionary) 54,742
4,854 Kingfisher PLC (Consumer
Discretionary) 13,482
403 Land Securities Group PLC
REIT (Real Estate) 3,184
10,780 Legal & General Group PLC
(Financials) 31,292
22,116 Lloyds Banking Group PLC
(Financials) 12,171

GOLDMAN SACHS ACTIVE BETA
®
EUROPE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
245 London Stock Exchange Group
PLC (Financials) $ 27,623
1,609 M&G PLC (Financials) 4,261
1,522 Melrose Industries PLC
(Industrials) 9,992
2,637 National Grid PLC (Utilities) 34,301
4,313 NatWest Group PLC
(Financials) 11,351
458 Next PLC (Consumer
Discretionary) 45,979
613 Pearson PLC (Consumer
Discretionary) 7,273
1,337 Phoenix Group Holdings PLC
(Financials) 7,874
488 Reckitt Benckiser Group PLC
(Consumer Staples) 33,348
1,785 RELX PLC (Industrials) 68,696
501 Rentokil Initial PLC
(Industrials) 2,719
6,051 Rolls-Royce Holdings PLC
(Industrials)* 20,591
4,293 Sage Group PLC (The)
(Information Technology) 61,440
1,010 Schroders PLC (Financials) 5,135
321 Severn Trent PLC (Utilities) 10,570
1,104 Smith & Nephew PLC (Health
Care) 14,304
706 Smiths Group PLC (Industrials) 14,729
53 Spirax-Sarco Engineering PLC
(Industrials) 6,205
882 SSE PLC (Utilities) 20,461
1,544 St James's Place PLC
(Financials) 12,678
2,014 Standard Chartered PLC
(Financials) 16,654
5,796 Taylor Wimpey PLC (Consumer
Discretionary) 9,506
15,806 Tesco PLC (Consumer Staples) 57,187
1,770 Unilever PLC (Consumer
Staples) 84,464
812 United Utilities Group PLC
(Utilities) 11,215
50,457 Vodafone Group PLC
(Communication Services) 45,563
342 Whitbread PLC (Consumer
Discretionary) 13,383
1,409 Wise PLC, Class A
(Financials)* 13,927
658 WPP PLC (Communication
Services) 5,888
2,002,067
United States – 9.0%
450 CRH PLC (Materials) 28,404
293 Experian PLC (Industrials) 10,768
520 Ferrovial SE (Industrials) 18,020
4,562 GSK PLC (Health Care) 81,974
4,442 Haleon PLC (Consumer
Staples) 18,560
657 Holcim AG (Materials)* 48,583
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
2,524 Nestle SA (Consumer Staples) $ 288,378
404 QIAGEN NV (Health Care)* 16,596
797 Roche Holding AG (Health
Care) 216,356
88 Roche Holding AG (Health
Care)
(a)
25,280
1,183 Sanofi SA (Health Care) 110,309
508 Schneider Electric SE
(Industrials) 93,463
2,894 Stellantis NV (Consumer
Discretionary) 62,844
265 Swiss Re AG (Financials) 31,466
536 Tenaris SA (Energy) 9,211
1,060,212
TOTAL COMMON STOCKS
(Cost $10,632,408)
11,597,962
Shares Description Rate Value
a
Preferred Stocks – 0.5%
Germany – 0.5%
295 Bayerische
Motoren Werke
AG (Consumer
Discretionary) 9.76% 28,035
237 Henkel AG
& Co. KGaA
(Consumer
Staples) 2.56 18,670
101 Porsche
Automobil
Holding SE
(Consumer
Discretionary) 5.71 4,944
57 Volkswagen
AG (Consumer
Discretionary) 26.14 6,619
TOTAL PREFERRED STOCKS
(Cost $66,416)
58,268
Shares Dividend Rate Value
aa a
Investment Company – 0.8%
(c)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
90,432 5.260% 90,432
(Cost $90,432)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $10,789,256)
11,746,662

GOLDMAN SACHS ACTIVE BETA
®
EUROPE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 1.0%
(c)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
111,831 5.259% $ 111,831
(Cost $111,831)
TOTAL INVESTMENTS – 101.1%
(Cost $10,901,087)
$ 11,858,493
LIABILITIES IN EXCESS OF OTHER ASSETS
– (1.1)%
(130,977)
NET ASSETS – 100.0%
$ 11,727,516
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(c) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Financials 17.1%
Industrials 15.5
Health Care 14.9
Consumer Discretionary 12.7
Consumer Staples 12.4
Information Technology 7.0
Energy 5.6
Materials 5.3
Utilities 4.1
Communication Services 3.5
Investment Company 0.8
Real Estate 0.2
Securities Lending Reinvestment Vehicle 0.9
TOTAL INVESTMENTS
100.0%
FUTURES CONTRACTS
— At November 30, 2023, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
MSCI Europe Index 2 12/15/23 $ 65,215 $ 289

GOLDMAN SACHS ACTIVE BETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – 99.1%
Australia – 6.1%
75,665 Ampol Ltd. (Energy) $ 1,717,309
434,117 ANZ Group Holdings Ltd.
(Financials) 7,014,694
215,719 APA Group (Utilities) 1,220,067
88,177 Aristocrat Leisure Ltd.
(Consumer Discretionary) 2,373,126
33,290 ASX Ltd. (Financials) 1,281,996
536,350 Aurizon Holdings Ltd.
(Industrials) 1,255,363
628,034 BHP Group Ltd. (Materials) 19,280,156
716,666 BlueScope Steel Ltd.
(Materials) 9,874,355
334,337 Brambles Ltd. (Industrials) 2,957,241
62,679 CAR Group Ltd.
(Communication Services) 1,154,518
33,139 Cochlear Ltd. (Health Care) 5,999,459
660,099 Coles Group Ltd. (Consumer
Staples) 6,709,615
230,962 Commonwealth Bank of
Australia (Financials) 16,027,569
45,595 Computershare Ltd.
(Industrials) 713,772
229,822 Dexus REIT (Real Estate) 1,072,780
263,819 Endeavour Group Ltd.
(Consumer Staples) 862,381
14,972 Flutter Entertainment PLC
(Consumer Discretionary)* 2,340,125
246,033 Fortescue Ltd. (Materials) 4,076,674
1,776,322 Glencore PLC (Materials) 9,934,918
60,104 Goodman Group REIT (Real
Estate) 906,632
406,215 GPT Group (The) REIT (Real
Estate) 1,109,685
138,476 IDP Education Ltd. (Consumer
Discretionary) 2,080,563
114,356 IGO Ltd. (Materials) 650,568
419,639 Insurance Australia Group Ltd.
(Financials) 1,652,756
1,846,219 Lottery Corp. Ltd. (The)
(Consumer Discretionary) 5,631,025
40,963 Macquarie Group Ltd.
(Financials) 4,591,487
883,670 Medibank Pvt Ltd. (Financials) 2,027,275
439,206 National Australia Bank Ltd.
(Financials) 8,270,523
206,480 Northern Star Resources Ltd.
(Materials) 1,742,821
131,647 Orica Ltd. (Materials) 1,363,447
115,707 Origin Energy Ltd. (Utilities) 632,169
1,696,260 Pilbara Minerals Ltd.
(Materials)
(a)
4,093,928
206,860 QBE Insurance Group Ltd.
(Financials) 2,108,127
28,317 REA Group Ltd.
(Communication Services) 2,914,911
52,599 Reece Ltd. (Industrials) 674,497
48,117 Rio Tinto Ltd. (Materials) 3,989,274
142,119 Rio Tinto PLC (Materials) 9,713,648
482,965 Santos Ltd. (Energy) 2,212,789
Shares Description Value
a
Common Stocks – (continued)
Australia – (continued)
96,905 Sonic Healthcare Ltd. (Health
Care) $ 1,874,256
304,578 Stockland REIT (Real Estate) 834,056
383,334 Suncorp Group Ltd. (Financials) 3,550,750
1,038,899 Telstra Group Ltd.
(Communication Services) 2,631,377
248,852 Transurban Group (Industrials) 2,138,418
719,311 Vicinity Ltd. REIT (Real Estate) 903,800
113,379 Washington H Soul Pattinson &
Co. Ltd. (Financials) 2,518,395
269,653 Wesfarmers Ltd. (Consumer
Discretionary) 9,415,264
465,516 Westpac Banking Corp.
(Financials) 6,596,074
28,299 WiseTech Global Ltd.
(Information Technology) 1,253,412
213,756 Woodside Energy Group Ltd.
(Energy) 4,393,660
422,583 Woolworths Group Ltd.
(Consumer Staples) 9,778,761
198,120,466
Austria – 0.4%
47,772 Erste Group Bank AG
(Financials) 1,934,323
51,546 Mondi PLC (Materials) 918,134
113,906 OMV AG (Energy) 4,865,675
251,799 voestalpine AG (Materials) 7,093,734
14,811,866
Belgium – 0.7%
85,952 Ageas SA/NV (Financials) 3,702,524
101,580 Anheuser-Busch InBev SA/NV
(Consumer Staples) 6,385,145
8,284 Elia Group SA/NV (Utilities) 898,896
22,693 Groupe Bruxelles Lambert NV
(Financials) 1,800,077
27,075 KBC Group NV (Financials) 1,553,885
132 Lotus Bakeries NV (Consumer
Staples) 1,149,321
33,863 Solvay SA (Materials) 3,922,023
45,942 UCB SA (Health Care) 3,400,638
22,812,509
Brazil – 0.1%
28,415 Wheaton Precious Metals Corp.
(Materials) 1,390,519
26,584 Yara International ASA
(Materials) 903,414
2,293,933
Canada – 11.1%
21,041 Agnico Eagle Mines Ltd.
(Materials) 1,130,536
74,312 Air Canada (Industrials)* 966,272
185,909 Alimentation Couche-Tard, Inc.
(Consumer Staples) 10,612,794
46,011 AltaGas Ltd. (Utilities) 936,611
574,162 ARC Resources Ltd. (Energy) 9,163,894
92,549 Bank of Montreal (Financials) 7,602,690

GOLDMAN SACHS ACTIVE BETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Canada – (continued)
160,060 Bank of Nova Scotia (The)
(Financials) $ 7,165,720
31,162 BCE, Inc. (Communication
Services) 1,228,001
74,800 Brookfield Asset Management
Ltd., Class A (Financials)
(a)
2,621,048
35,036 Brookfield Corp. (Financials) 1,236,732
72,993 Cameco Corp. (Energy) 3,354,496
31,590 Canadian Apartment Properties
REIT (Real Estate) 1,077,114
133,351 Canadian Imperial Bank of
Commerce (Financials) 5,517,565
25,955 Canadian National Railway Co.
(Industrials) 3,014,253
151,676 Canadian Natural Resources
Ltd. (Energy) 10,136,344
55,995 Canadian Pacific Kansas City
Ltd. (Industrials) 4,034,481
33,718 Canadian Tire Corp. Ltd., Class
A (Consumer Discretionary) 3,510,193
54,994 Canadian Utilities Ltd., Class A
(Utilities) 1,233,040
31,871 CCL Industries, Inc., Class B
(Materials) 1,314,707
632,883 Cenovus Energy, Inc. (Energy) 11,235,383
103,532 CGI, Inc. (Information
Technology)* 10,535,317
8,857 Constellation Software, Inc.
(Information Technology) 20,820,825
21,011 Descartes Systems Group,
Inc. (The) (Information
Technology)* 1,708,030
151,581 Dollarama, Inc. (Consumer
Discretionary) 11,017,670
46,337 Element Fleet Management
Corp. (Financials) 747,079
40,527 Emera, Inc. (Utilities) 1,425,477
486,038 Empire Co. Ltd. (Consumer
Staples) 13,220,549
177,361 Enbridge, Inc. (Energy) 6,197,857
11,700 Fairfax Financial Holdings Ltd.
(Financials) 10,763,033
23,750 FirstService Corp. (Real Estate) 3,730,003
46,472 Fortis, Inc. (Utilities) 1,863,199
8,643 Franco-Nevada Corp.
(Materials) 968,812
95,517 George Weston Ltd. (Consumer
Staples) 11,211,808
26,389 GFL Environmental, Inc.
(Industrials) 757,892
131,291 Great-West Lifeco, Inc.
(Financials)
(a)
4,199,646
67,264 Hydro One Ltd. (Utilities)
(b)
1,871,297
99,209 iA Financial Corp., Inc.
(Financials) 6,630,031
59,297 IGM Financial, Inc. (Financials) 1,473,405
115,531 Imperial Oil Ltd. (Energy)
(a)
6,514,249
23,030 Intact Financial Corp.
(Financials) 3,572,083
Shares Description Value
a
Common Stocks – (continued)
Canada – (continued)
48,395 Keyera Corp. (Energy) $ 1,219,646
202,026 Kinross Gold Corp. (Materials) 1,192,026
164,961 Loblaw Cos. Ltd. (Consumer
Staples) 14,234,935
479,348 Manulife Financial Corp.
(Financials) 9,397,109
153,162 MEG Energy Corp. (Energy)* 2,898,652
68,529 Metro, Inc. (Consumer Staples) 3,437,443
75,583 National Bank of Canada
(Financials) 5,012,666
67,336 Northland Power, Inc. (Utilities) 1,095,573
93,012 Nutrien Ltd. (Materials) 4,979,025
37,567 Open Text Corp. (Information
Technology) 1,504,232
154,533 Parkland Corp. (Energy) 5,061,630
64,124 Pembina Pipeline Corp.
(Energy) 2,146,689
238,921 Power Corp. of Canada
(Financials) 6,616,870
65,397 Quebecor, Inc., Class B
(Communication Services) 1,452,302
34,365 RB Global, Inc. (Industrials) 2,186,069
48,668 Restaurant Brands International,
Inc. (Consumer Discretionary) 3,464,210
38,251 Rogers Communications,
Inc., Class B (Communication
Services) 1,648,417
222,050 Royal Bank of Canada
(Financials) 20,081,699
128,958 Saputo, Inc. (Consumer Staples) 2,509,062
63,384 Shopify, Inc., Class A
(Information Technology)* 4,621,093
36,933 Stantec, Inc. (Industrials) 2,754,482
100,470 Sun Life Financial, Inc.
(Financials)
(a)
5,077,409
292,672 Suncor Energy, Inc. (Energy)
(a)
9,657,518
47,309 TC Energy Corp. (Energy) 1,775,679
80,999 TELUS Corp. (Communication
Services) 1,450,496
15,224 TFI International, Inc.
(Industrials) 1,802,829
30,148 Thomson Reuters Corp.
(Industrials) 4,215,406
90,820 TMX Group Ltd. (Financials) 1,962,626
30,807 Toromont Industries Ltd.
(Industrials) 2,488,009
262,692 Toronto-Dominion Bank (The)
(Financials) 16,030,635
41,701 Tourmaline Oil Corp. (Energy) 2,020,077
32,462 West Fraser Timber Co. Ltd.
(Materials) 2,356,389
88,851 WSP Global, Inc. (Industrials) 12,308,798
364,979,837
China – 0.7%
1,530,979 BOC Hong Kong Holdings Ltd.
(Financials) 4,096,829
40,071 Prosus NV (Consumer
Discretionary)* 1,329,133

GOLDMAN SACHS ACTIVE BETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,775,981 SITC International Holdings
Co. Ltd. (Industrials) $ 5,704,848
3,629,226 Wilmar International Ltd.
(Consumer Staples) 9,871,190
21,002,000
Denmark – 3.1%
3,517 AP Moller – Maersk A/S, Class
A (Industrials)
(a)
5,460,932
3,538 AP Moller – Maersk A/S, Class
B (Industrials) 5,591,916
26,575 Carlsberg AS, Class B
(Consumer Staples) 3,297,981
14,940 Chr Hansen Holding A/S
(Materials) 1,197,273
20,487 Coloplast A/S, Class B (Health
Care) 2,422,528
184,695 Danske Bank A/S (Financials) 4,789,585
56,752 Demant A/S (Health Care)* 2,411,886
10,149 DSV A/S (Industrials) 1,530,560
8,588 Genmab A/S (Health Care)* 2,715,975
598,995 Novo Nordisk A/S, Class B
(Health Care) 60,967,639
30,873 Novozymes A/S, Class B
(Materials) 1,604,385
55,630 Pandora A/S (Consumer
Discretionary) 7,524,092
4,858 ROCKWOOL A/S, Class B
(Industrials) 1,314,539
117,746 Tryg A/S (Financials) 2,545,105
103,374,396
Finland – 0.7%
32,737 Elisa OYJ (Communication
Services) 1,467,351
70,511 Fortum OYJ (Utilities) 991,302
24,809 Kone OYJ, Class B (Industrials) 1,104,149
806,286 Nokia OYJ (Information
Technology) 2,831,000
238,900 Nordea Bank Abp (Financials) 2,686,923
178,937 Orion OYJ, Class B (Health
Care) 7,114,481
65,260 Sampo OYJ, Class A
(Financials) 2,858,889
44,715 UPM-Kymmene OYJ
(Materials) 1,565,137
56,542 Wartsila OYJ Abp (Industrials) 781,033
21,400,265
France – 10.0%
54,076 Accor SA (Consumer
Discretionary) 1,876,864
8,313 Aeroports de Paris SA
(Industrials) 1,025,853
49,738 Air Liquide SA (Materials) 9,431,978
48,408 Airbus SE (Industrials) 7,193,810
31,223 Arkema SA (Materials) 3,177,128
351,061 AXA SA (Financials) 10,953,108
43,935 BioMerieux (Health Care) 4,734,307
152,820 BNP Paribas SA (Financials) 9,632,683
Shares Description Value
a
Common Stocks – (continued)
France – (continued)
287,974 Bollore SE (Communication
Services) $ 1,648,024
101,438 Bouygues SA (Industrials) 3,863,805
76,980 Bureau Veritas SA (Industrials) 1,865,482
42,827 Capgemini SE (Information
Technology) 8,784,968
480,773 Carrefour SA (Consumer
Staples) 9,124,923
174,291 Cie de Saint-Gobain SA
(Industrials) 11,374,006
71,942 Cie Generale des Etablissements
Michelin (Consumer
Discretionary) 2,418,460
397,611 Credit Agricole SA (Financials) 5,215,546
100,253 Danone SA (Consumer Staples) 6,450,497
16,729 Dassault Aviation SA
(Industrials) 3,329,350
110,061 Dassault Systemes (Information
Technology) 5,159,563
52,942 Edenred SE (Financials) 2,888,252
109,620 Eiffage SA (Industrials) 11,123,397
377,001 Engie SA (Utilities) 6,547,804
41,372 EssilorLuxottica SA (Health
Care) 7,905,092
102,631 Eurazeo SE (Financials) 7,709,872
8,432 Gecina SA REIT (Real Estate) 934,736
105,137 Getlink SE (Industrials) 1,923,771
7,587 Hermes International SCA
(Consumer Discretionary) 15,763,307
119,221 Ipsen SA (Health Care) 13,463,495
10,764 Kering (Consumer
Discretionary) 4,623,851
41,420 Klepierre SA REIT (Real
Estate) 1,043,967
232,799 La Francaise des Jeux SAEM
(Consumer Discretionary)
(b)
8,433,035
37,322 Legrand SA (Industrials) 3,600,643
50,774 L'Oreal SA (Consumer Staples) 23,879,967
48,174 LVMH Moet Hennessy
Louis Vuitton SE (Consumer
Discretionary) 36,935,786
299,924 Orange SA (Communication
Services)
(a)
3,699,202
14,978 Pernod Ricard SA (Consumer
Staples) 2,591,103
54,890 Publicis Groupe SA
(Communication Services) 4,646,305
17,790 Remy Cointreau SA (Consumer
Staples) 2,120,616
38,639 Safran SA (Industrials) 6,788,446
30,400 SEB SA (Consumer
Discretionary) 3,466,208
115,302 Societe Generale SA
(Financials) 2,902,975
20,333 Sodexo SA (Consumer
Discretionary) 2,183,038
24,109 Thales SA (Industrials) 3,602,516
378,822 TotalEnergies SE (Energy) 25,734,101

GOLDMAN SACHS ACTIVE BETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
France – (continued)
92,404 Veolia Environnement SA
(Utilities) $ 2,914,765
85,111 Vinci SA (Industrials) 10,428,699
183,320 Vivendi SE (Communication
Services) 1,737,378
43,717 Worldline SA (Financials)*
(b)
679,004
327,531,686
Germany – 7.5%
47,170 adidas AG (Consumer
Discretionary) 9,888,908
46,045 Allianz SE (Financials) 11,585,278
52,502 BASF SE (Materials) 2,445,208
156,392 Bayer AG (Health Care) 5,351,250
71,012 Bayerische Motoren Werke AG
(Consumer Discretionary) 7,406,430
65,065 Bechtle AG (Information
Technology) 3,228,736
40,133 Beiersdorf AG (Consumer
Staples) 5,635,661
44,537 Brenntag SE (Industrials) 3,852,559
10,690 Carl Zeiss Meditec AG (Health
Care) 960,169
435,599 Commerzbank AG (Financials) 5,344,549
18,352 Covestro AG (Materials)*
(b)
965,151
31,402 Daimler Truck Holding AG
(Industrials) 1,022,057
542,307 Deutsche Bank AG (Financials) 6,760,894
27,619 Deutsche Boerse AG
(Financials) 5,252,548
491,354 Deutsche Lufthansa AG
(Industrials)* 4,278,210
308,813 Deutsche Post AG (Industrials) 14,502,154
417,039 Deutsche Telekom AG
(Communication Services) 9,999,315
768,610 E.ON SE (Utilities) 10,009,057
49,497 Evonik Industries AG
(Materials) 926,206
113,558 Fresenius Medical Care AG &
Co. KGaA (Health Care) 4,662,476
236,733 Fresenius SE & Co. KGaA
(Health Care) 7,513,931
46,923 GEA Group AG (Industrials) 1,726,387
16,265 Hannover Rueck SE
(Financials) 3,886,538
96,351 Heidelberg Materials AG
(Materials) 7,863,620
310,447 HelloFresh SE (Consumer
Staples)* 4,748,978
27,848 Henkel AG & Co. KGaA
(Consumer Staples) 1,947,068
66,318 Infineon Technologies AG
(Information Technology) 2,572,384
38,405 Knorr-Bremse AG (Industrials) 2,409,463
135,061 Mercedes-Benz Group AG
(Consumer Discretionary) 8,780,013
24,903 Merck KGaA (Health Care) 4,351,543
3,355 MTU Aero Engines AG
(Industrials) 687,285
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
18,545 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Financials) $ 7,907,625
94,443 Nemetschek SE (Information
Technology) 8,247,865
88,273 Puma SE (Consumer
Discretionary) 5,699,904
6,919 Rational AG (Industrials) 4,435,227
11,235 Rheinmetall AG (Industrials) 3,383,349
54,687 RWE AG (Utilities) 2,349,169
144,072 SAP SE (Information
Technology) 22,869,021
11,846 Scout24 SE (Communication
Services)
(b)
827,211
80,205 Siemens AG (Industrials) 13,476,802
395,507 Siemens Energy AG
(Industrials)* 4,695,132
25,574 Siemens Healthineers AG
(Health Care)
(b)
1,477,227
15,190 Symrise AG (Materials) 1,710,418
52,399 Talanx AG (Financials) 3,807,693
169,716 Zalando SE (Consumer
Discretionary)*
(b)
4,047,973
245,498,642
Hong Kong – 1.2%
586,745 AIA Group Ltd. (Financials) 5,063,392
239,357 CK Asset Holdings Ltd. (Real
Estate) 1,135,446
133,677 CK Infrastructure Holdings Ltd.
(Utilities) 662,369
191,714 CLP Holdings Ltd. (Utilities) 1,491,188
21,899 Futu Holdings Ltd. ADR
(Financials)* 1,180,794
79,065 Hang Seng Bank Ltd.
(Financials) 875,654
1,293,845 HKT Trust & HKT Ltd.
(Communication Services) 1,379,938
1,003,758 Hong Kong & China Gas Co.
Ltd. (Utilities) 690,137
172,347 Hong Kong Exchanges &
Clearing Ltd. (Financials) 6,116,870
74,667 Jardine Matheson Holdings Ltd.
(Industrials) 2,882,893
221,209 MTR Corp. Ltd. (Industrials) 793,036
1,728,208 New World Development Co.
Ltd. (Real Estate) 2,571,192
267,945 Power Assets Holdings Ltd.
(Utilities) 1,397,995
125,655 Sun Hung Kai Properties Ltd.
(Real Estate) 1,233,174
174,311 Swire Pacific Ltd., Class A
(Real Estate) 1,131,527
409,219 Techtronic Industries Co. Ltd.
(Industrials) 4,154,907
13,840,572 WH Group Ltd. (Consumer
Staples)
(b)
8,895,903
41,656,415

GOLDMAN SACHS ACTIVE BETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Ireland – 0.3%
17,373 AerCap Holdings NV
(Industrials)* $ 1,185,186
502,452 AIB Group PLC (Financials) 2,332,152
217,108 Bank of Ireland Group PLC
(Financials) 2,034,856
16,955 Kerry Group PLC, Class A
(Consumer Staples) 1,373,041
25,777 Kingspan Group PLC
(Industrials) 2,047,521
84,071 Smurfit Kappa Group PLC
(Materials) 3,192,200
12,164,956
Israel – 0.7%
207,779 Bank Hapoalim BM
(Financials) 1,758,040
198,738 Bank Leumi Le-Israel BM
(Financials) 1,491,562
29,077 Check Point Software
Technologies Ltd. (Information
Technology)* 4,245,242
4,627 Elbit Systems Ltd. (Industrials) 922,766
20,644 Global-e Online Ltd. (Consumer
Discretionary)* 707,057
217,373 ICL Group Ltd. (Materials) 1,093,840
298,994 Israel Discount Bank Ltd., Class
A (Financials) 1,442,744
27,230 Mizrahi Tefahot Bank Ltd.
(Financials) 972,474
848,627 Teva Pharmaceutical Industries
Ltd. ADR (Health Care)* 8,333,517
35,343 Wix.com Ltd. (Information
Technology)* 3,587,315
24,554,557
Italy – 2.8%
434,111 Assicurazioni Generali SpA
(Financials) 9,001,883
331,162 Banco BPM SpA (Financials) 1,833,393
114,418 Coca-Cola HBC AG (Consumer
Staples)* 3,180,853
152,823 Davide Campari-Milano NV
(Consumer Staples) 1,670,787
12,910 DiaSorin SpA (Health Care) 1,224,646
811,937 Enel SpA (Utilities) 5,745,978
559,715 Eni SpA (Energy) 9,263,177
30,840 Ferrari NV (Consumer
Discretionary) 11,124,536
232,527 FinecoBank Banca Fineco SpA
(Financials) 3,137,128
93,841 Infrastrutture Wireless
Italiane SpA (Communication
Services)
(b)
1,159,054
1,457,709 Intesa Sanpaolo SpA
(Financials) 4,201,324
485,780 Leonardo SpA (Industrials) 7,457,588
174,101 Mediobanca Banca di Credito
Finanziario SpA (Financials)
(a)
2,046,837
119,004 Moncler SpA (Consumer
Discretionary) 6,606,529
Shares Description Value
a
Common Stocks – (continued)
Italy – (continued)
392,420 Poste Italiane SpA (Financials)
(b)
$ 4,228,603
100,344 Prysmian SpA (Industrials) 3,868,118
89,138 Recordati Industria Chimica
e Farmaceutica SpA (Health
Care) 4,295,908
339,440 Snam SpA (Utilities) 1,712,189
198,294 Terna - Rete Elettrica Nazionale
(Utilities) 1,600,188
273,412 UniCredit SpA (Financials) 7,453,523
90,812,242
Japan – 20.2%
254,301 Advantest Corp. (Information
Technology) 8,052,105
79,266 Aeon Co. Ltd. (Consumer
Staples) 1,641,243
32,417 AGC, Inc. (Industrials) 1,177,524
89,858 Aisin Corp. (Consumer
Discretionary) 3,313,261
79,134 Ajinomoto Co., Inc. (Consumer
Staples) 2,957,990
58,460 ANA Holdings, Inc.
(Industrials)* 1,206,885
115,520 Asahi Group Holdings Ltd.
(Consumer Staples) 4,262,601
45,665 Asahi Intecc Co. Ltd. (Health
Care) 885,438
147,769 Asahi Kasei Corp. (Materials) 1,026,042
555,351 Astellas Pharma, Inc. (Health
Care) 6,752,416
42,079 Azbil Corp. (Information
Technology) 1,358,278
196,222 Bandai Namco Holdings, Inc.
(Consumer Discretionary) 3,906,256
157,397 BayCurrent Consulting, Inc.
(Industrials) 5,297,849
85,399 Bridgestone Corp. (Consumer
Discretionary) 3,522,597
233,220 Brother Industries Ltd.
(Information Technology) 3,937,614
145,704 Canon, Inc. (Information
Technology) 3,752,123
125,888 Capcom Co. Ltd.
(Communication Services) 4,243,243
53,627 Central Japan Railway Co.
(Industrials) 1,287,759
250,312 Chiba Bank Ltd. (The)
(Financials) 1,873,509
143,007 Chubu Electric Power Co., Inc.
(Utilities) 1,767,334
112,644 Chugai Pharmaceutical Co. Ltd.
(Health Care) 3,975,895
257,831 Concordia Financial Group Ltd.
(Financials) 1,210,193
91,740 Dai-ichi Life Holdings, Inc.
(Financials) 1,911,935
193,102 Daiichi Sankyo Co. Ltd. (Health
Care) 5,224,798
17,653 Daikin Industries Ltd.
(Industrials) 2,645,532

GOLDMAN SACHS ACTIVE BETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
28,275 Daito Trust Construction Co.
Ltd. (Real Estate) $ 3,117,547
92,676 Daiwa House Industry Co. Ltd.
(Real Estate) 2,632,303
554 Daiwa House REIT Investment
Corp. REIT (Real Estate) 988,570
255,571 Daiwa Securities Group, Inc.
(Financials) 1,651,656
127,546 Denso Corp. (Consumer
Discretionary) 1,996,425
110,561 Dentsu Group, Inc.
(Communication Services) 2,980,252
15,126 Disco Corp. (Information
Technology) 3,283,345
40,993 East Japan Railway Co.
(Industrials) 2,216,924
74,543 Eisai Co. Ltd. (Health Care) 3,868,461
1,099,239 ENEOS Holdings, Inc. (Energy) 4,345,353
27,128 Fast Retailing Co. Ltd.
(Consumer Discretionary) 6,879,485
56,321 FUJIFILM Holdings Corp.
(Information Technology) 3,299,218
44,421 Fujitsu Ltd. (Information
Technology) 6,346,072
1,245 GLP J REIT (Real Estate) 1,176,491
26,361 Hamamatsu Photonics KK
(Information Technology) 1,044,205
77,292 Hankyu Hanshin Holdings, Inc.
(Industrials) 2,337,556
9,398 Hikari Tsushin, Inc. (Industrials) 1,461,494
6,538 Hirose Electric Co. Ltd.
(Information Technology) 731,923
118,103 Hitachi Ltd. (Industrials) 8,216,521
1,394,343 Honda Motor Co. Ltd.
(Consumer Discretionary) 14,232,513
29,241 Hoshizaki Corp. (Industrials) 931,416
96,448 Hoya Corp. (Health Care) 10,872,296
200,365 Hulic Co. Ltd. (Real Estate) 1,989,622
19,996 Ibiden Co. Ltd. (Information
Technology) 956,416
101,341 Idemitsu Kosan Co. Ltd.
(Energy) 2,780,391
85,894 Iida Group Holdings Co. Ltd.
(Consumer Discretionary) 1,284,038
432,211 Inpex Corp. (Energy) 6,110,332
180,411 Isuzu Motors Ltd. (Consumer
Discretionary) 2,386,402
243,380 ITOCHU Corp. (Industrials) 9,446,440
208,077 Japan Airlines Co. Ltd.
(Industrials) 3,956,468
122,145 Japan Exchange Group, Inc.
(Financials) 2,494,374
1,775 Japan Metropolitan Fund Invest
REIT (Real Estate) 1,182,653
268,153 Japan Post Bank Co. Ltd.
(Financials) 2,647,339
883,561 Japan Post Holdings Co. Ltd.
(Financials) 7,796,566
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
275,699 Japan Post Insurance Co. Ltd.
(Financials) $ 5,156,477
280 Japan Real Estate Investment
Corp. REIT (Real Estate) 1,089,052
196,560 Japan Tobacco, Inc. (Consumer
Staples) 5,053,773
151,308 JFE Holdings, Inc. (Materials) 2,231,213
121,281 Kajima Corp. (Industrials) 1,916,820
302,455 Kansai Electric Power Co., Inc.
(The) (Utilities) 4,032,461
83,156 Kao Corp. (Consumer Staples) 3,203,954
38,207 Kawasaki Kisen Kaisha Ltd.
(Industrials) 1,341,063
206,092 KDDI Corp. (Communication
Services) 6,447,563
51,279 Keisei Electric Railway Co. Ltd.
(Industrials) 2,067,324
15,211 Keyence Corp. (Information
Technology) 6,518,192
45,459 Kikkoman Corp. (Consumer
Staples) 2,787,471
62,652 Kintetsu Group Holdings Co.
Ltd. (Industrials) 1,757,062
130,647 Kirin Holdings Co. Ltd.
(Consumer Staples) 1,844,355
79,996 Komatsu Ltd. (Industrials) 2,041,093
70,008 Kose Corp. (Consumer Staples) 4,955,753
38,125 Kyocera Corp. (Information
Technology) 2,112,110
43,710 Kyowa Kirin Co. Ltd. (Health
Care) 720,542
61,103 M3, Inc. (Health Care) 1,010,771
651,456 Marubeni Corp. (Industrials) 10,166,124
186,523 MatsukiyoCocokara & Co.
(Consumer Staples) 3,221,744
652,081 Mazda Motor Corp. (Consumer
Discretionary) 6,962,559
62,855 McDonald's Holdings Co. Japan
Ltd. (Consumer Discretionary)
(a)
2,682,822
62,723 MEIJI Holdings Co. Ltd.
(Consumer Staples) 1,452,300
151,827 MISUMI Group, Inc.
(Industrials) 2,464,807
388,237 Mitsubishi Chemical Group
Corp. (Materials) 2,543,427
287,172 Mitsubishi Corp. (Industrials) 13,376,172
221,629 Mitsubishi Electric Corp.
(Industrials) 3,011,822
102,695 Mitsubishi Estate Co. Ltd. (Real
Estate) 1,386,888
478,553 Mitsubishi HC Capital, Inc.
(Financials) 3,121,835
27,662 Mitsubishi Heavy Industries
Ltd. (Industrials) 1,547,059
1,191,566 Mitsubishi UFJ Financial
Group, Inc. (Financials) 10,115,435
318,515 Mitsui & Co. Ltd. (Industrials) 11,617,228
58,349 Mitsui Fudosan Co. Ltd. (Real
Estate) 1,370,364

GOLDMAN SACHS ACTIVE BETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
82,755 Mitsui OSK Lines Ltd.
(Industrials) $ 2,273,264
408,088 Mizuho Financial Group, Inc.
(Financials) 6,934,197
594,876 MonotaRO Co. Ltd.
(Industrials) 6,007,710
92,873 MS&AD Insurance Group
Holdings, Inc. (Financials) 3,475,945
164,326 Murata Manufacturing Co. Ltd.
(Information Technology) 3,205,155
140,548 NEC Corp. (Information
Technology) 7,833,839
115,381 Nintendo Co. Ltd.
(Communication Services) 5,394,619
228 Nippon Building Fund, Inc.
REIT (Real Estate) 957,743
54,367 NIPPON EXPRESS
HOLDINGS, Inc. (Industrials) 2,968,147
400 Nippon Prologis REIT, Inc.
REIT (Real Estate) 758,684
49,965 Nippon Sanso Holdings Corp.
(Materials) 1,312,369
115,915 Nippon Steel Corp. (Materials) 2,710,577
11,487,554 Nippon Telegraph & Telephone
Corp. (Communication
Services) 13,450,777
192,391 Nippon Yusen KK (Industrials) 5,171,724
23,640 Nissan Chemical Corp.
(Materials) 862,384
22,853 Nissin Foods Holdings Co. Ltd.
(Consumer Staples) 2,266,982
35,103 Nitori Holdings Co. Ltd.
(Consumer Discretionary) 4,050,848
20,510 Nitto Denko Corp. (Materials) 1,458,806
194,581 Nomura Holdings, Inc.
(Financials) 799,331
66,653 Nomura Real Estate Holdings,
Inc. (Real Estate) 1,624,902
1,037 Nomura Real Estate Master
Fund, Inc. REIT (Real Estate) 1,191,075
65,808 Nomura Research Institute Ltd.
(Information Technology) 1,848,242
71,558 NTT Data Group Corp.
(Information Technology) 869,819
454,906 Obayashi Corp. (Industrials) 3,838,707
5,759 Obic Co. Ltd. (Information
Technology) 884,097
301,270 Oji Holdings Corp. (Materials) 1,119,204
287,897 Olympus Corp. (Health Care) 4,218,114
54,084 Omron Corp. (Information
Technology) 2,267,844
121,513 Ono Pharmaceutical Co. Ltd.
(Health Care) 2,236,526
48,035 Oracle Corp. Japan (Information
Technology) 3,715,495
106,281 Oriental Land Co. Ltd.
(Consumer Discretionary) 3,612,555
122,422 ORIX Corp. (Financials) 2,234,625
76,210 Osaka Gas Co. Ltd. (Utilities) 1,484,661
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
23,933 Otsuka Corp. (Information
Technology) $ 977,006
123,928 Otsuka Holdings Co. Ltd.
(Health Care) 4,769,009
71,566 Pan Pacific International
Holdings Corp. (Consumer
Discretionary) 1,551,036
337,128 Panasonic Holdings Corp.
(Consumer Discretionary) 3,489,064
289,124 Recruit Holdings Co. Ltd.
(Industrials) 10,766,244
321,177 Renesas Electronics Corp.
(Information Technology)* 5,656,200
488,141 Resona Holdings, Inc.
(Financials) 2,537,534
745,665 Ricoh Co. Ltd. (Information
Technology) 6,087,988
55,302 SBI Holdings, Inc. (Financials) 1,199,672
55,995 SCSK Corp. (Information
Technology) 1,031,761
27,631 Secom Co. Ltd. (Industrials) 1,924,180
177,413 Seiko Epson Corp. (Information
Technology) 2,637,764
89,179 Sekisui Chemical Co. Ltd.
(Consumer Discretionary) 1,267,092
107,327 Sekisui House Ltd. (Consumer
Discretionary) 2,199,029
162,505 Seven & i Holdings Co. Ltd.
(Consumer Staples) 6,040,281
61,142 Shimadzu Corp. (Information
Technology) 1,586,090
213,147 Shimizu Corp. (Industrials) 1,400,843
133,371 Shin-Etsu Chemical Co. Ltd.
(Materials) 4,702,064
32,720 Shionogi & Co. Ltd. (Health
Care) 1,544,426
223,084 Shiseido Co. Ltd. (Consumer
Staples) 5,984,720
237,868 Shizuoka Financial Group, Inc.
(Financials) 1,924,376
383,757 SoftBank Corp.
(Communication Services) 4,668,630
42,996 SoftBank Group Corp.
(Communication Services) 1,750,843
39,556 Sompo Holdings, Inc.
(Financials) 1,807,961
70,629 Sony Group Corp. (Consumer
Discretionary) 6,124,827
47,632 Square Enix Holdings Co. Ltd.
(Communication Services) 1,653,515
344,955 Subaru Corp. (Consumer
Discretionary) 6,115,785
75,573 SUMCO Corp. (Information
Technology) 1,133,071
324,699 Sumitomo Chemical Co. Ltd.
(Materials) 829,126
284,544 Sumitomo Corp. (Industrials) 5,966,695
286,796 Sumitomo Electric Industries
Ltd. (Consumer Discretionary) 3,557,912

GOLDMAN SACHS ACTIVE BETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
184,116 Sumitomo Mitsui Financial
Group, Inc. (Financials) $ 9,039,226
67,807 Sumitomo Mitsui Trust
Holdings, Inc. (Financials) 2,549,728
79,105 Suntory Beverage & Food Ltd.
(Consumer Staples) 2,487,097
19,193 Suzuki Motor Corp. (Consumer
Discretionary) 781,689
58,296 Sysmex Corp. (Health Care) 3,226,026
83,098 T&D Holdings, Inc. (Financials) 1,229,031
109,161 Taisei Corp. (Industrials) 3,714,878
421,436 Takeda Pharmaceutical Co. Ltd.
(Health Care) 11,873,243
21,718 TDK Corp. (Information
Technology) 1,009,251
55,627 Terumo Corp. (Health Care) 1,775,278
54,192 TIS, Inc. (Information
Technology) 1,146,267
87,382 Tobu Railway Co. Ltd.
(Industrials) 2,160,390
30,310 Toho Co. Ltd. (Communication
Services) 1,051,988
231,195 Tokio Marine Holdings, Inc.
(Financials) 5,705,005
64,698 Tokyo Electron Ltd.
(Information Technology) 10,514,218
225,230 Tokyo Gas Co. Ltd. (Utilities) 5,221,113
132,527 Tokyu Corp. (Industrials) 1,555,793
137,326 TOPPAN Holdings, Inc.
(Industrials) 3,217,758
218,394 Toray Industries, Inc.
(Materials) 1,133,223
33,458 Toshiba Corp. (Industrials)* 1,041,071
64,886 Tosoh Corp. (Materials) 863,332
27,482 TOTO Ltd. (Industrials) 705,849
17,286 Toyota Industries Corp.
(Industrials) 1,486,735
734,584 Toyota Motor Corp. (Consumer
Discretionary) 13,885,717
96,594 Toyota Tsusho Corp.
(Industrials) 5,351,269
45,667 Trend Micro, Inc. (Information
Technology)
(a)
2,321,114
60,326 Unicharm Corp. (Consumer
Staples) 1,943,604
98,548 USS Co. Ltd. (Consumer
Discretionary) 1,928,497
43,094 West Japan Railway Co.
(Industrials) 1,704,404
80,323 Yakult Honsha Co. Ltd.
(Consumer Staples) 1,794,615
38,628 Yamaha Motor Co. Ltd.
(Consumer Discretionary) 986,897
65,265 Yamato Holdings Co. Ltd.
(Industrials) 1,160,409
106,961 Yokogawa Electric Corp.
(Information Technology) 2,026,569
166,338 Zensho Holdings Co. Ltd.
(Consumer Discretionary) 9,242,063
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
338,815 ZOZO, Inc. (Consumer
Discretionary) $ 7,162,018
665,078,198
Jordan – 0.1%
139,772 Hikma Pharmaceuticals PLC
(Health Care) 3,049,639
Luxembourg – 0.4%
454,848 ArcelorMittal (Materials) 11,459,216
36,776 Eurofins Scientific SE (Health
Care) 2,141,140
13,600,356
Macau – 0.0%
146,757 Galaxy Entertainment Group
Ltd. (Consumer Discretionary) 759,124
353,434 Sands China Ltd. (Consumer
Discretionary)* 867,034
1,626,158
Netherlands – 4.5%
129,701 ABN AMRO Bank NV
(Financials)
(b)
1,742,779
184,415 Aegon Ltd. (Financials) 1,011,308
22,644 Akzo Nobel NV (Materials) 1,740,846
8,464 ASM International NV
(Information Technology) 4,346,949
53,026 ASML Holding NV
(Information Technology) 36,044,715
25,320 ASR Nederland NV (Financials) 1,167,779
16,462 BE Semiconductor Industries
NV (Information Technology) 2,307,180
14,743 Euronext NV (Financials)
(b)
1,225,760
74,958 EXOR NV (Financials) 7,303,552
57,335 Heineken Holding NV
(Consumer Staples) 4,460,402
34,670 Heineken NV (Consumer
Staples) 3,173,807
7,314 IMCD NV (Industrials) 1,129,613
397,775 ING Groep NV (Financials) 5,589,212
102,220 JDE Peet’s NV (Consumer
Staples) 2,745,925
503,038 Koninklijke Ahold Delhaize NV
(Consumer Staples) 14,577,853
869,442 Koninklijke KPN NV
(Communication Services) 2,985,397
96,127 Koninklijke Philips NV (Health
Care)* 1,968,676
109,831 Randstad NV (Industrials) 6,531,097
977,121 Shell PLC (Energy) 31,666,875
69,309 Universal Music Group NV
(Communication Services) 1,833,103
98,825 Wolters Kluwer NV
(Industrials) 13,618,675
147,171,503
New Zealand – 0.2%
192,494 Fisher & Paykel Healthcare
Corp. Ltd. (Health Care) 2,801,141

GOLDMAN SACHS ACTIVE BETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
New Zealand – (continued)
360,700 Spark New Zealand Ltd.
(Communication Services) $ 1,155,148
44,930 Xero Ltd. (Information
Technology)* 3,069,947
7,026,236
Norway – 0.8%
54,382 Aker BP ASA (Energy) 1,564,540
153,693 DNB Bank ASA (Financials) 2,938,743
267,558 Equinor ASA (Energy) 8,640,752
252,731 Gjensidige Forsikring ASA
(Financials) 4,269,707
41,740 Kongsberg Gruppen ASA
(Industrials) 1,798,350
37,546 Mowi ASA (Consumer Staples) 669,842
348,404 Orkla ASA (Consumer Staples) 2,574,210
28,952 Salmar ASA (Consumer
Staples) 1,592,269
192,470 Telenor ASA (Communication
Services) 2,076,693
26,125,106
Portugal – 0.4%
248,406 EDP – Energias de Portugal SA
(Utilities) 1,189,034
80,440 Galp Energia SGPS SA
(Energy) 1,198,474
381,369 Jeronimo Martins SGPS SA
(Consumer Staples) 9,445,739
11,833,247
Singapore – 1.5%
580,567 CapitaLand Integrated
Commercial Trust REIT (Real
Estate) 791,722
153,232 City Developments Ltd. (Real
Estate) 718,741
394,520 DBS Group Holdings Ltd.
(Financials) 9,382,635
2,263,828 Genting Singapore Ltd.
(Consumer Discretionary) 1,552,078
58,422 Jardine Cycle & Carriage Ltd.
(Industrials) 1,248,461
395,422 Keppel Corp. Ltd. (Industrials) 1,976,221
901,255 Oversea-Chinese Banking Corp.
Ltd. (Financials) 8,468,258
337,184 Sembcorp Industries Ltd.
(Utilities) 1,298,611
397,117 Singapore Airlines Ltd.
(Industrials) 1,886,499
1,362,301 Singapore Exchange Ltd.
(Financials) 9,625,729
232,978 Singapore Technologies
Engineering Ltd. (Industrials) 647,646
663,864 Singapore Telecommunications
Ltd. (Communication Services) 1,149,053
133,276 STMicroelectronics NV
(Information Technology) 6,319,117
Shares Description Value
a
Common Stocks – (continued)
Singapore – (continued)
254,768 United Overseas Bank Ltd.
(Financials) $ 5,196,152
50,260,923
Spain – 2.6%
9,329 Acciona SA (Utilities) 1,318,164
227,733 ACS Actividades de
Construccion y Servicios SA
(Industrials) 9,106,776
4,322 Aena SME SA (Industrials)
(b)
744,850
46,837 Amadeus IT Group SA
(Consumer Discretionary) 3,210,345
1,014,560 Banco Bilbao Vizcaya
Argentaria SA (Financials) 9,416,029
2,628,971 Banco Santander SA
(Financials) 10,903,059
549,447 CaixaBank SA (Financials) 2,476,542
77,629 Enagas SA (Utilities) 1,422,977
74,972 Endesa SA (Utilities) 1,569,371
759,802 Iberdrola SA (Utilities) 9,405,234
398,133 Industria de Diseno Textil SA
(Consumer Discretionary) 16,433,467
81,349 Naturgy Energy Group SA
(Utilities) 2,433,797
100,284 Redeia Corp. SA (Utilities) 1,682,878
633,786 Repsol SA (Energy) 9,708,999
1,033,248 Telefonica SA (Communication
Services) 4,457,650
84,290,138
Sweden – 2.1%
51,317 Alfa Laval AB (Industrials) 1,916,763
80,584 Assa Abloy AB, Class B
(Industrials) 2,066,345
358,035 Atlas Copco AB, Class A
(Industrials) 5,531,701
245,412 Atlas Copco AB, Class B
(Industrials) 3,242,464
74,315 Epiroc AB, Class A (Industrials) 1,387,176
55,217 Epiroc AB, Class B (Industrials) 869,974
117,235 Essity AB, Class B (Consumer
Staples) 2,936,791
11,797 Evolution AB (Consumer
Discretionary)
(b)
1,224,186
576,738 H & M Hennes & Mauritz
AB, Class B (Consumer
Discretionary) 9,240,929
88,098 Hexagon AB, Class B
(Information Technology) 881,917
30,958 Holmen AB, Class B (Materials) 1,299,611
131,024 Husqvarna AB, Class B
(Industrials)
(a)
1,001,793
51,200 Industrivarden AB, Class A
(Financials) 1,541,055
61,695 Industrivarden AB, Class C
(Financials) 1,859,296
188,098 Investor AB, Class B
(Financials) 3,909,565
23,798 L E Lundbergforetagen AB,
Class B (Financials) 1,158,690

GOLDMAN SACHS ACTIVE BETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
36,804 Lifco AB, Class B (Industrials) $ 799,732
17,813 Saab AB, Class B (Industrials) 916,586
59,088 Sandvik AB (Industrials) 1,167,229
192,299 Skandinaviska Enskilda Banken
AB, Class A (Financials) 2,330,597
35,564 SKF AB, Class B (Industrials) 668,934
84,080 Svenska Cellulosa AB SCA,
Class B (Materials) 1,250,506
259,235 Svenska Handelsbanken AB,
Class A (Financials) 2,459,045
166,114 Swedbank AB, Class A
(Financials) 3,049,192
101,910 Swedish Orphan Biovitrum AB
(Health Care)* 2,427,436
117,526 Tele2 AB, Class B
(Communication Services) 922,591
705,282 Telefonaktiebolaget LM
Ericsson, Class B (Information
Technology) 3,497,183
622,469 Telia Co. AB (Communication
Services) 1,479,120
84,059 Volvo AB, Class A (Industrials) 1,987,796
180,618 Volvo AB, Class B (Industrials) 4,192,762
1,050,427 Volvo Car AB, Class B
(Consumer Discretionary)* 3,425,289
70,642,254
Switzerland – 5.2%
158,702 ABB Ltd. (Industrials) 6,334,939
27,590 Adecco Group AG (Industrials) 1,334,841
27,518 Alcon, Inc. (Health Care) 2,086,121
17,731 Baloise Holding AG
(Financials) 2,730,356
26,724 Banque Cantonale Vaudoise
(Financials) 3,279,226
1,027 Barry Callebaut AG (Consumer
Staples) 1,720,820
14,695 BKW AG (Utilities) 2,609,290
375 Chocoladefabriken Lindt &
Spruengli AG (Consumer
Staples) 4,666,207
57,295 Cie Financiere Richemont SA
(Consumer Discretionary) 7,195,232
14,191 DSM-Firmenich AG (Materials) 1,345,078
3,498 EMS-Chemie Holding AG
(Materials) 2,496,129
7,986 Geberit AG (Industrials) 4,494,679
583 Givaudan SA (Materials) 2,193,751
20,631 Helvetia Holding AG
(Financials) 2,840,010
34,564 Kuehne + Nagel International
AG (Industrials) 10,064,522
68,853 Logitech International SA
(Information Technology) 6,036,861
337,240 Novartis AG (Health Care) 33,012,327
7,375 Partners Group Holding AG
(Financials) 9,774,812
160,733 Sandoz Group AG (Health
Care)* 4,623,003
Shares Description Value
a
Common Stocks – (continued)
Switzerland – (continued)
7,437 Schindler Holding AG
(Industrials) $ 1,602,776
6,432 Schindler Holding AG
Participation Certificates
(Industrials) 1,447,949
71,707 SGS SA (Industrials) 6,127,112
31,112 SIG Group AG (Materials)* 731,331
5,193 Sika AG (Materials) 1,416,571
6,366 Sonova Holding AG (Health
Care) 1,847,095
41,269 Straumann Holding AG (Health
Care) 5,707,087
14,411 Swatch Group AG (The)
– Bearer (Consumer
Discretionary) 3,803,490
64,950 Swatch Group AG (The)
– Registered (Consumer
Discretionary) 3,279,058
6,407 Swiss Life Holding AG
(Financials) 4,130,601
24,026 Swiss Prime Site AG (Real
Estate) 2,431,474
5,755 Swisscom AG (Communication
Services) 3,378,014
491,465 UBS Group AG (Financials) 13,920,744
5,545 VAT Group AG (Industrials)
(b)
2,592,194
16,450 Zurich Insurance Group AG
(Financials) 8,284,118
169,537,818
United Kingdom – 10.3%
312,169 3i Group PLC (Financials) 8,820,655
255,648 Admiral Group PLC
(Financials) 8,741,458
14,120 Ashtead Group PLC
(Industrials) 851,397
171,248 Associated British Foods PLC
(Consumer Staples) 5,155,304
218,265 AstraZeneca PLC (Health Care) 27,979,433
1,233,777 Auto Trader Group PLC
(Communication Services)
(b)
11,320,660
276,901 Aviva PLC (Financials) 1,463,517
529,945 BAE Systems PLC (Industrials) 7,044,286
2,260,949 Barclays PLC (Financials) 4,036,918
1,066,997 Barratt Developments PLC
(Consumer Discretionary) 6,940,235
61,349 Berkeley Group Holdings PLC
(Consumer Discretionary) 3,600,541
2,704,174 BP PLC (Energy) 16,401,278
355,541 British American Tobacco PLC
(Consumer Staples) 11,306,449
85,007 Bunzl PLC (Industrials) 3,230,593
395,979 Burberry Group PLC
(Consumer Discretionary) 7,336,379
4,750,471 Centrica PLC (Utilities) 8,963,663
927,240 CK Hutchison Holdings Ltd.
(Industrials) 4,647,894
76,123 Coca-Cola Europacific Partners
PLC (Consumer Staples) 4,616,099

GOLDMAN SACHS ACTIVE BETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
302,056 Compass Group PLC
(Consumer Discretionary) $ 7,659,233
72,603 DCC PLC (Industrials) 4,909,930
204,229 Diageo PLC (Consumer
Staples) 7,144,861
45,199 Halma PLC (Information
Technology) 1,219,352
536,240 Hargreaves Lansdown PLC
(Financials) 4,876,884
2,548,051 HSBC Holdings PLC
(Financials) 19,421,986
273,455 Imperial Brands PLC
(Consumer Staples) 6,392,225
299,804 Informa PLC (Communication
Services) 2,819,961
40,071 InterContinental Hotels Group
PLC (Consumer Discretionary) 3,102,520
28,441 Intertek Group PLC
(Industrials) 1,434,796
2,470,137 J Sainsbury PLC (Consumer
Staples) 8,940,300
4,129,854 JD Sports Fashion PLC
(Consumer Discretionary) 8,210,877
1,427,993 Kingfisher PLC (Consumer
Discretionary) 3,966,246
97,596 Land Securities Group PLC
REIT (Real Estate) 771,210
1,619,689 Legal & General Group PLC
(Financials) 4,701,675
6,087,221 Lloyds Banking Group PLC
(Financials) 3,349,852
39,554 London Stock Exchange Group
PLC (Financials) 4,459,539
299,356 Melrose Industries PLC
(Industrials) 1,965,339
244,806 National Grid PLC (Utilities) 3,184,350
816,454 NatWest Group PLC
(Financials) 2,148,835
79,283 Next PLC (Consumer
Discretionary) 7,959,213
102,143 Pearson PLC (Consumer
Discretionary) 1,211,875
249,238 Phoenix Group Holdings PLC
(Financials) 1,467,813
77,324 Reckitt Benckiser Group PLC
(Consumer Staples) 5,284,016
307,056 RELX PLC (Industrials) 11,817,022
962,259 Rolls-Royce Holdings PLC
(Industrials)* 3,274,448
831,123 Sage Group PLC (The)
(Information Technology) 11,894,680
129,141 Schroders PLC (Financials) 656,561
57,446 Severn Trent PLC (Utilities) 1,891,547
235,288 Smith & Nephew PLC (Health
Care) 3,048,629
122,195 Smiths Group PLC (Industrials) 2,549,339
9,356 Spirax-Sarco Engineering PLC
(Industrials) 1,095,355
158,457 SSE PLC (Utilities) 3,675,973
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
286,991 St James's Place PLC
(Financials) $ 2,356,471
331,092 Standard Chartered PLC
(Financials) 2,737,863
1,127,682 Taylor Wimpey PLC (Consumer
Discretionary) 1,849,443
2,507,782 Tesco PLC (Consumer Staples) 9,073,376
192,772 Unilever PLC (Consumer
Staples) 9,199,084
149,697 United Utilities Group PLC
(Utilities) 2,067,544
7,600,354 Vodafone Group PLC
(Communication Services) 6,863,141
68,811 Whitbread PLC (Consumer
Discretionary) 2,692,612
252,347 Wise PLC, Class A
(Financials)* 2,494,335
82,324 WPP PLC (Communication
Services) 736,614
339,033,684
United States – 5.4%
38,435 BRP, Inc. (Consumer
Discretionary) 2,375,523
80,994 CRH PLC (Materials) 5,112,367
18,605 CSL Ltd. (Health Care) 3,234,882
48,754 Experian PLC (Industrials) 1,791,737
89,211 Ferrovial SE (Industrials) 3,091,460
716,529 GSK PLC (Health Care) 12,875,244
795,258 Haleon PLC (Consumer
Staples) 3,322,804
99,605 Holcim AG (Materials)* 7,365,421
94,734 James Hardie Industries PLC
CDI (Materials)* 3,060,268
13,533 Monday.com Ltd. (Information
Technology)* 2,433,775
390,022 Nestle SA (Consumer Staples) 44,561,768
61,075 QIAGEN NV (Health Care)* 2,508,956
125,996 Roche Holding AG (Health
Care) 34,203,158
14,322 Roche Holding AG (Health
Care) 4,114,353
180,680 Sanofi SA (Health Care) 16,847,585
68,876 Schneider Electric SE
(Industrials) 12,671,899
435,683 Stellantis NV (Consumer
Discretionary) 9,460,891
43,042 Swiss Re AG (Financials) 5,110,789
149,712 Tenaris SA (Energy) 2,572,775
176,715,655
Zambia – 0.0%
82,038 First Quantum Minerals Ltd.
(Materials) 672,229
TOTAL COMMON STOCKS
(Cost $2,890,630,422)
3,257,676,914

GOLDMAN SACHS ACTIVE BETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Rate Value
a
Preferred Stocks – 0.3%
Germany – 0.3%
49,827 Bayerische
Motoren Werke
AG (Consumer
Discretionary) 9.76% $ 4,735,301
37,431 Henkel AG
& Co. KGaA
(Consumer
Staples) 2.56 2,948,719
16,339 Porsche
Automobil
Holding SE
(Consumer
Discretionary) 5.71 799,741
9,202 Volkswagen
AG (Consumer
Discretionary) 26.14 1,068,489
TOTAL PREFERRED STOCKS
(Cost $10,361,336)
9,552,250
Units Description Expiration Month Value
aa
Warrant – 0.0%
Canada – 0.0%
8,722 Constellation
Software, Inc.
(Information
Technology)*
(Cost $0)
08/28 —
Shares Dividend Rate Value
aa a
Investment Company – 0.2%
(c)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
7,050,227 5.260% 7,050,227
(Cost $7,050,227)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $2,908,041,985)
3,274,279,391
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 1.2%
(c)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
39,101,879 5.259% $ 39,101,879
(Cost $39,101,879)
TOTAL INVESTMENTS – 100.8%
(Cost $2,947,143,864)
$ 3,313,381,270
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.8)%
(26,596,452)
NET ASSETS – 100.0%
$ 3,286,784,818
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(c) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Financials 19.1%
Industrials 15.7
Consumer Discretionary 12.5
Consumer Staples 11.6
Health Care 11.4
Information Technology 8.4
Energy 6.2
Materials 5.6
Communication Services 3.7
Utilities 3.1
Real Estate 1.3
Investment Company 0.2
Securities Lending Reinvestment Vehicle 1.2
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS ACTIVE BETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Additional Investment Information
**End swaps header**
FUTURES CONTRACTS
— At November 30, 2023, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
E-Mini MSCI EAFE Index Future 169 12/15/23 $ 17,969,770 $ 417,389

GOLDMAN SACHS ACTIVE BETA
®
JAPAN EQUITY ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.0%
Communication Services – 5 .5%
1,254 Capcom Co. Ltd. (Japan) $ 42,268
1,206 Dentsu Group, Inc. (Japan) 32,509
3,798 KDDI Corp. (Japan) 118,820
816 Koei Tecmo Holdings Co. Ltd.
(Japan) 9,993
268 Konami Group Corp. (Japan) 13,261
2,456 LY Corp. (Japan) 7,154
817 Nexon Co. Ltd. (Japan) 17,673
2,920 Nintendo Co. Ltd. (Japan) 136,524
117,819 Nippon Telegraph & Telephone
Corp. (Japan) 137,954
10,333 SoftBank Corp. (Japan) 125,707
2,007 SoftBank Group Corp. (Japan) 81,727
686 Square Enix Holdings Co. Ltd.
(Japan) 23,814
357 Toho Co. Ltd. (Japan) 12,391
759,795
Consumer Discretionary – 19 .0%
2,552 Aisin Corp. (Japan) 94,098
2,278 Bandai Namco Holdings, Inc.
(Japan) 45,349
2,099 Bridgestone Corp. (Japan) 86,581
4,108 Denso Corp. (Japan) 64,301
577 Fast Retailing Co. Ltd. (Japan) 146,323
23,442 Honda Motor Co. Ltd. (Japan) 239,280
1,051 Iida Group Holdings Co. Ltd.
(Japan) 15,712
2,236 Isuzu Motors Ltd. (Japan) 29,577
738 Koito Manufacturing Co. Ltd.
(Japan) 11,165
12,273 Mazda Motor Corp. (Japan) 131,044
975 McDonald's Holdings Co. Japan
Ltd. (Japan)
(a)
41,616
3,952 Nissan Motor Co. Ltd. (Japan) 15,582
415 Nitori Holdings Co. Ltd. (Japan) 47,891
180 Open House Group Co. Ltd.
(Japan) 5,026
2,787 Oriental Land Co. Ltd. (Japan) 94,732
1,830 Pan Pacific International
Holdings Corp. (Japan) 39,661
9,883 Panasonic Holdings Corp.
(Japan) 102,283
1,417 Rakuten Group, Inc. (Japan) 5,614
1,959 Sekisui Chemical Co. Ltd.
(Japan) 27,834
2,314 Sekisui House Ltd. (Japan) 47,412
936 Sharp Corp. (Japan)* 5,860
191 Shimano, Inc. (Japan) 29,399
3,541 Sony Group Corp. (Japan) 307,070
5,804 Subaru Corp. (Japan) 102,900
7,106 Sumitomo Electric Industries
Ltd. (Japan) 88,155
829 Suzuki Motor Corp. (Japan) 33,763
31,982 Toyota Motor Corp. (Japan) 604,550
989 USS Co. Ltd. (Japan) 19,354
410 Yamaha Corp. (Japan) 9,599
1,216 Yamaha Motor Co. Ltd. (Japan) 31,067
1,202 Zensho Holdings Co. Ltd.
(Japan) 66,785
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
1,626 ZOZO, Inc. (Japan) 34,371
2,623,954
Consumer Staples – 6 .8%
3,186 Aeon Co. Ltd. (Japan) 65,968
1,952 Ajinomoto Co., Inc. (Japan) 72,965
2,043 Asahi Group Holdings Ltd.
(Japan) 75,385
4,884 Japan Tobacco, Inc. (Japan) 125,573
1,518 Kao Corp. (Japan) 58,488
574 Kikkoman Corp. (Japan) 35,197
3,646 Kirin Holdings Co. Ltd. (Japan) 51,471
308 Kobe Bussan Co. Ltd. (Japan) 8,134
333 Kose Corp. (Japan) 23,572
3,318 MatsukiyoCocokara & Co.
(Japan) 57,310
1,019 MEIJI Holdings Co. Ltd. (Japan) 23,594
562 Nissin Foods Holdings Co. Ltd.
(Japan) 55,749
3,550 Seven & i Holdings Co. Ltd.
(Japan) 131,953
1,365 Shiseido Co. Ltd. (Japan) 36,619
1,164 Suntory Beverage & Food Ltd.
(Japan) 36,597
1,278 Unicharm Corp. (Japan) 41,175
1,842 Yakult Honsha Co. Ltd. (Japan) 41,155
940,905
Energy – 2 .0%
31,604 ENEOS Holdings, Inc. (Japan) 124,932
3,120 Idemitsu Kosan Co. Ltd. (Japan) 85,600
4,408 Inpex Corp. (Japan) 62,318
272,850
Financials – 13 .4%
3,871 Chiba Bank Ltd. (The) (Japan) 28,973
5,926 Concordia Financial Group Ltd.
(Japan) 27,815
2,223 Dai-ichi Life Holdings, Inc.
(Japan) 46,329
6,136 Daiwa Securities Group, Inc.
(Japan) 39,655
3,526 Japan Exchange Group, Inc.
(Japan) 72,006
5,089 Japan Post Bank Co. Ltd. (Japan) 50,241
16,107 Japan Post Holdings Co. Ltd.
(Japan) 142,129
6,442 Japan Post Insurance Co. Ltd.
(Japan) 120,486
10,289 Mitsubishi HC Capital, Inc.
(Japan) 67,120
40,215 Mitsubishi UFJ Financial Group,
Inc. (Japan) 341,393
10,922 Mizuho Financial Group, Inc.
(Japan) 185,586
1,988 MS&AD Insurance Group
Holdings, Inc. (Japan) 74,405
5,615 Nomura Holdings, Inc. (Japan) 23,066
3,257 ORIX Corp. (Japan) 59,451
7,248 Resona Holdings, Inc. (Japan) 37,678
704 SBI Holdings, Inc. (Japan) 15,272

GOLDMAN SACHS ACTIVE BETA
®
JAPAN EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
3,351 Shizuoka Financial Group, Inc.
(Japan) 27,110
1,064 Sompo Holdings, Inc. (Japan) 48,632
4,564 Sumitomo Mitsui Financial
Group, Inc. (Japan) 224,071
1,291 Sumitomo Mitsui Trust Holdings,
Inc. (Japan) 48,545
1,831 T&D Holdings, Inc. (Japan) 27,081
5,814 Tokio Marine Holdings, Inc.
(Japan) 143,467
1,850,511
Health Care – 8 .4%
1,196 Asahi Intecc Co. Ltd. (Japan) 23,190
8,759 Astellas Pharma, Inc. (Japan) 106,499
2,264 Chugai Pharmaceutical Co. Ltd.
(Japan) 79,910
5,846 Daiichi Sankyo Co. Ltd. (Japan) 158,176
1,188 Eisai Co. Ltd. (Japan) 61,652
1,242 Hoya Corp. (Japan) 140,007
1,792 Kyowa Kirin Co. Ltd. (Japan) 29,540
1,191 M3, Inc. (Japan) 19,702
4,501 Olympus Corp. (Japan) 65,946
2,937 Ono Pharmaceutical Co. Ltd.
(Japan) 54,058
2,251 Otsuka Holdings Co. Ltd. (Japan) 86,623
1,071 Shionogi & Co. Ltd. (Japan) 50,553
684 Sysmex Corp. (Japan) 37,852
6,875 Takeda Pharmaceutical Co. Ltd.
(Japan) 193,692
1,697 Terumo Corp. (Japan) 54,158
1,161,558
Industrials – 20 .0%
431 AGC, Inc. (Japan) 15,656
763 ANA Holdings, Inc. (Japan)* 15,752
707 BayCurrent Consulting, Inc.
(Japan) 23,797
1,170 Central Japan Railway Co.
(Japan) 28,096
536 Dai Nippon Printing Co. Ltd.
(Japan) 15,057
296 Daifuku Co. Ltd. (Japan) 5,572
633 Daikin Industries Ltd. (Japan) 94,863
624 East Japan Railway Co. (Japan) 33,746
1,787 FANUC Corp. (Japan) 49,729
286 Fuji Electric Co. Ltd. (Japan) 11,996
798 Hankyu Hanshin Holdings, Inc.
(Japan) 24,134
74 Hikari Tsushin, Inc. (Japan) 11,508
525 Hitachi Construction Machinery
Co. Ltd. (Japan) 13,619
3,237 Hitachi Ltd. (Japan) 225,201
523 Hoshizaki Corp. (Japan) 16,659
4,608 ITOCHU Corp. (Japan) 178,853
2,046 Japan Airlines Co. Ltd. (Japan) 38,904
2,363 Kajima Corp. (Japan) 37,347
927 Kawasaki Kisen Kaisha Ltd.
(Japan) 32,538
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
806 Keisei Electric Railway Co. Ltd.
(Japan) 32,494
472 Kintetsu Group Holdings Co.
Ltd. (Japan) 13,237
2,375 Komatsu Ltd. (Japan) 60,598
1,197 Kubota Corp. (Japan) 17,157
466 Makita Corp. (Japan) 12,369
7,907 Marubeni Corp. (Japan) 123,391
404 MINEBEA MITSUMI, Inc.
(Japan) 7,687
1,433 MISUMI Group, Inc. (Japan) 23,264
5,497 Mitsubishi Corp. (Japan) 256,045
6,357 Mitsubishi Electric Corp. (Japan) 86,388
557 Mitsubishi Heavy Industries Ltd.
(Japan) 31,151
5,558 Mitsui & Co. Ltd. (Japan) 202,718
799 Mitsui OSK Lines Ltd. (Japan) 21,948
2,250 MonotaRO Co. Ltd. (Japan) 22,723
528 NIDEC Corp. (Japan) 20,015
1,699 NIPPON EXPRESS
HOLDINGS, Inc. (Japan) 92,756
2,626 Nippon Yusen KK (Japan) 70,590
5,623 Obayashi Corp. (Japan) 47,450
801 Odakyu Electric Railway Co.
Ltd. (Japan) 11,267
4,166 Recruit Holdings Co. Ltd.
(Japan) 155,131
593 Secom Co. Ltd. (Japan) 41,296
693 SG Holdings Co. Ltd. (Japan) 10,020
4,527 Shimizu Corp. (Japan) 29,752
117 SMC Corp. (Japan) 58,921
4,434 Sumitomo Corp. (Japan) 92,978
1,143 Taisei Corp. (Japan) 38,898
720 Tobu Railway Co. Ltd. (Japan) 17,801
1,380 Tokyu Corp. (Japan) 16,200
1,551 TOPPAN Holdings, Inc. (Japan) 36,342
947 Toshiba Corp. (Japan)* 29,467
657 TOTO Ltd. (Japan) 16,874
378 Toyota Industries Corp. (Japan) 32,511
1,863 Toyota Tsusho Corp. (Japan) 103,209
424 West Japan Railway Co. (Japan) 16,770
651 Yamato Holdings Co. Ltd.
(Japan) 11,575
571 Yaskawa Electric Corp. (Japan) 21,912
2,755,932
Information Technology – 14 .9%
3,192 Advantest Corp. (Japan) 101,070
694 Azbil Corp. (Japan) 22,402
2,792 Brother Industries Ltd. (Japan) 47,139
4,559 Canon, Inc. (Japan) 117,402
398 Disco Corp. (Japan) 86,392
1,152 FUJIFILM Holdings Corp.
(Japan) 67,483
728 Fujitsu Ltd. (Japan) 104,004
803 Hamamatsu Photonics KK
(Japan) 31,808
139 Hirose Electric Co. Ltd. (Japan) 15,561
157 Ibiden Co. Ltd. (Japan) 7,509
581 Keyence Corp. (Japan) 248,969

GOLDMAN SACHS ACTIVE BETA
®
JAPAN EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
942 Kyocera Corp. (Japan) 52,186
126 Lasertec Corp. (Japan) 28,160
5,217 Murata Manufacturing Co. Ltd.
(Japan) 101,757
1,617 NEC Corp. (Japan) 90,128
1,439 Nomura Research Institute Ltd.
(Japan) 40,415
1,714 NTT Data Group Corp. (Japan) 20,834
152 Obic Co. Ltd. (Japan) 23,334
687 Omron Corp. (Japan) 28,807
536 Oracle Corp. Japan (Japan) 41,460
1,184 Otsuka Corp. (Japan) 48,334
5,526 Renesas Electronics Corp.
(Japan)* 97,318
10,635 Ricoh Co. Ltd. (Japan) 86,830
492 Rohm Co. Ltd. (Japan) 9,403
1,355 SCSK Corp. (Japan) 24,967
3,106 Seiko Epson Corp. (Japan) 46,180
1,130 Shimadzu Corp. (Japan) 29,313
1,015 SUMCO Corp. (Japan) 15,218
1,006 TDK Corp. (Japan) 46,750
1,597 TIS, Inc. (Japan) 33,780
1,527 Tokyo Electron Ltd. (Japan) 248,156
959 Trend Micro, Inc. (Japan)
(a)
48,743
2,296 Yokogawa Electric Corp. (Japan) 43,502
2,055,314
Materials – 4 .4%
2,662 Asahi Kasei Corp. (Japan) 18,484
4,954 JFE Holdings, Inc. (Japan) 73,052
120 JSR Corp. (Japan) 3,303
9,720 Mitsubishi Chemical Group
Corp. (Japan) 63,678
301 Mitsui Chemicals, Inc. (Japan) 8,812
1,404 Nippon Paint Holdings Co. Ltd.
(Japan) 10,489
1,068 Nippon Sanso Holdings Corp.
(Japan) 28,052
4,104 Nippon Steel Corp. (Japan) 95,969
663 Nissan Chemical Corp. (Japan) 24,186
452 Nitto Denko Corp. (Japan) 32,149
11,401 Oji Holdings Corp. (Japan) 42,354
4,978 Shin-Etsu Chemical Co. Ltd.
(Japan) 175,502
3,982 Sumitomo Chemical Co. Ltd.
(Japan) 10,168
155 Sumitomo Metal Mining Co. Ltd.
(Japan) 4,500
2,007 Toray Industries, Inc. (Japan) 10,414
1,053 Tosoh Corp. (Japan) 14,011
615,123
Real Estate – 2 .2%
375 Daito Trust Construction Co.
Ltd. (Japan) 41,347
2,123 Daiwa House Industry Co. Ltd.
(Japan) 60,300
6 Daiwa House REIT Investment
Corp. REIT (Japan) 10,707
10 GLP J REIT (Japan) 9,450
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – (continued)
3,668 Hulic Co. Ltd. (Japan) 36,423
16 Japan Metropolitan Fund Invest
REIT (Japan) 10,661
3 Japan Real Estate Investment
Corp. REIT (Japan) 11,668
8 KDX Realty Investment Corp.
REIT (Japan) 9,172
1,197 Mitsubishi Estate Co. Ltd.
(Japan) 16,165
1,624 Mitsui Fudosan Co. Ltd. (Japan) 38,141
3 Nippon Building Fund, Inc. REIT
(Japan) 12,602
4 Nippon Prologis REIT, Inc. REIT
(Japan) 7,587
969 Nomura Real Estate Holdings,
Inc. (Japan) 23,623
10 Nomura Real Estate Master
Fund, Inc. REIT (Japan) 11,486
284 Sumitomo Realty &
Development Co. Ltd. (Japan) 8,018
307,350
Utilities – 2 .4%
2,731 Chubu Electric Power Co., Inc.
(Japan) 33,751
8,982 Kansai Electric Power Co., Inc.
(The) (Japan) 119,752
2,857 Osaka Gas Co. Ltd. (Japan) 55,658
824 Tokyo Electric Power Co.
Holdings, Inc. (Japan)* 3,516
5,439 Tokyo Gas Co. Ltd. (Japan) 126,083
338,760
TOTAL COMMON STOCKS
(Cost $11,866,467)
13,682,052
Shares Dividend Rate Value
aa
Investment Company – 0.3%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
39,130 5.260% 39,130
(Cost $39,130)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $11,905,597)
13,721,182
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.7%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
92,289 5.259% 92,289
(Cost $92,289)
TOTAL INVESTMENTS – 100.0%
(Cost $11,997,886)
$ 13,813,471
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.0)%
(705)

GOLDMAN SACHS ACTIVE BETA
®
JAPAN EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – (continued)
NET ASSETS – 100.0%
$ 13,812,766
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At November 30, 2023 , the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
E-Mini Topix Index Future 8 12/07/23 $ 128,576 $ 1,319

GOLDMAN SACHS ACTIVEBETA
®
PARIS-ALIGNED CLIMATE U.S. LARGE CAP EQUITY ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.5%
Communication Services – 8.8%
1,179 Alphabet, Inc., Class A* $ 156,253
1,151 Alphabet, Inc., Class C* 154,142
2,238 AT&T, Inc. 37,084
15 Charter Communications, Inc.,
Class A* 6,002
1,034 Comcast Corp., Class A 43,314
79 Electronic Arts, Inc. 10,903
49 Interpublic Group of Cos., Inc.
(The) 1,506
18 Live Nation Entertainment, Inc.* 1,516
462 Meta Platforms, Inc., Class A* 151,143
49 Netflix, Inc.* 23,224
57 Omnicom Group, Inc. 4,596
137 Pinterest, Inc., Class A* 4,668
92 T-Mobile US, Inc. 13,841
438 Verizon Communications, Inc. 16,789
28 Walt Disney Co. (The)* 2,595
3,056 Warner Bros Discovery, Inc.* 31,935
659,511
Consumer Discretionary – 8.4%
13 AutoZone, Inc.* 33,929
11 Booking Holdings, Inc.* 34,383
1 Chipotle Mexican Grill, Inc.* 2,202
182 D.R. Horton, Inc. 23,236
15 Darden Restaurants, Inc. 2,347
54 Deckers Outdoor Corp.* 35,854
17 Domino's Pizza, Inc. 6,679
48 DoorDash, Inc., Class A* 4,511
120 DraftKings, Inc., Class A* 4,589
480 eBay, Inc. 19,685
85 Expedia Group, Inc.* 11,575
131 Garmin Ltd. 16,013
138 Genuine Parts Co. 18,324
5 Hilton Worldwide Holdings, Inc. 838
111 Home Depot, Inc. (The) 34,797
41 Las Vegas Sands Corp. 1,891
291 Lennar Corp., Class A 37,225
467 LKQ Corp. 20,795
49 Lowe’s Cos., Inc. 9,743
7 Marriott International, Inc.,
Class A 1,419
33 McDonald's Corp. 9,301
444 MGM Resorts International 17,511
245 NIKE, Inc., Class B 27,016
5 NVR, Inc.* 30,777
43 O'Reilly Automotive, Inc.* 42,242
43 Pool Corp. 14,935
332 PulteGroup, Inc. 29,355
289 Rivian Automotive, Inc., Class
A* 4,844
213 Ross Stores, Inc. 27,771
82 Royal Caribbean Cruises Ltd.* 8,812
573 TJX Cos., Inc. (The) 50,487
52 Tractor Supply Co. 10,557
89 Ulta Beauty, Inc.* 37,913
631,556
Consumer Staples – 6.2%
104 Archer-Daniels-Midland Co. 7,668
Shares Description Value
aa
Common Stocks – (continued)
Consumer Staples – (continued)
92 Brown-Forman Corp., Class B $ 5,404
264 Church & Dwight Co., Inc. 25,510
121 Clorox Co. (The) 17,345
518 Coca-Cola Co. (The) 30,272
143 Colgate-Palmolive Co. 11,264
59 Constellation Brands, Inc., Class
A 14,189
41 Dollar General Corp. 5,376
119 Dollar Tree, Inc.* 14,707
71 Estee Lauder Cos., Inc. (The),
Class A 9,066
152 General Mills, Inc. 9,676
108 Hershey Co. (The) 20,295
79 J M Smucker Co. (The) 8,669
116 Kellanova 6,095
551 Kenvue, Inc. 11,262
292 Keurig Dr Pepper, Inc. 9,218
72 Kimberly-Clark Corp. 8,909
157 Kraft Heinz Co. (The) 5,512
47 Lamb Weston Holdings, Inc. 4,701
119 McCormick & Co., Inc. 7,715
331 Mondelez International, Inc.,
Class A 23,521
352 Monster Beverage Corp.* 19,413
268 PepsiCo, Inc. 45,102
376 Procter & Gamble Co. (The) 57,724
230 Sysco Corp. 16,599
86 Walgreens Boots Alliance, Inc. 1,715
413 Walmart, Inc. 64,300
461,227
Financials – 12.8%
274 Aflac, Inc. 22,663
133 American Express Co. 22,712
474 American International Group,
Inc. 31,194
51 Ameriprise Financial, Inc. 18,029
58 Aon PLC, Class A 19,052
100 Apollo Global Management, Inc. 9,200
209 Arch Capital Group Ltd.* 17,491
47 Arthur J Gallagher & Co. 11,703
1,069 Bank of America Corp. 32,594
569 Bank of New York Mellon Corp.
(The) 27,494
245 Berkshire Hathaway, Inc., Class
B* 88,200
4 BlackRock, Inc. 3,005
106 Brown & Brown, Inc. 7,922
298 Capital One Financial Corp. 33,275
58 Cboe Global Markets, Inc. 10,567
134 Charles Schwab Corp. (The) 8,217
71 Chubb Ltd. 16,290
542 Citigroup, Inc. 24,986
96 Citizens Financial Group, Inc. 2,618
59 CME Group, Inc. 12,883
170 Discover Financial Services 15,810
22 Everest Group Ltd. 9,032
32 Fifth Third Bancorp 926
4 First Citizens BancShares, Inc.,
Class A 5,872

GOLDMAN SACHS ACTIVEBETA
®
PARIS-ALIGNED CLIMATE U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
82 Fiserv, Inc.* $ 10,710
35 FleetCor Technologies, Inc.* 8,418
158 Hartford Financial Services
Group, Inc. (The) 12,349
281 Huntington Bancshares, Inc. 3,164
71 Intercontinental Exchange, Inc. 8,083
578 JPMorgan Chase & Co. 90,214
366 KeyCorp 4,535
28 LPL Financial Holdings, Inc. 6,224
18 M&T Bank Corp. 2,307
9 Markel Group, Inc.* 12,952
122 Marsh & McLennan Cos., Inc. 24,329
140 Mastercard, Inc., Class A 57,936
135 MetLife, Inc. 8,590
17 Moody's Corp. 6,204
170 Morgan Stanley 13,488
45 Nasdaq, Inc. 2,513
73 Northern Trust Corp. 5,785
19 PNC Financial Services Group,
Inc. (The) 2,545
303 Principal Financial Group, Inc. 22,371
79 Progressive Corp. (The) 12,958
103 Raymond James Financial, Inc. 10,831
48 Regions Financial Corp. 801
18 S&P Global, Inc. 7,485
332 State Street Corp. 24,176
929 Synchrony Financial 30,062
37 Travelers Cos., Inc. (The) 6,683
47 Truist Financial Corp. 1,511
74 US Bancorp 2,821
233 Visa, Inc., Class A 59,806
116 W R Berkley Corp. 8,416
508 Wells Fargo & Co. 22,652
37 Willis Towers Watson PLC 9,113
951,767
Health Care – 16.4%
275 Abbott Laboratories 28,680
369 AbbVie, Inc. 52,542
130 Agilent Technologies, Inc. 16,614
48 Align Technology, Inc.* 10,262
67 Amgen, Inc. 18,066
442 Avantor, Inc.* 9,362
79 Baxter International, Inc. 2,850
74 Becton Dickinson & Co. 17,477
28 Biogen, Inc.* 6,554
28 Bio-Techne Corp. 1,761
513 Boston Scientific Corp.* 28,672
710 Bristol-Myers Squibb Co. 35,060
69 Cencora, Inc. 14,033
260 Centene Corp.* 19,157
98 Cigna Group (The) 25,762
20 Cooper Cos., Inc. (The) 6,738
559 CVS Health Corp. 37,984
131 Danaher Corp. 29,254
64 Dexcom, Inc.* 7,393
257 Edwards Lifesciences Corp.* 17,401
47 Elevance Health, Inc. 22,536
187 Eli Lilly & Co. 110,524
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
92 GE HealthCare Technologies,
Inc. $ 6,298
417 Gilead Sciences, Inc. 31,942
40 HCA Healthcare, Inc. 10,019
165 Hologic, Inc.* 11,764
55 Humana, Inc. 26,667
55 IDEXX Laboratories, Inc.* 25,620
165 Incyte Corp.* 8,966
10 Insulet Corp.* 1,891
50 Intuitive Surgical, Inc.* 15,542
55 IQVIA Holdings, Inc.* 11,776
485 Johnson & Johnson 75,010
25 Laboratory Corp. of America
Holdings 5,423
178 Medtronic PLC 14,110
649 Merck & Co., Inc. 66,510
19 Mettler-Toledo International,
Inc.* 20,747
911 Pfizer, Inc. 27,758
37 Quest Diagnostics, Inc. 5,078
40 Regeneron Pharmaceuticals,
Inc.* 32,952
33 ResMed, Inc. 5,205
13 Revvity, Inc. 1,156
639 Royalty Pharma PLC, Class A 17,298
25 Seagen, Inc.* 5,330
41 STERIS PLC 8,239
89 Stryker Corp. 26,373
63 Thermo Fisher Scientific, Inc. 31,233
158 UnitedHealth Group, Inc. 87,369
83 Vertex Pharmaceuticals, Inc.* 29,449
4,620 Viatris, Inc. 42,412
46 Waters Corp.* 12,908
27 West Pharmaceutical Services,
Inc. 9,471
112 Zimmer Biomet Holdings, Inc. 13,027
122 Zoetis, Inc. 21,554
1,227,779
Industrials – 6.6%
10 Automatic Data Processing, Inc. 2,299
30 Axon Enterprise, Inc.* 6,896
129 Builders FirstSource, Inc.* 17,300
68 Carlisle Cos., Inc. 19,068
330 Carrier Global Corp. 17,147
29 Cintas Corp. 16,044
233 Copart, Inc.* 11,701
549 CSX Corp. 17,733
154 Expeditors International of
Washington, Inc. 18,532
541 Fastenal Co. 32,444
56 FedEx Corp. 14,495
112 General Electric Co. 13,642
123 Graco, Inc. 9,936
479 Howmet Aerospace, Inc. 25,195
40 IDEX Corp. 8,067
69 Illinois Tool Works, Inc. 16,713
24 J.B. Hunt Transport Services, Inc. 4,447
37 Norfolk Southern Corp. 8,072
52 Old Dominion Freight Line, Inc. 20,231

GOLDMAN SACHS ACTIVEBETA
®
PARIS-ALIGNED CLIMATE U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
192 Otis Worldwide Corp. $ 16,472
78 Parker-Hannifin Corp. 33,788
90 Republic Services, Inc. 14,566
31 Rockwell Automation, Inc. 8,539
54 Snap-on, Inc. 14,833
192 SS&C Technologies Holdings,
Inc. 10,802
251 Uber Technologies, Inc.* 14,151
39 Union Pacific Corp. 8,786
546 United Airlines Holdings, Inc.* 21,512
63 United Parcel Service, Inc.,
Class B 9,551
17 United Rentals, Inc. 8,092
25 Verisk Analytics, Inc. 6,036
234 Vertiv Holdings Co., Class A* 10,216
25 W.W. Grainger, Inc. 19,655
56 Waste Management, Inc. 9,575
22 Watsco, Inc. 8,409
41 Xylem, Inc. 4,310
499,255
Information Technology – 35.1%
143 Accenture PLC, Class A 47,639
87 Adobe, Inc.* 53,158
293 Advanced Micro Devices, Inc.* 35,500
176 Akamai Technologies, Inc.* 20,333
187 Amphenol Corp., Class A 17,015
88 Analog Devices, Inc. 16,137
6 ANSYS, Inc.* 1,760
3,056 Apple, Inc. 580,487
402 Applied Materials, Inc. 60,212
117 Arista Networks, Inc.* 25,706
25 Atlassian Corp., Class A* 4,774
37 Autodesk, Inc.* 8,082
80 Broadcom, Inc. 74,058
75 Cadence Design Systems, Inc.* 20,495
110 CDW Corp. 23,197
1,277 Cisco Systems, Inc. 61,781
343 Cognizant Technology Solutions
Corp., Class A 24,140
97 Corning, Inc. 2,764
122 Dell Technologies, Inc., Class C 9,256
74 Enphase Energy, Inc.* 7,476
27 Entegris, Inc. 2,819
8 EPAM Systems, Inc.* 2,066
18 Fair Isaac Corp.* 19,577
198 Fortinet, Inc.* 10,407
64 Gartner, Inc.* 27,830
435 Gen Digital, Inc. 9,605
149 GoDaddy, Inc., Class A* 14,909
1,332 Hewlett Packard Enterprise Co. 22,524
16 HubSpot, Inc.* 7,903
507 Intel Corp. 22,663
248 International Business Machines
Corp. 39,323
47 Intuit, Inc. 26,859
39 Jabil, Inc. 4,497
189 Keysight Technologies, Inc.* 25,683
79 KLA Corp. 43,025
67 Lam Research Corp. 47,967
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
246 Lattice Semiconductor Corp.* $ 14,403
65 Manhattan Associates, Inc.* 14,498
103 Marvell Technology, Inc. 5,740
354 Microchip Technology, Inc. 29,538
116 Micron Technology, Inc. 8,830
1,468 Microsoft Corp. 556,240
28 Monolithic Power Systems, Inc. 15,364
92 Motorola Solutions, Inc. 29,704
339 NetApp, Inc. 30,981
455 NVIDIA Corp. 212,804
22 Okta, Inc.* 1,475
245 ON Semiconductor Corp.* 17,476
205 Oracle Corp. 23,823
30 Palo Alto Networks, Inc.* 8,853
43 PTC, Inc.* 6,766
364 QUALCOMM, Inc. 46,974
15 Roper Technologies, Inc. 8,074
151 Salesforce, Inc.* 38,037
18 ServiceNow, Inc.* 12,343
197 Skyworks Solutions, Inc. 19,095
15 Splunk, Inc.* 2,273
47 Super Micro Computer, Inc.* 12,853
30 Synopsys, Inc.* 16,297
250 Teradyne, Inc. 23,058
175 Texas Instruments, Inc. 26,724
267 Trimble, Inc.* 12,389
55 VeriSign, Inc.* 11,671
26 Zebra Technologies Corp., Class
A* 6,161
99 Zoom Video Communications,
Inc., Class A* 6,715
2,640,786
Materials – 1.2%
11 Air Products and Chemicals, Inc. 2,976
25 Albemarle Corp. 3,032
98 Corteva, Inc. 4,430
41 DuPont de Nemours, Inc. 2,933
52 Ecolab, Inc. 9,970
84 Freeport-McMoRan, Inc. 3,135
65 Linde PLC 26,895
2 Martin Marietta Materials, Inc. 929
232 Mosaic Co. (The) 8,327
45 Packaging Corp. of America 7,560
15 PPG Industries, Inc. 2,130
44 Sherwin-Williams Co. (The) 12,267
47 Vulcan Materials Co. 10,037
94,621
Real Estate – 3.9%
110 Alexandria Real Estate Equities,
Inc. REIT 12,034
11 American Tower Corp. REIT 2,297
59 AvalonBay Communities, Inc.
REIT 10,203
178 Camden Property Trust REIT 16,066
49 CoStar Group, Inc.* 4,069
17 Crown Castle, Inc. REIT 1,994
33 Digital Realty Trust, Inc. REIT 4,580
16 Equinix, Inc. REIT 13,040

GOLDMAN SACHS ACTIVEBETA
®
PARIS-ALIGNED CLIMATE U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – (continued)
83 Equity LifeStyle Properties, Inc.
REIT $ 5,901
168 Equity Residential REIT 9,549
40 Essex Property Trust, Inc. REIT 8,538
176 Gaming and Leisure Properties,
Inc. REIT 8,224
1,590 Host Hotels & Resorts, Inc.
REIT 27,777
157 Invitation Homes, Inc. REIT 5,238
208 Iron Mountain, Inc. REIT 13,343
947 Kimco Realty Corp. REIT 18,296
87 Mid-America Apartment
Communities, Inc. REIT 10,830
8 NET Lease Office Properties
REIT* 131
84 Prologis, Inc. REIT 9,654
14 Public Storage REIT 3,623
255 Realty Income Corp. REIT 13,760
8 SBA Communications Corp.
REIT 1,976
88 Simon Property Group, Inc.
REIT 10,990
152 Sun Communities, Inc. REIT 19,660
215 UDR, Inc. REIT 7,181
328 Ventas, Inc. REIT 15,036
388 VICI Properties, Inc. REIT 11,597
131 W.P. Carey, Inc. REIT 8,153
129 Welltower, Inc. REIT 11,494
132 Weyerhaeuser Co. REIT 4,138
289,372
Utilities – 0.1%
111 Edison International 7,436
33 NextEra Energy, Inc. 1,931
9,367
TOTAL COMMON STOCKS
(Cost $7,219,006)
7,465,241
Shares Dividend Rate Value
aa
Investment Company – 0.3%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
21,395 5.260% 21,395
(Cost $21,395)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $7,240,401)
7,486,636
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.2%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
11,628 5.259% $ 11,628
(Cost $11,628)
TOTAL INVESTMENTS – 100.0%
(Cost $7,252,029)
$ 7,498,264
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.0)%
(637)
NET ASSETS – 100.0%
$ 7,497,627
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS ACTIVE BETA
®
U.S. LARGE CAP EQUITY ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.6%
Communication Services – 7.8%
1,490,469 Alphabet, Inc., Class A* $ 197,531,857
1,407,007 Alphabet, Inc., Class C* 188,426,377
1,614,740 AT&T, Inc. 26,756,242
31,240 Charter Communications, Inc.,
Class A* 12,500,061
1,330,408 Comcast Corp., Class A 55,730,791
154,473 Electronic Arts, Inc. 21,318,819
241,821 Interpublic Group of Cos., Inc.
(The) 7,433,578
627,370 Meta Platforms, Inc., Class A* 205,244,095
54,406 Netflix, Inc.* 25,786,812
157,988 Omnicom Group, Inc. 12,738,572
352,310 Pinterest, Inc., Class A* 12,003,202
15,954 Take-Two Interactive Software,
Inc.* 2,523,923
105,527 T-Mobile US, Inc. 15,876,537
486,815 Verizon Communications, Inc. 18,659,619
118,848 Walt Disney Co. (The)* 11,016,021
4,141,667 Warner Bros Discovery, Inc.* 43,280,420
856,826,926
Consumer Discretionary – 12.1%
18,117 Airbnb, Inc., Class A* 2,288,902
2,124,398 Amazon.com, Inc.* 310,353,304
14,526 AutoZone, Inc.* 37,911,843
309,062 Best Buy Co., Inc. 21,924,858
12,233 Booking Holdings, Inc.* 38,236,688
191,481 Carnival Corp.* 2,883,704
4,675 Chipotle Mexican Grill, Inc.* 10,295,519
212,044 D.R. Horton, Inc. 27,071,657
71,378 Darden Restaurants, Inc. 11,168,516
34,291 Deckers Outdoor Corp.* 22,768,195
73,823 Domino's Pizza, Inc. 29,004,318
75,289 DoorDash, Inc., Class A* 7,075,660
191,376 DraftKings, Inc., Class A* 7,318,218
371,010 eBay, Inc. 15,215,120
174,741 Expedia Group, Inc.* 23,796,229
3,167,913 Ford Motor Co. 32,502,787
104,534 Garmin Ltd. 12,778,236
173,595 Genuine Parts Co. 23,049,944
35,094 Hilton Worldwide Holdings, Inc. 5,878,947
301,779 Home Depot, Inc. (The) 94,604,699
96,973 Las Vegas Sands Corp. 4,472,395
345,581 Lennar Corp., Class A 44,206,722
401,729 LKQ Corp. 17,888,992
245,146 Lowe’s Cos., Inc. 48,742,379
39,845 Marriott International, Inc.,
Class A 8,076,581
146,838 McDonald's Corp. 41,384,822
581,774 MGM Resorts International 22,945,167
327,480 NIKE, Inc., Class B 36,111,220
1,422 NVR, Inc.* 8,752,965
47,660 O'Reilly Automotive, Inc.* 46,820,231
48,791 Pool Corp. 16,946,090
473,682 PulteGroup, Inc. 41,882,962
85,944 Ross Stores, Inc. 11,205,379
158,208 Royal Caribbean Cruises Ltd.* 17,001,032
182,568 Starbucks Corp. 18,129,002
392,563 Tesla, Inc.* 94,246,525
402,738 TJX Cos., Inc. (The) 35,485,245
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
145,064 Tractor Supply Co. $ 29,449,443
61,036 Ulta Beauty, Inc.* 26,000,726
217,674 Yum! Brands, Inc. 27,328,971
1,333,204,193
Consumer Staples – 8.1%
489,226 Altria Group, Inc. 20,567,061
287,588 Archer-Daniels-Midland Co. 21,203,863
209,274 Brown-Forman Corp., Class B 12,292,755
89,750 Bunge Global SA 9,860,833
148,372 Church & Dwight Co., Inc. 14,337,186
137,847 Clorox Co. (The) 19,760,367
639,504 Coca-Cola Co. (The) 37,372,614
366,839 Colgate-Palmolive Co. 28,895,908
361,897 Conagra Brands, Inc. 10,238,066
49,822 Constellation Brands, Inc., Class
A 11,981,693
143,134 Costco Wholesale Corp. 84,841,247
112,884 Dollar General Corp. 14,801,350
142,732 Dollar Tree, Inc.* 17,640,248
118,995 Estee Lauder Cos., Inc. (The),
Class A 15,194,472
222,646 General Mills, Inc. 14,173,644
136,318 Hershey Co. (The) 25,616,879
148,380 J M Smucker Co. (The) 16,281,737
163,908 Kellanova 8,611,726
727,291 Kenvue, Inc. 14,865,828
546,487 Keurig Dr Pepper, Inc. 17,252,595
150,309 Kimberly-Clark Corp. 18,597,733
514,285 Kraft Heinz Co. (The) 18,056,546
1,168,402 Kroger Co. (The) 51,725,157
100,449 Lamb Weston Holdings, Inc. 10,047,913
89,797 McCormick & Co., Inc. 5,821,540
315,634 Mondelez International, Inc.,
Class A 22,428,952
425,923 Monster Beverage Corp.* 23,489,653
363,048 PepsiCo, Inc. 61,097,348
454,984 Philip Morris International, Inc. 42,477,306
495,911 Procter & Gamble Co. (The) 76,132,257
271,348 Sysco Corp. 19,583,185
176,635 Target Corp. 23,635,529
308,440 Tyson Foods, Inc., Class A 14,447,330
393,060 Walgreens Boots Alliance, Inc. 7,837,616
557,176 Walmart, Inc. 86,746,731
897,914,868
Energy – 3.4%
224,237 APA Corp. 8,072,532
63,258 Baker Hughes Co. 2,134,958
60,254 Cheniere Energy, Inc. 10,975,266
297,673 Chevron Corp. 42,745,843
195,072 ConocoPhillips 22,544,471
81,812 Coterra Energy, Inc. 2,147,565
252,093 Devon Energy Corp. 11,336,622
17,625 Diamondback Energy, Inc. 2,721,476
116,092 EOG Resources, Inc. 14,287,442
285,169 EQT Corp. 11,395,353
839,990 Exxon Mobil Corp. 86,300,573
34,341 Hess Corp. 4,826,971
493,337 Kinder Morgan, Inc. 8,667,931

GOLDMAN SACHS ACTIVE BETA
®
U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Energy – (continued)
201,880 Marathon Oil Corp. $ 5,133,808
264,232 Marathon Petroleum Corp. 39,420,772
53,997 Occidental Petroleum Corp. 3,193,923
121,888 ONEOK, Inc. 8,391,989
41,549 Ovintiv, Inc. 1,842,283
197,750 Phillips 66 25,487,998
35,814 Pioneer Natural Resources Co. 8,295,955
142,080 Schlumberger NV 7,393,843
40,407 Targa Resources Corp. 3,654,813
263,147 Valero Energy Corp. 32,988,108
250,733 Williams Cos., Inc. (The) 9,224,467
373,184,962
Financials – 10.5%
219,386 Aflac, Inc. 18,145,416
37,635 Allstate Corp. (The) 5,188,737
104,621 American Express Co. 17,866,128
465,397 American International Group,
Inc. 30,627,777
53,648 Ameriprise Financial, Inc. 18,965,104
74,893 Aon PLC, Class A 24,601,602
180,341 Apollo Global Management, Inc. 16,591,372
244,769 Arch Capital Group Ltd.* 20,484,718
53,647 Ares Management Corp., Class A 6,021,876
100,278 Arthur J Gallagher & Co. 24,969,222
1,195,181 Bank of America Corp. 36,441,069
503,210 Bank of New York Mellon Corp.
(The) 24,315,107
283,812 Berkshire Hathaway, Inc., Class
B* 102,172,320
10,298 BlackRock, Inc. 7,736,166
88,455 Brown & Brown, Inc. 6,611,127
353,232 Capital One Financial Corp. 39,441,885
68,605 Cboe Global Markets, Inc. 12,499,145
230,619 Charles Schwab Corp. (The) 14,141,557
70,532 Chubb Ltd. 16,182,157
28,447 Cincinnati Financial Corp. 2,924,067
641,680 Citigroup, Inc. 29,581,448
255,854 Citizens Financial Group, Inc. 6,977,139
76,578 CME Group, Inc. 16,721,572
194,351 Discover Financial Services 18,074,643
18,449 Everest Group Ltd. 7,574,237
27,133 FactSet Research Systems, Inc. 12,303,730
3,762 First Citizens BancShares, Inc.,
Class A 5,522,202
114,438 Fiserv, Inc.* 14,946,747
25,798 FleetCor Technologies, Inc.* 6,204,419
170,818 Hartford Financial Services
Group, Inc. (The) 13,351,135
110,063 Intercontinental Exchange, Inc. 12,529,572
57,514 Jack Henry & Associates, Inc. 9,126,897
583,670 JPMorgan Chase & Co. 91,099,214
264,578 KeyCorp 3,278,121
121,174 Loews Corp. 8,517,320
39,335 LPL Financial Holdings, Inc. 8,744,170
26,954 M&T Bank Corp. 3,454,694
6,148 Markel Group, Inc.* 8,847,525
159,336 Marsh & McLennan Cos., Inc. 31,774,785
180,613 Mastercard, Inc., Class A 74,743,078
147,297 MetLife, Inc. 9,372,508
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
81,666 Moody's Corp. $ 29,804,823
134,649 Morgan Stanley 10,683,052
113,093 Nasdaq, Inc. 6,315,113
30,783 Northern Trust Corp. 2,439,553
41,331 PNC Financial Services Group,
Inc. (The) 5,536,701
337,437 Principal Financial Group, Inc. 24,912,974
120,387 Progressive Corp. (The) 19,747,080
64,230 Prudential Financial, Inc. 6,280,409
30,397 Raymond James Financial, Inc. 3,196,245
31,327 S&P Global, Inc. 13,026,706
303,794 State Street Corp. 22,122,279
1,117,946 Synchrony Financial 36,176,733
54,195 Travelers Cos., Inc. (The) 9,788,701
81,168 Truist Financial Corp. 2,608,739
315,363 Visa, Inc., Class A 80,947,375
128,203 W R Berkley Corp. 9,301,128
594,569 Wells Fargo & Co. 26,511,832
39,469 Willis Towers Watson PLC 9,721,215
1,157,792,366
Health Care – 13.2%
310,833 Abbott Laboratories 32,416,773
449,076 AbbVie, Inc. 63,943,932
116,751 Agilent Technologies, Inc. 14,920,778
35,928 Align Technology, Inc.* 7,681,406
154,803 Amgen, Inc. 41,741,081
355,640 Avantor, Inc.* 7,532,455
37,672 Becton Dickinson & Co. 8,897,373
61,570 Biogen, Inc.* 14,412,306
369,317 Boston Scientific Corp.* 20,641,127
670,433 Bristol-Myers Squibb Co. 33,105,981
190,734 Cardinal Health, Inc. 20,423,797
91,512 Cencora, Inc. 18,610,795
480,975 Centene Corp.* 35,438,238
136,597 Cigna Group (The) 35,908,619
13,274 Cooper Cos., Inc. (The) 4,472,276
655,124 CVS Health Corp. 44,515,676
123,239 Danaher Corp. 27,520,501
80,166 Dexcom, Inc.* 9,260,776
294,870 Edwards Lifesciences Corp.* 19,965,648
62,553 Elevance Health, Inc. 29,993,538
232,088 Eli Lilly & Co. 137,173,291
38,668 Exact Sciences Corp.* 2,474,752
57,516 GE HealthCare Technologies,
Inc. 3,937,545
374,891 Gilead Sciences, Inc. 28,716,651
49,125 HCA Healthcare, Inc. 12,304,830
137,069 Hologic, Inc.* 9,773,020
56,709 Humana, Inc. 27,495,926
64,096 IDEXX Laboratories, Inc.* 29,857,199
279,276 Incyte Corp.* 15,175,858
29,116 Insulet Corp.* 5,505,544
48,151 Intuitive Surgical, Inc.* 14,967,257
54,941 IQVIA Holdings, Inc.* 11,762,868
594,668 Johnson & Johnson 91,971,353
55,287 Laboratory Corp. of America
Holdings 11,992,303
53,940 McKesson Corp. 25,382,006
117,280 Medtronic PLC 9,296,786

GOLDMAN SACHS ACTIVE BETA
®
U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
632,276 Merck & Co., Inc. $ 64,795,644
23,377 Mettler-Toledo International,
Inc.* 25,526,048
23,420 Molina Healthcare, Inc.* 8,561,415
1,095,976 Pfizer, Inc. 33,394,389
77,494 Quest Diagnostics, Inc. 10,634,502
41,373 Regeneron Pharmaceuticals,
Inc.* 34,083,491
54,974 ResMed, Inc. 8,671,049
37,614 Revvity, Inc. 3,343,885
380,888 Royalty Pharma PLC, Class A 10,310,638
84,669 Seagen, Inc.* 18,052,277
18,754 STERIS PLC 3,768,429
62,223 Stryker Corp. 18,438,541
60,430 Thermo Fisher Scientific, Inc. 29,958,777
218,553 UnitedHealth Group, Inc. 120,853,252
17,041 Veeva Systems, Inc., Class A* 2,970,417
95,743 Vertex Pharmaceuticals, Inc.* 33,970,574
5,437,682 Viatris, Inc. 49,917,921
51,824 Waters Corp.* 14,542,333
24,439 West Pharmaceutical Services,
Inc. 8,572,224
74,530 Zimmer Biomet Holdings, Inc. 8,668,584
138,352 Zoetis, Inc. 24,442,648
1,462,667,303
Industrials – 9.6%
134,936 3M Co. 13,368,110
99,700 AMETEK, Inc. 15,476,431
41,485 Automatic Data Processing, Inc. 9,538,231
37,845 Axon Enterprise, Inc.* 8,699,430
61,472 Boeing Co. (The)* 14,238,759
116,246 Booz Allen Hamilton Holding
Corp. 14,545,862
38,520 Broadridge Financial Solutions,
Inc. 7,465,946
491,086 Builders FirstSource, Inc.* 65,859,543
33,870 Carlisle Cos., Inc. 9,497,487
304,205 Carrier Global Corp. 15,806,492
61,336 Caterpillar, Inc. 15,378,162
59,568 Cintas Corp. 32,955,996
278,738 Copart, Inc.* 13,998,222
217,666 CSX Corp. 7,030,612
35,886 Cummins, Inc. 8,044,206
37,196 Deere & Co. 13,554,594
134,267 Delta Air Lines, Inc. 4,958,480
67,834 Dover Corp. 9,575,447
80,332 Eaton Corp. PLC 18,290,793
123,640 Emerson Electric Co. 10,991,596
104,877 Expeditors International of
Washington, Inc. 12,620,898
630,024 Fastenal Co. 37,782,539
56,602 FedEx Corp. 14,650,296
128,488 Fortive Corp. 8,863,102
80,309 General Dynamics Corp. 19,833,914
243,888 General Electric Co. 29,705,558
98,403 Graco, Inc. 7,948,994
101,267 Honeywell International, Inc. 19,840,231
241,155 Howmet Aerospace, Inc. 12,684,753
46,028 Hubbell, Inc. 13,808,400
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
34,888 IDEX Corp. $ 7,036,212
97,160 Illinois Tool Works, Inc. 23,533,124
120,959 Ingersoll Rand, Inc. 8,640,101
16,563 J.B. Hunt Transport Services, Inc. 3,068,627
52,234 Jacobs Solutions, Inc. 6,643,120
117,334 Johnson Controls International
PLC 6,195,235
70,276 L3Harris Technologies, Inc. 13,409,364
183,652 Leidos Holdings, Inc. 19,709,533
30,878 Lennox International, Inc. 12,556,848
43,047 Lockheed Martin Corp. 19,275,155
207,379 Masco Corp. 12,556,798
28,071 Norfolk Southern Corp. 6,123,969
34,157 Northrop Grumman Corp. 16,230,040
45,310 Old Dominion Freight Line, Inc. 17,628,309
96,852 Otis Worldwide Corp. 8,308,933
173,724 PACCAR, Inc. 15,951,338
54,096 Parker-Hannifin Corp. 23,433,305
97,746 Paychex, Inc. 11,922,080
56,329 Quanta Services, Inc. 10,607,314
127,272 Republic Services, Inc. 20,597,701
28,287 Rockwell Automation, Inc. 7,791,371
234,442 RTX Corp. 19,102,334
31,495 Snap-on, Inc. 8,651,362
412,857 SS&C Technologies Holdings,
Inc. 23,227,335
348,999 Textron, Inc. 26,754,263
62,187 Trane Technologies PLC 14,017,572
14,762 TransDigm Group, Inc. 14,213,887
211,532 Uber Technologies, Inc.* 11,926,174
40,761 Union Pacific Corp. 9,182,230
838,356 United Airlines Holdings, Inc.* 33,031,226
79,378 United Parcel Service, Inc.,
Class B 12,034,499
11,906 United Rentals, Inc. 5,667,494
41,062 Veralto Corp.* 3,172,040
39,221 Verisk Analytics, Inc. 9,469,126
171,464 Vertiv Holdings Co., Class A* 7,486,118
58,669 W.W. Grainger, Inc. 46,124,981
79,397 Waste Management, Inc. 13,576,093
15,598 Watsco, Inc. 5,962,024
231,071 Westinghouse Air Brake
Technologies Corp. 26,933,636
69,205 Xylem, Inc. 7,275,522
1,056,039,477
Information Technology – 28.6%
246,297 Accenture PLC, Class A 82,051,383
135,659 Adobe, Inc.* 82,889,006
307,264 Advanced Micro Devices, Inc.* 37,228,106
128,811 Akamai Technologies, Inc.* 14,881,535
157,530 Amphenol Corp., Class A 14,333,655
109,224 Analog Devices, Inc. 20,029,497
13,498 ANSYS, Inc.* 3,959,773
3,779,623 Apple, Inc. 717,939,389
299,332 Applied Materials, Inc. 44,833,947
95,929 Arista Networks, Inc.* 21,076,561
80,331 Atlassian Corp., Class A* 15,339,204
98,803 Autodesk, Inc.* 21,581,539
92,298 Broadcom, Inc. 85,443,028

GOLDMAN SACHS ACTIVE BETA
®
U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
199,796 Cadence Design Systems, Inc.* $ 54,598,253
44,443 CDW Corp. 9,372,140
1,007,233 Cisco Systems, Inc. 48,729,933
299,974 Cognizant Technology Solutions
Corp., Class A 21,112,170
183,752 Corning, Inc. 5,235,094
24,339 Crowdstrike Holdings, Inc.,
Class A* 5,768,100
45,959 Datadog, Inc., Class A* 5,357,441
122,643 Dell Technologies, Inc., Class C 9,304,924
42,904 Enphase Energy, Inc.* 4,334,162
38,118 EPAM Systems, Inc.* 9,841,686
24,902 Fair Isaac Corp.* 27,083,415
515,756 Fortinet, Inc.* 27,108,135
66,606 Gartner, Inc.* 28,962,953
300,099 Gen Digital, Inc. 6,626,186
150,941 GoDaddy, Inc., Class A* 15,103,156
1,438,238 Hewlett Packard Enterprise Co. 24,320,605
382,923 HP, Inc. 11,234,961
26,862 HubSpot, Inc.* 13,267,948
568,485 Intel Corp. 25,411,279
289,664 International Business Machines
Corp. 45,929,124
66,853 Intuit, Inc. 38,203,815
64,978 Jabil, Inc. 7,493,263
78,922 Keysight Technologies, Inc.* 10,724,711
43,954 KLA Corp. 23,938,227
64,448 Lam Research Corp. 46,139,612
178,644 Lattice Semiconductor Corp.* 10,459,606
89,053 Manhattan Associates, Inc.* 19,863,272
51,986 Marvell Technology, Inc. 2,897,180
146,551 Microchip Technology, Inc. 12,228,215
131,087 Micron Technology, Inc. 9,978,342
1,853,542 Microsoft Corp. 702,325,599
8,080 MongoDB, Inc.* 3,359,179
16,144 Monolithic Power Systems, Inc. 8,858,536
88,056 Motorola Solutions, Inc. 28,430,641
176,501 NetApp, Inc. 16,130,426
547,081 NVIDIA Corp. 255,869,784
267,156 ON Semiconductor Corp.* 19,056,237
280,804 Oracle Corp. 32,632,233
216,112 Palantir Technologies, Inc., Class
A* 4,333,046
106,851 Palo Alto Networks, Inc.* 31,530,662
44,871 PTC, Inc.* 7,060,901
234,581 QUALCOMM, Inc. 30,272,678
24,563 Roper Technologies, Inc. 13,221,035
188,946 Salesforce, Inc.* 47,595,497
46,491 Seagate Technology Holdings
PLC 3,677,438
51,081 ServiceNow, Inc.* 35,028,285
137,593 Skyworks Solutions, Inc. 13,336,889
38,374 Splunk, Inc.* 5,815,196
27,198 Super Micro Computer, Inc.* 7,437,837
72,106 Synopsys, Inc.* 39,170,142
21,848 Teledyne Technologies, Inc.* 8,803,870
133,464 Teradyne, Inc. 12,309,385
242,986 Texas Instruments, Inc. 37,106,392
82,088 Trimble, Inc.* 3,808,883
8,350 Tyler Technologies, Inc.* 3,413,814
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
101,861 VeriSign, Inc.* $ 21,614,904
112,761 Western Digital Corp.* 5,447,484
33,018 Workday, Inc., Class A* 8,938,633
19,706 Zebra Technologies Corp., Class
A* 4,669,928
180,985 Zoom Video Communications,
Inc., Class A* 12,276,213
3,165,746,278
Materials – 2.0%
37,740 Air Products and Chemicals, Inc. 10,210,557
22,191 Avery Dennison Corp. 4,316,150
77,468 CF Industries Holdings, Inc. 5,821,720
122,235 Corteva, Inc. 5,525,022
199,845 Dow, Inc. 10,341,979
70,219 DuPont de Nemours, Inc. 5,023,467
27,831 Ecolab, Inc. 5,336,038
99,616 Freeport-McMoRan, Inc. 3,717,669
323,695 International Paper Co. 11,957,293
70,333 Linde PLC 29,101,686
33,004 LyondellBasell Industries NV,
Class A 3,138,680
9,195 Martin Marietta Materials, Inc. 4,271,905
552,613 Mosaic Co. (The) 19,833,281
172,999 Nucor Corp. 29,404,640
34,901 Packaging Corp. of America 5,863,717
40,342 PPG Industries, Inc. 5,728,161
43,681 Reliance Steel & Aluminum Co. 12,023,632
64,183 RPM International, Inc. 6,606,356
78,258 Sherwin-Williams Co. (The) 21,818,330
146,603 Steel Dynamics, Inc. 17,464,815
40,312 Vulcan Materials Co. 8,609,031
226,114,129
Real Estate – 1.8%
49,221 Alexandria Real Estate Equities,
Inc. REIT 5,384,777
30,689 American Tower Corp. REIT 6,407,249
30,753 AvalonBay Communities, Inc.
REIT 5,318,424
91,156 Camden Property Trust REIT 8,227,741
148,039 CBRE Group, Inc., Class A* 11,689,159
44,706 Crown Castle, Inc. REIT 5,243,120
10,632 Equinix, Inc. REIT 8,665,186
34,572 Equity LifeStyle Properties, Inc.
REIT 2,458,069
116,816 Equity Residential REIT 6,639,822
29,547 Essex Property Trust, Inc. REIT 6,307,103
189,846 Gaming and Leisure Properties,
Inc. REIT 8,871,504
1,105,413 Host Hotels & Resorts, Inc.
REIT 19,311,565
150,109 Invitation Homes, Inc. REIT 5,007,636
87,002 Iron Mountain, Inc. REIT 5,581,178
116,198 Kimco Realty Corp. REIT 2,244,945
44,123 Mid-America Apartment
Communities, Inc. REIT 5,492,431
7,923 NET Lease Office Properties
REIT* 129,541
44,268 Prologis, Inc. REIT 5,087,721

GOLDMAN SACHS ACTIVE BETA
®
U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – (continued)
21,695 Public Storage REIT $ 5,613,798
147,244 Realty Income Corp. REIT 7,945,286
30,614 Simon Property Group, Inc.
REIT 3,823,383
86,905 Sun Communities, Inc. REIT 11,240,293
117,859 UDR, Inc. REIT 3,936,491
133,368 Ventas, Inc. REIT 6,113,589
387,754 VICI Properties, Inc. REIT 11,589,967
118,766 W.P. Carey, Inc. REIT 7,391,996
88,513 Welltower, Inc. REIT 7,886,508
399,811 Weyerhaeuser Co. REIT 12,534,075
196,142,557
Utilities – 2.5%
173,441 Alliant Energy Corp. 8,770,911
121,463 Ameren Corp. 9,424,314
144,345 American Electric Power Co.,
Inc. 11,482,645
40,672 American Water Works Co., Inc. 5,362,196
86,811 Atmos Energy Corp. 9,879,960
370,929 CenterPoint Energy, Inc. 10,486,163
115,679 CMS Energy Corp. 6,565,940
166,629 Consolidated Edison, Inc. 15,014,939
123,501 Constellation Energy Corp. 14,948,561
149,320 Dominion Energy, Inc. 6,770,169
83,173 DTE Energy Co. 8,659,141
139,531 Duke Energy Corp. 12,875,921
187,522 Edison International 12,562,099
76,438 Entergy Corp. 7,751,578
177,778 Evergy, Inc. 9,073,789
84,833 Eversource Energy 5,039,928
413,928 Exelon Corp. 15,940,367
259,316 FirstEnergy Corp. 9,579,133
258,688 NextEra Energy, Inc. 15,135,835
134,713 NiSource, Inc. 3,454,041
771,346 PG&E Corp.* 13,244,011
217,073 PPL Corp. 5,669,947
153,935 Public Service Enterprise Group,
Inc. 9,610,162
197,835 Sempra 14,416,236
234,170 Southern Co. (The) 16,621,387
Shares Description Value
aa
Common Stocks – (continued)
Utilities – (continued)
81,498 WEC Energy Group, Inc. $ 6,814,863
153,756 Xcel Energy, Inc. 9,354,515
274,508,751
TOTAL COMMON STOCKS
(Cost $8,173,876,594)
11,000,141,810
Shares Dividend Rate Value
aa
Investment Company – 0.2%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
24,500,226 5.260% 24,500,226
(Cost $24,500,226)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $8,198,376,820)
11,024,642,036
a
Securities Lending Reinvestment Vehicle – 0.1%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
12,585,605 5.259% 12,585,605
(Cost $12,585,605)
TOTAL INVESTMENTS – 99.9%
(Cost $8,210,962,425)
$ 11,037,227,641
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
9,815,468
NET ASSETS – 100.0%
$ 11,047,043,109
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At November 30, 2023, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
S&P 500 E-Mini Index 145 12/15/23 $ 33,181,438 $ 61,342

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – 97.8%
Communication Services – 2.0%
9,441 AMC Networks, Inc., Class A* $ 143,881
3,299 Atlanta Braves Holdings, Inc.,
Class A*
(a)
133,115
4,499 Atlanta Braves Holdings, Inc.,
Class C* 161,739
5,906 Bumble, Inc., Class A* 81,857
5,030 Cardlytics, Inc.* 40,039
22,683 Cargurus, Inc.* 490,407
27,169 Cars.com, Inc.* 505,887
10,627 Cinemark Holdings, Inc.* 151,435
6,392 Cogent Communications
Holdings, Inc. 408,193
31,712 DHI Group, Inc.* 78,012
13,772 EchoStar Corp., Class A* 144,193
9,729 Eventbrite, Inc., Class A* 68,589
18,511 EverQuote, Inc., Class A* 193,995
18,751 EW Scripps Co. (The), Class A* 129,569
87,002 Gannett Co., Inc.* 160,954
15,347 Gogo, Inc.* 153,930
19,441 Gray Television, Inc. 150,279
13,861 IDT Corp., Class B* 406,820
35,945 iHeartMedia, Inc., Class A* 94,176
5,164 IMAX Corp.* 82,366
8,799 Integral Ad Science Holding
Corp.* 128,377
12,984 John Wiley & Sons, Inc., Class A 392,247
11,013 Liberty Latin America Ltd., Class
A (Puerto Rico)* 74,558
36,116 Liberty Latin America Ltd., Class
C (Puerto Rico)* 246,672
28,122 Loop Media, Inc.* 12,548
2,874 Madison Square Garden
Entertainment Corp.* 87,025
15,662 Magnite, Inc.* 126,549
9,194 Marcus Corp. (The) 127,889
21,038 Ooma, Inc.* 244,041
29,079 Playstudios, Inc.* 69,499
7,317 QuinStreet, Inc.* 91,389
12,483 Scholastic Corp. 474,229
7,653 Shutterstock, Inc. 336,043
2,658 Sphere Entertainment Co.* 90,957
10,961 Spok Holdings, Inc. 183,706
25,618 Stagwell, Inc.* 128,602
40,822 TEGNA, Inc. 625,801
12,023 Thryv Holdings, Inc.* 213,889
118,595 Tingo Group, Inc.* 81,831
85,652 TrueCar, Inc.* 238,969
22,003 Yelp, Inc.* 961,751
6,490 Ziff Davis, Inc.* 414,192
7,971 ZipRecruiter, Inc., Class A* 106,891
9,237,091
Consumer Discretionary – 11.4%
20,562 1-800-Flowers.com, Inc., Class
A* 181,562
64,413 2U, Inc.* 63,279
19,768 Aaron's Co., Inc. (The) 174,156
17,966 Abercrombie & Fitch Co., Class
A* 1,363,440
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
13,132 Academy Sports & Outdoors,
Inc. $ 668,025
10,123 Acushnet Holdings Corp. 571,949
13,634 Adient PLC* 439,015
12,244 Adtalem Global Education, Inc.* 697,541
35,761 American Axle & Manufacturing
Holdings, Inc.* 248,897
21,324 American Eagle Outfitters, Inc. 405,796
4,520 Asbury Automotive Group, Inc.* 948,386
9,580 Beazer Homes USA, Inc.* 252,050
7,744 Beyond, Inc.* 148,840
4,516 BJ's Restaurants, Inc.* 135,164
14,479 Bloomin' Brands, Inc. 337,940
8,037 Bluegreen Vacations Holding
Corp. 598,917
4,874 Boot Barn Holdings, Inc.* 357,167
7,307 Brinker International, Inc.* 263,125
10,274 Buckle, Inc. (The) 396,165
4,574 Build-A-Bear Workshop, Inc. 111,743
15,807 Caleres, Inc. 479,900
5,586 Camping World Holdings, Inc.,
Class A 118,088
32,642 CarParts.com, Inc.* 99,884
6,014 Carriage Services, Inc. 135,856
34,411 Carrols Restaurant Group, Inc. 259,803
4,606 Carvana Co.* 144,260
1,493 Cavco Industries, Inc.* 422,191
4,154 Century Communities, Inc. 299,670
5,402 Cheesecake Factory, Inc. (The) 169,353
20,000 Chegg, Inc.* 198,600
33,562 Chico's FAS, Inc.* 253,057
4,702 Chuy's Holdings, Inc.* 165,510
7,203 Cooper-Standard Holdings, Inc.* 127,781
7,631 Coursera, Inc.* 150,712
1,863 Cracker Barrel Old Country
Store, Inc. 125,063
1,152 Cricut, Inc., Class A 7,949
25,486 Dana, Inc. 336,670
5,326 Dave & Buster's Entertainment,
Inc.* 218,579
17,559 Denny’s Corp.* 166,635
12,332 Designer Brands, Inc., Class A 143,544
29,164 Destination XL Group, Inc.* 110,240
2,255 Dillard's, Inc., Class A 782,688
1,890 Dine Brands Global, Inc. 82,158
5,865 Dorman Products, Inc.* 422,515
3,303 Dream Finders Homes, Inc.,
Class A* 80,395
182 Duluth Holdings, Inc., Class B* 912
2,417 Duolingo, Inc.* 513,105
12,138 El Pollo Loco Holdings, Inc.* 100,867
19,824 Ethan Allen Interiors, Inc. 532,076
12,782 Everi Holdings, Inc.* 133,572
49,918 Figs, Inc., Class A* 362,405
5,811 Foot Locker, Inc. 156,490
35,233 Fossil Group, Inc.* 38,756
6,801 Fox Factory Holding Corp.* 425,130
21,051 Frontdoor, Inc.* 722,681
115 Funko, Inc., Class A* 745
9,453 Genesco, Inc.* 353,259

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
7,266 Gentherm, Inc.* $ 333,655
11,133 G-III Apparel Group Ltd.* 320,296
5,266 Golden Entertainment, Inc. 187,680
46,313 Goodyear Tire & Rubber Co.
(The)* 643,288
39,267 GoPro, Inc., Class A* 141,754
845 Graham Holdings Co., Class B 529,942
6,759 Green Brick Partners, Inc.* 320,715
4,037 Group 1 Automotive, Inc. 1,138,838
8,776 Guess?, Inc. 193,247
14,330 Haverty Furniture Cos., Inc. 449,102
3,381 Helen of Troy Ltd.* 355,106
6,276 Hibbett, Inc. 392,564
11,029 Hilton Grand Vacations, Inc.* 377,854
2,182 Hovnanian Enterprises, Inc.,
Class A* 197,253
20,907 Inspired Entertainment, Inc.* 164,329
4,382 Installed Building Products, Inc. 659,535
16,153 International Game Technology
PLC 431,770
6,760 iRobot Corp.* 244,104
3,702 Jack in the Box, Inc. 267,655
7,016 JAKKS Pacific, Inc.* 206,551
3,975 Johnson Outdoors, Inc., Class A 208,846
10,464 KB Home 545,174
10,958 Kontoor Brands, Inc. 602,361
10,092 Krispy Kreme, Inc. 131,196
23,820 Laureate Education, Inc. 312,757
15,617 La-Z-Boy, Inc. 549,562
7,113 LCI Industries 771,832
1,485 LGI Homes, Inc.* 175,334
7,579 Life Time Group Holdings, Inc.* 114,898
9,705 Light & Wonder, Inc.* 858,116
23,004 Lincoln Educational Services
Corp.* 213,017
6,961 Lovesac Co. (The)* 144,510
18,911 Luminar Technologies, Inc.*
(a)
47,277
6,604 M/I Homes, Inc.* 696,788
5,556 Malibu Boats, Inc., Class A* 245,797
5,627 MarineMax, Inc.* 167,853
14,900 MasterCraft Boat Holdings, Inc.* 298,000
8,911 MDC Holdings, Inc. 394,401
6,269 Meritage Homes Corp. 885,810
14,599 Modine Manufacturing Co.* 718,271
3,843 Monarch Casino & Resort, Inc. 241,648
4,161 Monro, Inc. 120,336
9,051 Movado Group, Inc. 236,684
2,261 Nathan's Famous, Inc. 152,482
9,755 National Vision Holdings, Inc.* 179,980
36,581 Nerdy, Inc.* 95,111
9,689 ODP Corp. (The)* 441,334
12,255 OneSpaWorld Holdings Ltd.
(Bahamas)* 147,673
6,688 Oxford Industries, Inc. 604,796
8,029 Papa John's International, Inc. 523,812
8,408 Patrick Industries, Inc. 689,792
65,397 Perdoceo Education Corp. 1,139,216
955 PetMed Express, Inc. 6,618
17,528 PlayAGS, Inc.* 134,089
22,896 Potbelly Corp.* 206,064
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
18,660 Purple Innovation, Inc. $ 11,577
3,438 RCI Hospitality Holdings, Inc. 201,501
8,407 Red Rock Resorts, Inc., Class A 374,364
8,528 Revolve Group, Inc.* 113,593
42,457 Rush Street Interactive, Inc.* 178,744
25,046 Sally Beauty Holdings, Inc.* 242,195
5,653 SeaWorld Entertainment, Inc.* 276,432
2,474 Shake Shack, Inc., Class A* 149,825
14,808 Shoe Carnival, Inc. 359,686
9,103 Signet Jewelers Ltd. 748,084
5,116 Six Flags Entertainment Corp.* 127,388
7,842 Skyline Champion Corp.* 472,010
9,577 Sleep Number Corp.* 97,111
22,905 Smith & Wesson Brands, Inc. 314,944
5,054 Sonic Automotive, Inc., Class A 259,119
24,606 Sonos, Inc.* 371,551
10,586 Standard Motor Products, Inc. 380,778
18,010 Steven Madden Ltd. 682,939
34,195 Stitch Fix, Inc., Class A* 127,889
15,156 Stoneridge, Inc.* 242,496
4,210 Strategic Education, Inc. 374,564
21,489 Stride, Inc.* 1,301,804
6,434 Sturm Ruger & Co., Inc. 282,839
21,679 Target Hospitality Corp.* 236,518
22,246 Taylor Morrison Home Corp.* 1,003,295
8,212 Topgolf Callaway Brands Corp.* 100,679
23,502 Tri Pointe Homes, Inc.* 685,788
23,465 Udemy, Inc.* 349,159
22,239 Upbound Group, Inc. 647,155
8,123 Urban Outfitters, Inc.* 289,991
22,953 Vera Bradley, Inc.* 172,377
13,890 Vista Outdoor, Inc.* 391,837
2,881 Visteon Corp.* 341,888
8,162 Warby Parker, Inc., Class A*
(a)
84,966
1,978 Winmark Corp. 850,540
11,126 Winnebago Industries, Inc. 719,073
14,188 Wolverine World Wide, Inc. 121,591
43,867 WW International, Inc.* 316,281
9,661 XPEL, Inc.* 441,508
5,742 Xponential Fitness, Inc., Class
A* 78,436
12,288 Zumiez, Inc.* 231,997
52,515,441
Consumer Staples – 3.7%
5,728 Andersons, Inc. (The) 285,598
11,248 B&G Foods, Inc. 103,931
16,985 Beauty Health Co. (The)* 43,481
18,179 BellRing Brands, Inc.* 961,669
414 Calavo Growers, Inc. 8,980
13,307 Cal-Maine Foods, Inc. 637,671
5,350 Central Garden & Pet Co.* 217,103
8,814 Central Garden & Pet Co., Class
A* 319,772
4,073 Chefs' Warehouse, Inc. (The)* 109,564
2,130 Coca-Cola Consolidated, Inc. 1,564,528
9,052 Dole PLC 104,188
11,828 Edgewell Personal Care Co. 411,733
6,934 elf Beauty, Inc.* 818,836
10,831 Energizer Holdings, Inc. 334,028

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Consumer Staples – (continued)
10,671 Fresh Del Monte Produce, Inc. $ 243,299
20,133 Hain Celestial Group, Inc. (The)* 212,806
21,537 Herbalife Ltd.* 277,396
9,129 Ingles Markets, Inc., Class A 745,109
4,023 Inter Parfums, Inc. 503,519
2,095 J & J Snack Foods Corp. 344,732
4,639 John B. Sanfilippo & Son, Inc. 426,973
3,599 Lancaster Colony Corp. 597,074
3,230 Medifast, Inc. 214,407
1,986 MGP Ingredients, Inc. 169,704
12,086 National Beverage Corp.* 574,568
10,804 Nu Skin Enterprises, Inc., Class
A 183,884
2,587 PriceSmart, Inc. 174,338
37,210 Primo Water Corp. 534,708
11,961 Simply Good Foods Co. (The)* 463,369
4,109 Sovos Brands, Inc.* 90,028
18,507 SpartanNash Co. 410,300
24,633 Sprouts Farmers Market, Inc.* 1,061,190
11,153 TreeHouse Foods, Inc.* 454,039
7,606 Turning Point Brands, Inc. 173,645
17,492 United Natural Foods, Inc.* 254,509
6,831 Universal Corp. 384,312
5,603 USANA Health Sciences, Inc.* 264,798
7,720 Utz Brands, Inc. 101,981
40,645 Vector Group Ltd. 435,308
8,087 Village Super Market, Inc.,
Class A 203,469
3,215 Vita Coco Co., Inc. (The)* 90,213
17,974 Vital Farms, Inc.* 239,414
3,095 WD-40 Co. 748,619
5,916 Weis Markets, Inc. 357,031
16,855,824
Energy – 7.2%
34,067 Amplify Energy Corp.* 209,171
28,006 Archrock, Inc. 405,807
25,611 Ardmore Shipping Corp.
(Ireland) 348,310
21,694 Berry Corp. 155,763
13,458 Borr Drilling Ltd. (Mexico)* 84,785
7,050 Bristow Group, Inc.* 181,538
6,830 Cactus, Inc., Class A 290,207
18,696 California Resources Corp. 957,422
10,576 Callon Petroleum Co.* 330,712
3,223 Centrus Energy Corp., Class A* 161,215
24,293 ChampionX Corp. 712,271
7,079 Chord Energy Corp. 1,147,789
13,690 Civitas Resources, Inc. 940,366
25,476 CNX Resources Corp.* 531,429
56,876 Comstock Resources, Inc. 561,366
12,908 CONSOL Energy, Inc. 1,376,896
4,099 Core Laboratories, Inc. 72,593
7,299 CVR Energy, Inc. 231,889
9,980 Delek US Holdings, Inc. 270,857
34,216 DHT Holdings, Inc. 340,791
17,529 Diamond Offshore Drilling, Inc.* 225,598
10,703 Dorian LPG Ltd. 453,379
5,473 Dril-Quip, Inc.* 121,610
4,140 Empire Petroleum Corp.* 37,426
Shares Description Value
aa
Common Stocks – (continued)
Energy – (continued)
20,054 Energy Fuels, Inc.*
(a)
$ 159,429
43,807 Equitrans Midstream Corp. 410,910
30,630 Evolution Petroleum Corp. 181,636
8,174 Expro Group Holdings NV* 127,106
3,615 FLEX LNG Ltd. (Norway) 104,907
6,891 Golar LNG Ltd. (Cameroon) 148,363
4,431 Green Plains, Inc.* 110,243
5,553 Gulfport Energy Corp.* 760,983
44,679 Helix Energy Solutions Group,
Inc.* 416,408
11,779 Helmerich & Payne, Inc. 426,753
9,606 International Seaways, Inc. 438,418
12,302 KLX Energy Services Holdings,
Inc.* 116,869
49,900 Kosmos Energy Ltd. (Ghana)* 338,821
49,712 Liberty Energy, Inc. 986,783
57,999 Magnolia Oil & Gas Corp.,
Class A 1,246,979
23,260 Matador Resources Co. 1,346,289
22,914 Murphy Oil Corp. 980,032
2,193 Nabors Industries Ltd.* 190,396
3,871 NACCO Industries, Inc., Class A 134,014
10,973 Noble Corp. PLC 506,294
24,466 Nordic American Tankers Ltd. 94,928
17,164 Northern Oil and Gas, Inc. 642,277
20,481 Oceaneering International, Inc.* 423,138
26,622 Oil States International, Inc.* 183,426
24,085 Overseas Shipholding Group,
Inc., Class A* 116,812
9,289 Par Pacific Holdings, Inc.* 318,334
52,697 Patterson-UTI Energy, Inc. 617,082
23,495 PBF Energy, Inc., Class A 1,043,178
22,049 Peabody Energy Corp. 525,648
63,047 Permian Resources Corp. 828,438
16,988 ProFrac Holding Corp., Class A* 136,923
41,464 ProPetro Holding Corp.* 377,737
7,070 REX American Resources Corp.* 346,571
57,422 Ring Energy, Inc.* 94,746
59,067 RPC, Inc. 428,236
18,570 SandRidge Energy, Inc. 256,452
9,955 Scorpio Tankers, Inc. (Monaco) 546,430
4,803 Seadrill Ltd. (Norway)* 213,157
21,512 SFL Corp. Ltd. (Norway) 244,376
10,867 SilverBow Resources, Inc.* 345,679
10,569 Sitio Royalties Corp., Class A 232,835
38,453 SM Energy Co. 1,440,065
3,229 Solaris Oilfield Infrastructure,
Inc., Class A 27,640
23,625 Talos Energy, Inc.* 328,860
32,328 Teekay Corp. (Bermuda)* 223,063
9,888 Teekay Tankers Ltd., Class A
(Canada) 491,335
46,915 TETRA Technologies, Inc.* 221,439
4,033 Tidewater, Inc.* 242,303
19,235 Uranium Energy Corp.* 125,412
19,847 US Silica Holdings, Inc.* 223,874
48,588 VAALCO Energy, Inc. 225,934
7,034 Valaris Ltd.* 482,532
5,463 Vital Energy, Inc.* 244,961
88,720 W&T Offshore, Inc. 296,325

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Energy – (continued)
9,120 Weatherford International PLC* $ 827,093
14,641 World Kinect Corp. 308,047
33,006,109
Financials – 17.3%
3,783 1st Source Corp. 182,832
1,315 ACNB Corp. 51,390
5,699 Amalgamated Financial Corp. 119,679
11,383 A-Mark Precious Metals, Inc. 326,237
26,388 Ambac Financial Group, Inc.* 389,223
4,972 Amerant Bancorp, Inc. 102,970
24,967 American Equity Investment Life
Holding Co.* 1,377,180
4,328 American National Bankshares,
Inc. 175,933
14,224 Ameris Bancorp 605,658
6,744 AMERISAFE, Inc. 324,791
4,640 Ames National Corp. 85,747
29,130 Apollo Commercial Real Estate
Finance, Inc. REIT 314,021
30,615 Arbor Realty Trust, Inc. REIT 382,075
7,303 Ares Commercial Real Estate
Corp. REIT 73,395
4,095 ARMOUR Residential REIT,
Inc. REIT 72,072
8,845 Arrow Financial Corp. 218,029
18,530 Artisan Partners Asset
Management, Inc., Class A 697,655
4,866 AssetMark Financial Holdings,
Inc.* 124,764
23,654 Associated Banc-Corp. 419,622
12,523 Atlantic Union Bankshares Corp. 382,828
2,252 Atlanticus Holdings Corp.* 69,519
13,360 AvidXchange Holdings, Inc.* 142,551
19,342 Axos Financial, Inc.* 740,218
8,501 Banc of California, Inc. 98,272
6,720 BancFirst Corp. 582,154
11,238 Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 273,870
14,860 Bancorp, Inc. (The)* 579,689
2,481 Bank First Corp. 200,366
5,966 Bank of Hawaii Corp.
(a)
346,446
20,938 Bank of NT Butterfield & Son
Ltd. (The) (Bermuda) 580,611
15,775 BankUnited, Inc. 435,232
5,381 Bankwell Financial Group, Inc. 145,072
5,820 Banner Corp. 262,715
696 BayCom Corp. 14,546
12,216 BCB Bancorp, Inc. 141,461
6,478 Berkshire Hills Bancorp, Inc. 135,585
30,289 BGC Group, Inc., Class A 196,878
20,863 Blackstone Mortgage Trust, Inc.,
Class A REIT 462,741
5,467 Blue Ridge Bankshares, Inc. 14,761
8,114 Bread Financial Holdings, Inc. 228,003
13,766 Brightsphere Investment Group,
Inc. 240,217
23,624 Brookline Bancorp, Inc. 225,137
4,356 BRP Group, Inc., Class A* 76,186
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
5,586 Byline Bancorp, Inc. $ 111,664
32,026 Cadence Bank 802,251
1,154 Cambridge Bancorp 67,428
8,727 Camden National Corp. 294,536
6,064 Cannae Holdings, Inc.* 108,909
8,583 Capital City Bank Group, Inc. 229,509
4,045 Capitol Federal Financial, Inc. 21,803
4,768 Cass Information Systems, Inc. 197,157
17,159 Cathay General Bancorp 629,392
11,607 Central Pacific Financial Corp. 203,935
5,620 Central Valley Community
Bancorp 96,720
3,402 Chemung Financial Corp. 157,172
22,541 Chimera Investment Corp. REIT 117,439
3,817 ChoiceOne Financial Services,
Inc.
(a)
95,463
6,400 City Holding Co. 616,128
10,706 Civista Bancshares, Inc. 167,549
15,809 Claros Mortgage Trust, Inc. 193,028
7,295 CNB Financial Corp. 148,380
34,215 CNO Financial Group, Inc. 906,698
4,402 Codorus Valley Bancorp, Inc. 88,964
9,052 Cohen & Steers, Inc. 529,451
1,126 Colony Bankcorp, Inc. 12,082
6,849 Columbia Financial, Inc.* 112,666
5,740 Community Bank System, Inc. 254,626
5,283 Community Trust Bancorp, Inc. 210,211
2,412 Compass Diversified Holdings 48,650
6,946 ConnectOne Bancorp, Inc. 136,558
8,695 Consumer Portfolio Services,
Inc.* 82,429
16,353 Customers Bancorp, Inc.* 737,030
18,394 CVB Financial Corp. 328,885
1,824 Diamond Hill Investment Group,
Inc. 292,916
10,926 Dime Community Bancshares,
Inc. 219,613
12,076 Donnelley Financial Solutions,
Inc.* 712,726
8,876 Dynex Capital, Inc. REIT 101,541
9,038 Eagle Bancorp, Inc. 214,562
9,210 Eastern Bankshares, Inc. 110,152
11,588 Ellington Financial, Inc. REIT 150,644
8,451 Employers Holdings, Inc. 323,758
10,147 Enact Holdings, Inc. 281,173
6,949 Encore Capital Group, Inc.* 311,315
17,620 Enova International, Inc.* 725,944
1,378 Enstar Group Ltd.* 378,454
7,088 Enterprise Financial Services
Corp. 277,920
3,814 Esquire Financial Holdings, Inc. 177,618
24,128 Essent Group Ltd. 1,166,348
3,673 Evans Bancorp, Inc. 100,567
16,019 EVERTEC, Inc. (Puerto Rico) 592,222
2,316 Farmers & Merchants Bancorp,
Inc. 45,162
12,075 Farmers National Banc Corp. 148,643
9,129 FB Financial Corp. 306,369
6,046 Federal Agricultural Mortgage
Corp., Class C 1,002,669

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
2,237 Fidelity D&D Bancorp, Inc. $ 115,944
10,376 Financial Institutions, Inc. 180,127
8,226 First Bancorp 257,803
6,103 First Bancorp, Inc. (The) 152,514
48,191 First BanCorp. (Puerto Rico) 722,865
4,296 First Bancshares, Inc. (The) 110,192
9,843 First Busey Corp. 213,593
7,632 First Business Financial Services,
Inc. 266,967
22,350 First Commonwealth Financial
Corp. 298,820
4,971 First Community Corp/SC 87,688
20,031 First Financial Bancorp 404,827
24,132 First Financial Bankshares, Inc. 633,465
4,200 First Financial Corp. 160,650
10,676 First Interstate BancSystem, Inc.,
Class A 276,402
13,841 First Merchants Corp. 424,503
4,739 First Mid Bancshares, Inc. 146,862
9,230 First of Long Island Corp. (The) 105,037
1,253 First Western Financial, Inc.* 20,800
5,609 FirstCash Holdings, Inc. 628,208
13,110 Flushing Financial Corp. 185,244
5,651 Flywire Corp.* 131,668
13,067 Franklin BSP Realty Trust, Inc.
REIT 170,916
3,164 FS Bancorp, Inc. 96,027
32,134 Fulton Financial Corp. 457,267
2,979 FVCBankcorp, Inc.* 33,246
112,202 Genworth Financial, Inc., Class
A* 660,870
10,291 German American Bancorp, Inc. 296,587
16,838 Glacier Bancorp, Inc. 566,262
4,421 Goosehead Insurance, Inc., Class
A* 323,971
6,523 Great Southern Bancorp, Inc. 331,434
7,930 Green Dot Corp., Class A* 63,599
6,468 Greene County Bancorp, Inc. 162,347
8,548 Hamilton Lane, Inc., Class A 836,422
14,441 Hancock Whitney Corp. 595,691
11,963 Hanmi Financial Corp. 199,064
15,179 HarborOne Bancorp, Inc. 167,424
8,395 Heartland Financial USA, Inc. 259,657
18,527 Heritage Commerce Corp. 157,294
6,396 Heritage Financial Corp. 113,977
13,727 Hilltop Holdings, Inc. 404,260
647 Hingham Institution For Savings
(The)
(a)
105,461
3,836 Home Bancorp, Inc. 139,822
29,626 Home BancShares, Inc. 657,105
6,048 HomeTrust Bancshares, Inc. 139,588
27,433 Hope Bancorp, Inc. 268,843
8,553 Horace Mann Educators Corp. 286,183
13,175 Horizon Bancorp, Inc. 143,476
4,214 I3 Verticals, Inc., Class A* 84,828
13,550 Independent Bank Corp. 292,951
7,373 Independent Bank Corp. 420,408
6,522 Independent Bank Group, Inc. 252,271
10,905 International Bancshares Corp. 489,307
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
12,114 International Money Express,
Inc.* $ 252,577
1,185 Investors Title Co. 179,184
19,735 Jackson Financial, Inc., Class A 941,952
9,401 KKR Real Estate Finance Trust,
Inc. REIT 118,077
14,911 Ladder Capital Corp. REIT 167,152
12,231 Lakeland Bancorp, Inc. 151,542
9,169 Lakeland Financial Corp. 509,338
30,836 LendingClub Corp.* 194,267
9,690 Live Oak Bancshares, Inc. 325,584
20,679 Macatawa Bank Corp. 200,793
5,983 MainStreet Bancshares, Inc. 124,566
18,886 Marqeta, Inc., Class A* 119,926
33,404 MBIA, Inc.* 241,845
7,280 Mercantile Bank Corp. 250,359
3,661 Metropolitan Bank Holding
Corp.* 142,669
10,487 MFA Financial, Inc. REIT 113,260
3,109 Middlefield Banc Corp. 88,140
5,670 Midland States Bancorp, Inc. 128,029
4,673 MidWestOne Financial Group,
Inc. 98,413
10,317 Moelis & Co., Class A 489,542
15,200 Mr Cooper Group, Inc.* 919,904
5,653 National Bank Holdings Corp.,
Class A 186,606
5,567 National Bankshares, Inc.
(a)
150,532
831 National Western Life Group,
Inc., Class A 398,573
47,354 Navient Corp. 811,174
8,873 NBT Bancorp, Inc. 315,258
5,317 Nelnet, Inc., Class A 446,096
9,970 New York Mortgage Trust, Inc.
REIT 87,636
5,594 NewtekOne, Inc. 75,687
7,487 Nexpoint Real Estate Finance,
Inc. REIT 122,562
2,914 Nicolet Bankshares, Inc. 214,645
22,100 NMI Holdings, Inc., Class A* 607,750
6,419 Northeast Bank 329,102
6,177 Northeast Community Bancorp,
Inc. 103,588
17,175 Northwest Bancshares, Inc. 191,330
4,390 Norwood Financial Corp. 121,647
6,537 Oak Valley Bancorp 170,681
8,608 OceanFirst Financial Corp. 119,307
17,236 OFG Bancorp (Puerto Rico) 578,440
43,685 Old National Bancorp 650,470
16,309 Old Second Bancorp, Inc. 229,794
19,021 Open Lending Corp.* 121,544
3,291 Origin Bancorp, Inc. 104,555
12,618 Pacific Premier Bancorp, Inc. 284,157
18,163 Pagseguro Digital Ltd., Class A
(Brazil)* 183,083
2,041 Palomar Holdings, Inc.* 119,419
4,371 Park National Corp. 485,181
9,654 Parke Bancorp, Inc. 174,351
11,697 Pathward Financial, Inc. 580,054

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
9,566 Patria Investments Ltd., Class A
(Cayman Islands) $ 135,455
21,843 Payoneer Global, Inc.* 113,147
10,593 PCB Bancorp 164,192
7,642 Peapack-Gladstone Financial
Corp. 189,827
7,770 PennyMac Financial Services,
Inc. 604,428
11,703 PennyMac Mortgage Investment
Trust REIT 164,310
14,276 Peoples Bancorp, Inc. 420,143
3,998 Peoples Financial Services Corp. 169,835
2,961 Piper Sandler Cos. 458,156
6,871 PJT Partners, Inc., Class A 618,802
2,849 Plumas Bancorp 95,698
9,259 PRA Group, Inc.* 171,569
8,186 Preferred Bank 504,503
7,749 Premier Financial Corp. 154,748
6,252 Primis Financial Corp. 62,583
9,690 ProAssurance Corp. 119,865
13,927 PROG Holdings, Inc.* 379,650
15,731 Provident Financial Services, Inc. 239,426
6,511 QCR Holdings, Inc. 323,466
46,699 Radian Group, Inc. 1,200,631
37,232 Ready Capital Corp. REIT 380,511
11,988 Redwood Trust, Inc. REIT 85,235
6,631 Regional Management Corp. 146,678
11,396 Remitly Global, Inc.* 245,470
10,180 Renasant Corp. 277,303
6,003 Republic Bancorp, Inc., Class A 281,841
8,225 S&T Bancorp, Inc. 230,218
3,790 Safety Insurance Group, Inc. 291,565
11,300 Sandy Spring Bancorp, Inc. 248,826
8,619 Seacoast Banking Corp. of
Florida 200,306
12,390 Selective Insurance Group, Inc. 1,259,939
14,397 ServisFirst Bancshares, Inc. 736,551
1,573 Shore Bancshares, Inc. 18,782
7,107 Sierra Bancorp 133,185
16,476 Simmons First National Corp.,
Class A 263,451
24,792 SiriusPoint Ltd. (Bermuda)* 264,779
6,095 Southern First Bancshares, Inc.* 179,071
6,544 Southern Missouri Bancorp, Inc. 281,981
6,552 Southside Bancshares, Inc. 179,721
10,011 SouthState Corp. 741,315
8,265 Stellar Bancorp, Inc. 197,203
4,019 StepStone Group, Inc., Class A 102,967
10,388 Stewart Information Services
Corp. 490,833
7,107 Stock Yards Bancorp, Inc. 313,561
36,648 StoneCo Ltd., Class A (Brazil)* 571,709
9,501 StoneX Group, Inc.* 580,796
7,530 Texas Capital Bancshares, Inc.* 413,246
3,645 Timberland Bancorp, Inc. 106,215
3,687 Tompkins Financial Corp. 195,300
13,712 Towne Bank 360,077
8,979 TriCo Bancshares 309,057
3,925 Triumph Financial, Inc.* 266,390
5,723 TrustCo Bank Corp. 153,605
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
12,671 Trustmark Corp. $ 290,293
7,626 Two Harbors Investment Corp.
REIT 105,696
8,692 UMB Financial Corp. 622,869
17,794 United Bankshares, Inc. 589,159
18,047 United Community Banks, Inc. 444,859
6,724 Unity Bancorp, Inc. 184,439
8,374 Universal Insurance Holdings,
Inc. 142,023
6,800 Univest Financial Corp. 128,452
3,080 Upstart Holdings, Inc.*
(a)
82,421
69,736 Valley National Bancorp 634,598
10,016 Veritex Holdings, Inc. 191,706
4,390 Victory Capital Holdings, Inc.,
Class A 141,138
4,588 Virginia National Bankshares
Corp. 161,681
2,466 Virtus Investment Partners, Inc. 482,399
14,794 WaFd, Inc. 395,444
4,780 Walker & Dunlop, Inc. 401,616
6,725 Washington Trust Bancorp, Inc. 179,826
16,568 Waterstone Financial, Inc. 202,295
11,511 WesBanco, Inc. 306,423
12,839 West BanCorp, Inc. 227,379
7,978 Westamerica BanCorp 404,564
50,086 WisdomTree, Inc. 326,060
833 World Acceptance Corp.* 92,838
12,512 WSFS Financial Corp. 482,588
80,405,325
Health Care – 11.0%
7,476 4D Molecular Therapeutics, Inc.* 95,095
7,453 89bio, Inc.* 59,922
39,715 ACADIA Pharmaceuticals, Inc.* 884,850
19,680 AdaptHealth Corp.* 166,886
3,591 Addus HomeCare Corp.* 313,135
35,945 ADMA Biologics, Inc.* 132,997
3,596 Agios Pharmaceuticals, Inc.* 79,939
2,873 Akero Therapeutics, Inc.* 48,094
23,859 Alignment Healthcare, Inc.* 178,943
51,360 Alkermes PLC* 1,239,830
18,245 Alphatec Holdings, Inc.* 216,568
23,044 Amicus Therapeutics, Inc.* 253,945
13,306 AMN Healthcare Services, Inc.* 902,147
118,458 Amneal Pharmaceuticals, Inc.* 510,554
13,787 Amphastar Pharmaceuticals,
Inc.* 776,484
15,503 AngioDynamics, Inc.* 101,235
3,493 ANI Pharmaceuticals, Inc.* 173,986
12,394 Anika Therapeutics, Inc.* 271,553
2,979 Apollo Medical Holdings, Inc.* 98,992
4,966 Arcellx, Inc.* 260,864
13,234 Arcturus Therapeutics Holdings,
Inc.* 316,822
24,860 Ardelyx, Inc.* 112,119
6,065 Arrowhead Pharmaceuticals,
Inc.* 128,578
85,618 Assertio Holdings, Inc.* 87,330
6,614 Astria Therapeutics, Inc.* 30,755
7,140 AtriCure, Inc.* 253,327

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
236 Atrion Corp. $ 72,771
9,627 Aurinia Pharmaceuticals, Inc.
(Canada)* 83,177
12,583 Avanos Medical, Inc.* 271,164
13,462 Avita Medical, Inc.* 143,505
3,162 Axonics, Inc.* 177,040
4,805 Axsome Therapeutics, Inc.* 324,097
2,836 Blueprint Medicines Corp.* 197,499
6,177 Bridgebio Pharma, Inc.* 177,342
7,068 Cabaletta Bio, Inc.* 113,441
42,306 CareDx, Inc.* 410,791
73,715 Catalyst Pharmaceuticals, Inc.* 1,063,707
4,116 Celldex Therapeutics, Inc.* 124,344
66,131 Cerus Corp.* 106,471
18,827 Codexis, Inc.* 44,432
32,705 Collegium Pharmaceutical, Inc.* 838,229
13,622 Computer Programs and
Systems, Inc.* 143,167
2,034 CONMED Corp. 218,187
53,572 Corcept Therapeutics, Inc.* 1,364,479
8,835 CorMedix, Inc.* 28,714
3,198 CorVel Corp.* 667,934
28,190 Cross Country Healthcare, Inc.* 571,411
9,167 CryoPort, Inc.* 128,521
6,206 CVRx, Inc.* 127,037
11,350 Cymabay Therapeutics, Inc.* 217,126
3,817 Cytokinetics, Inc.* 127,793
4,907 Denali Therapeutics, Inc.* 90,878
1,661 Disc Medicine, Inc.* 91,654
64,021 Dynavax Technologies Corp.* 877,088
3,418 Dyne Therapeutics, Inc.* 37,871
9,905 Eagle Pharmaceuticals, Inc.* 57,944
17,135 Embecta Corp. 314,256
36,650 Emergent BioSolutions, Inc.* 78,431
8,631 Enhabit, Inc.* 92,006
3,123 Enliven Therapeutics, Inc.* 35,165
9,836 Ensign Group, Inc. (The) 1,053,141
18,476 Entrada Therapeutics, Inc.* 239,634
8,980 Evolent Health, Inc., Class A* 249,644
25,449 Evolus, Inc.* 241,002
10,286 Fulgent Genetics, Inc.* 283,688
3,610 Glaukos Corp.* 230,643
5,762 Haemonetics Corp.* 465,973
19,971 Halozyme Therapeutics, Inc.* 771,080
17,787 Harmony Biosciences Holdings,
Inc.* 516,890
7,446 Harrow, Inc.* 68,727
37,990 Harvard Bioscience, Inc.* 161,837
8,906 HealthEquity, Inc.* 596,880
9,407 HealthStream, Inc. 235,175
3,853 Ideaya Biosciences, Inc.* 121,177
12,648 ImmunoGen, Inc.* 371,219
4,617 Immunovant, Inc.* 180,663
7,504 Inari Medical, Inc.* 447,914
17,444 InfuSystem Holdings, Inc.* 174,963
12,228 Inmode Ltd.* 290,415
46,990 Innoviva, Inc.* 650,812
3,506 Inogen, Inc.* 20,405
7,067 Insmed, Inc.* 176,816
6,798 Integer Holdings Corp.* 592,922
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
3,949 Intellia Therapeutics, Inc.* $ 117,009
16,832 Intra-Cellular Therapies, Inc.* 1,032,980
2,689 iRadimed Corp. 118,155
6,530 iRhythm Technologies, Inc.* 556,878
74,188 Ironwood Pharmaceuticals, Inc.* 734,461
12,151 iTeos Therapeutics, Inc.* 113,733
10,731 Joint Corp. (The)* 94,325
109,984 Karyopharm Therapeutics, Inc.* 84,688
43 Keros Therapeutics, Inc.* 1,305
19,451 Kiniksa Pharmaceuticals Ltd.,
Class A* 314,523
1,293 Krystal Biotech, Inc.* 134,769
11,817 Lantheus Holdings, Inc.* 846,334
7,544 LeMaitre Vascular, Inc. 397,569
5,827 Ligand Pharmaceuticals, Inc.* 339,772
3,987 Liquidia Corp.* 28,547
6,897 LivaNova PLC* 309,330
593 Madrigal Pharmaceuticals, Inc.* 120,557
24,585 MannKind Corp.* 88,998
7,953 Merit Medical Systems, Inc.* 569,117
2,063 Mesa Laboratories, Inc. 176,118
90,497 MiMedx Group, Inc.* 703,162
3,366 Mirum Pharmaceuticals, Inc.* 107,948
2,455 Morphic Holding, Inc.* 58,183
135,218 Multiplan Corp.* 175,783
5,136 Mural Oncology PLC (Ireland)* 18,541
37,613 Myriad Genetics, Inc.* 718,032
5,274 National HealthCare Corp. 403,830
8,335 National Research Corp. 345,319
17,997 Neogen Corp.* 305,409
12,040 NeoGenomics, Inc.* 218,767
6,236 Nevro Corp.* 108,008
2,143 Nuvalent, Inc., Class A* 140,088
60,555 Ocular Therapeutix, Inc.* 150,176
9,717 Omega Therapeutics, Inc.* 22,252
31,975 Omeros Corp.*
(a)
70,025
1,368 OmniAb, Inc. 12.5 Earnout*
(b)
—
1,368 OmniAb, Inc. 15.00 Earnout*
(b)
—
5,971 Omnicell, Inc.* 199,193
89,912 OPKO Health, Inc.* 131,272
23,035 Option Care Health, Inc.* 685,291
34,155 OraSure Technologies, Inc.* 250,015
66,836 Organogenesis Holdings, Inc.* 170,432
16,875 Orthofix Medical, Inc.* 186,469
23,251 Ovid therapeutics, Inc.* 69,172
20,077 Owens & Minor, Inc.* 399,131
15,388 Pacific Biosciences of California,
Inc.* 130,490
14,334 Pacira BioSciences, Inc.* 391,032
21,333 Patterson Cos., Inc. 542,072
21,457 Pediatrix Medical Group, Inc.* 179,810
15,703 PetIQ, Inc.* 273,546
7,663 Phathom Pharmaceuticals, Inc.* 53,564
19,477 Phibro Animal Health Corp.,
Class A 186,784
9,922 Phreesia, Inc.* 152,898
15,604 Point Biopharma Global, Inc.* 212,214
31,354 Poseida Therapeutics, Inc.* 83,715
16,781 Prestige Consumer Healthcare,
Inc.* 962,390

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
5,861 Progyny, Inc.* $ 201,384
5,836 Protagonist Therapeutics, Inc.* 106,274
54,545 Protalix BioTherapeutics, Inc.* 82,363
3,397 Prothena Corp. PLC (Ireland)* 110,674
15,108 PTC Therapeutics, Inc.* 347,786
4,082 Pulmonx Corp.* 44,494
4,108 Quanterix Corp.* 98,469
9,558 RadNet, Inc.* 317,612
5,343 REVOLUTION Medicines, Inc.* 124,652
5,034 Rhythm Pharmaceuticals, Inc.* 168,287
3,623 RxSight, Inc.* 109,270
3,688 Sanara Medtech, Inc.* 119,491
53,610 Sangamo Therapeutics, Inc.* 23,052
30,202 Savara, Inc.*
(a)
116,278
3,399 Schrodinger, Inc.* 105,675
3,496 scPharmaceuticals, Inc.* 19,018
15,189 Select Medical Holdings Corp. 343,271
4,857 Semler Scientific, Inc.* 187,189
10,763 SI-BONE, Inc.* 204,066
44,746 SIGA Technologies, Inc. 242,971
6,694 Silk Road Medical, Inc.* 62,455
5,110 SpringWorks Therapeutics, Inc.* 155,293
9,509 STAAR Surgical Co.* 298,202
34,006 Supernus Pharmaceuticals, Inc.* 926,663
6,530 Surgery Partners, Inc.* 213,857
6,660 Surmodics, Inc.* 218,581
18,521 Tactile Systems Technology,
Inc.* 246,885
6,935 Taro Pharmaceutical Industries
Ltd.* 249,660
12,464 Tela Bio, Inc.* 64,937
12,987 TG Therapeutics, Inc.* 166,363
13,159 Theravance Biopharma, Inc.* 137,906
1,559 TransMedics Group, Inc.* 117,985
9,753 Travere Therapeutics, Inc.* 61,249
2,080 UFP Technologies, Inc.* 346,237
18,998 UroGen Pharma Ltd.* 250,584
2,652 US Physical Therapy, Inc. 225,500
53,015 Vanda Pharmaceuticals, Inc.* 197,216
14,429 Varex Imaging Corp.* 271,987
5,257 Vaxcyte, Inc.* 272,155
7,203 Vera Therapeutics, Inc.* 97,601
8,177 Veracyte, Inc.* 209,331
37,900 Veradigm, Inc.* 435,092
23,793 Vericel Corp.* 845,603
10,270 Verrica Pharmaceuticals, Inc.* 37,794
33,153 Viemed Healthcare, Inc.* 257,599
8,122 Vigil Neuroscience, Inc.* 25,828
7,009 Viking Therapeutics, Inc.* 85,650
19,497 Vir Biotechnology, Inc.* 185,027
27,145 Voyager Therapeutics, Inc.* 197,073
6,913 Xencor, Inc.* 126,784
17,441 Xeris Biopharma Holdings, Inc.* 32,440
11,051 Y-mAbs Therapeutics, Inc.* 68,627
5,246 Zentalis Pharmaceuticals, Inc.* 59,017
11,480 Zimvie, Inc.* 108,486
19,137 Zynex, Inc.* 175,295
50,741,661
Shares Description Value
aa
Common Stocks – (continued)
Industrials – 19.1%
10,520 AAON, Inc. $ 658,552
9,165 AAR Corp.* 635,134
12,533 ABM Industries, Inc. 513,728
27,842 ACCO Brands Corp. 149,790
15,014 ACV Auctions, Inc., Class A* 234,669
2,815 AeroVironment, Inc.* 387,372
6,185 AerSale Corp.* 86,281
4,350 Air Transport Services Group,
Inc.* 69,208
3,155 Alamo Group, Inc. 579,573
4,317 Albany International Corp.,
Class A 370,485
43,955 Alight, Inc., Class A* 336,256
10,729 Allient, Inc. 279,812
7,548 Alta Equipment Group, Inc. 72,008
4,175 American Woodmark Corp.* 302,270
27,968 API Group Corp.* 848,829
11,370 Apogee Enterprises, Inc. 512,787
11,764 Applied Industrial Technologies,
Inc. 1,883,063
6,583 ArcBest Corp. 784,628
13,330 Archer Aviation, Inc., Class A*
(a)
79,713
9,555 Arcosa, Inc. 708,981
3,326 Argan, Inc. 155,125
11,250 Array Technologies, Inc.* 174,037
12,308 ASGN, Inc.* 1,098,366
7,185 Astec Industries, Inc. 223,382
8,029 Asure Software, Inc.* 63,991
12,879 Atkore, Inc.* 1,672,982
5,088 AZZ, Inc. 250,177
22,422 Babcock & Wilcox Enterprises,
Inc.* 31,839
7,291 Barnes Group, Inc. 192,337
2,592 Barrett Business Services, Inc. 284,990
13,021 Beacon Roofing Supply, Inc.* 1,046,368
6,144 Blue Bird Corp.* 117,228
8,565 BlueLinx Holdings, Inc.* 752,435
16,221 Boise Cascade Co. 1,772,955
9,761 Bowman Consulting Group
Ltd.*
(a)
300,932
5,731 Brink’s Co. (The) 452,176
5,380 Casella Waste Systems, Inc.,
Class A* 435,134
10,566 CBIZ, Inc.* 611,666
7,039 CECO Environmental Corp.* 135,501
3,957 Chart Industries, Inc.* 514,529
9,447 Cimpress PLC (Ireland)* 665,919
8,305 Columbus McKinnon Corp. 290,011
8,623 Comfort Systems USA, Inc. 1,669,240
14,237 Commercial Vehicle Group, Inc.* 92,825
86,262 Conduent, Inc.* 262,236
2,820 Construction Partners, Inc., Class
A* 118,327
34,545 CoreCivic, Inc.* 499,866
14,776 Costamare, Inc. (Monaco) 149,385
3,987 Covenant Logistics Group, Inc. 169,727
3,919 CRA International, Inc. 371,404
12,176 CSG Systems International, Inc. 598,937
4,376 CSW Industrials, Inc. 775,996
16,555 Deluxe Corp. 302,791

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
8,800 Distribution Solutions Group,
Inc.* $ 224,048
3,359 Douglas Dynamics, Inc. 91,768
2,577 Ducommun, Inc.* 129,829
14,121 DXP Enterprises, Inc.* 413,463
4,064 Dycom Industries, Inc.* 422,128
5,212 Eagle Bulk Shipping, Inc. 236,885
8,009 Encore Wire Corp. 1,476,059
22,847 Energy Recovery, Inc.* 435,464
13,460 Enerpac Tool Group Corp. 367,458
5,958 EnerSys 527,164
7,357 Ennis, Inc. 156,189
7,424 Enovix Corp.* 82,184
4,994 Enpro Industries, Inc. 641,379
3,537 Enviri Corp.* 20,868
3,498 ESCO Technologies, Inc. 367,220
4,236 EVI Industries, Inc.
(a)
109,712
31,775 ExlService Holdings, Inc.* 901,457
4,531 Exponent, Inc. 348,706
8,823 Federal Signal Corp. 608,258
10,403 First Advantage Corp. 161,351
5,418 Fluence Energy, Inc.*
(a)
135,883
19,496 Fluor Corp.* 741,433
7,674 Forrester Research, Inc.* 185,557
10,506 Forward Air Corp. 667,446
11,943 Franklin Covey Co.* 464,344
11,902 Franklin Electric Co., Inc. 1,059,278
10,771 FTAI Aviation Ltd. 443,873
3,550 GATX Corp. 386,950
12,585 Genco Shipping & Trading Ltd. 195,319
7,779 Gencor Industries, Inc.* 116,218
50,330 GEO Group, Inc. (The)* 510,849
5,834 Gibraltar Industries, Inc.* 391,986
12,419 Global Industrial Co. 442,241
22,433 GMS, Inc.* 1,517,368
3,933 Gorman-Rupp Co. (The) 124,204
65,527 GrafTech International Ltd. 161,852
4,798 Granite Construction, Inc. 220,468
3,455 Greenbrier Cos., Inc. (The) 130,288
13,175 Griffon Corp. 613,033
7,051 H&E Equipment Services, Inc. 312,430
7,437 Heartland Express, Inc. 99,805
5,356 Heidrick & Struggles
International, Inc. 145,576
3,401 Helios Technologies, Inc. 130,530
3,617 Herc Holdings, Inc. 447,278
14,311 Hillenbrand, Inc. 554,408
11,370 Hillman Solutions Corp.* 83,228
3,032 HireQuest, Inc. 44,904
21,515 HNI Corp. 840,591
10,325 Hub Group, Inc., Class A* 780,054
38,852 Hudson Technologies, Inc.* 479,822
6,002 Huron Consulting Group, Inc.* 625,228
778 Hyster-Yale Materials Handling,
Inc. 37,087
5,246 ICF International, Inc. 734,178
8,021 IES Holdings, Inc.* 561,229
23,299 Innodata, Inc.* 157,501
9,057 Insperity, Inc. 1,030,234
6,936 Insteel Industries, Inc. 235,963
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
23,296 Interface, Inc. $ 235,523
19,279 Janus International Group, Inc.* 203,393
18,404 JELD-WEN Holding, Inc.* 294,096
35,080 Joby Aviation, Inc.* 209,077
5,112 John Bean Technologies Corp. 528,070
4,139 Kadant, Inc. 1,078,706
5,323 Kaman Corp. 107,897
16,706 Kelly Services, Inc., Class A 347,318
10,399 Kennametal, Inc. 242,401
14,978 Kforce, Inc. 1,043,967
10,561 Korn Ferry 546,426
6,538 Kratos Defense & Security
Solutions, Inc.* 124,549
34,809 Legalzoom.com, Inc.* 401,348
19,158 Leonardo DRS, Inc.* 353,082
3,850 Limbach Holdings, Inc.* 146,762
2,045 Lindsay Corp. 243,989
25,616 LSI Industries, Inc. 335,826
11,704 Manitowoc Co., Inc. (The)* 167,718
7,740 Marten Transport Ltd. 145,899
4,927 Masonite International Corp.* 437,764
12,519 Masterbrand, Inc.* 168,005
10,921 Matson, Inc. 1,045,904
7,078 Matthews International Corp.,
Class A 241,714
11,672 Maximus, Inc. 974,495
5,170 Mayville Engineering Co., Inc.* 65,659
2,563 McGrath RentCorp 260,631
2,799 Miller Industries, Inc. 111,232
13,254 MillerKnoll, Inc. 341,953
18,621 Mistras Group, Inc.* 123,271
5,810 Moog, Inc., Class A 813,458
28,163 MRC Global, Inc.* 291,205
35,285 Mueller Industries, Inc. 1,465,386
21,271 Mueller Water Products, Inc.,
Class A 282,692
5,302 MYR Group, Inc.* 659,675
1,373 National Presto Industries, Inc. 102,591
3,358 NEXTracker, Inc., Class A* 136,469
5,513 Northwest Pipe Co.* 149,513
66,535 NOW, Inc.* 663,354
4,813 NV5 Global, Inc.* 468,209
2,961 Omega Flex, Inc. 208,810
9,038 OPENLANE, Inc.* 132,136
3,576 PAM Transportation Services,
Inc.* 67,443
10,590 Pangaea Logistics Solutions Ltd. 74,130
10,913 Parsons Corp.* 679,771
21,136 PGT Innovations, Inc.* 680,368
5,473 Powell Industries, Inc. 455,135
2,407 Preformed Line Products Co. 299,936
12,486 Primoris Services Corp. 379,075
6,642 Proto Labs, Inc.* 240,440
15,308 Quanex Building Products Corp. 471,333
35,871 Radiant Logistics, Inc.* 215,585
27,136 Resideo Technologies, Inc.* 445,844
29,720 Resources Connection, Inc. 404,192
15,878 REV Group, Inc. 250,714
16,558 Rocket Lab USA, Inc.* 72,524
20,850 Rush Enterprises, Inc., Class A 827,119

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
9,160 Rush Enterprises, Inc., Class B $ 399,468
35,020 RXO, Inc.* 734,019
45,886 Safe Bulkers, Inc. (Greece) 178,038
7,792 Shoals Technologies Group, Inc.,
Class A* 107,919
19,695 Shyft Group, Inc. (The) 218,024
11,399 Simpson Manufacturing Co., Inc. 1,903,291
6,484 SkyWest, Inc.* 306,564
7,475 SP Plus Corp.* 382,346
6,440 Spirit Airlines, Inc. 95,441
6,645 SPX Technologies, Inc.* 566,885
2,393 Standex International Corp. 320,231
33,095 Steelcase, Inc., Class A 407,399
8,158 Sterling Infrastructure, Inc.* 518,115
7,898 Tennant Co. 676,227
12,418 Terex Corp. 614,691
10,774 Textainer Group Holdings Ltd.
(China) 530,404
5,600 Thermon Group Holdings, Inc.* 168,840
15,197 Titan International, Inc.* 198,625
14,605 Titan Machinery, Inc.* 333,870
6,855 Transcat, Inc.* 671,653
6,369 TriNet Group, Inc.* 738,358
6,129 Trinity Industries, Inc. 152,980
25,412 TrueBlue, Inc.* 354,243
5,012 TTEC Holdings, Inc. 93,825
17,101 Tutor Perini Corp.* 143,135
16,595 UFP Industries, Inc. 1,819,310
2,875 UniFirst Corp. 496,225
22,780 Upwork, Inc.* 320,970
6,862 V2X, Inc.* 290,949
21,258 Verra Mobility Corp.* 426,861
7,291 Vicor Corp.* 266,632
14,510 Wabash National Corp. 318,059
7,746 Watts Water Technologies, Inc.,
Class A 1,491,182
9,358 Werner Enterprises, Inc. 374,414
8,257 Willdan Group, Inc.* 165,140
11,941 Zurn Elkay Water Solutions
Corp. 351,543
87,875,837
Information Technology – 12.8%
95,478 8x8, Inc.* 295,027
45,780 A10 Networks, Inc. 571,792
19,439 ACI Worldwide, Inc.* 519,799
33,864 Adeia, Inc. 311,210
6,991 Advanced Energy Industries, Inc. 664,495
4,707 Aehr Test Systems* 108,073
8,725 Agilysys, Inc.* 751,135
10,072 Alarm.com Holdings, Inc.* 548,723
10,308 Alpha & Omega Semiconductor
Ltd.* 220,488
9,950 Altair Engineering, Inc., Class
A* 720,977
5,362 Ambarella, Inc.* 314,803
12,054 American Software, Inc., Class A 119,696
31,040 Amkor Technology, Inc. 874,397
5,226 Appfolio, Inc., Class A* 989,020
8,693 Appian Corp., Class A* 315,034
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
19,360 Applied Digital Corp.*
(a)
$ 90,411
29,300 Arlo Technologies, Inc.* 266,337
10,041 Asana, Inc., Class A* 210,961
28,154 Aurora Innovation, Inc.* 61,657
8,859 Axcelis Technologies, Inc.* 1,100,996
7,328 Badger Meter, Inc. 1,079,927
5,866 Bel Fuse, Inc., Class B 317,351
7,500 Belden, Inc. 498,300
11,083 Benchmark Electronics, Inc. 276,521
10,307 BigCommerce Holdings, Inc.,
Series 1* 89,877
44,666 Bit Digital, Inc. (China)*
(a)
115,238
7,966 Blackbaud, Inc.* 599,362
2,389 BlackLine, Inc.* 138,204
32,039 Box, Inc., Class A* 838,461
1,873 Braze, Inc., Class A* 102,903
37,784 Brightcove, Inc.* 92,571
4,798 C3.ai, Inc., Class A*
(a)
139,718
14,116 Calix, Inc.* 544,736
5,865 Cambium Networks Corp.* 27,390
5,937 Cerence, Inc.* 102,651
5,683 CEVA, Inc.* 123,662
6,465 Clearfield, Inc.*
(a)
164,470
2,944 Climb Global Solutions, Inc. 140,399
13,413 Cohu, Inc.* 425,594
44,313 CommScope Holding Co., Inc.* 74,003
13,143 CommVault Systems, Inc.* 967,062
7,391 Consensus Cloud Solutions, Inc.* 136,142
5,517 CoreCard Corp.* 71,886
6,790 Corsair Gaming, Inc.* 87,659
7,846 Couchbase, Inc.* 154,095
3,201 CPI Card Group, Inc.* 56,946
8,156 Credo Technology Group
Holding Ltd.* 146,074
6,614 CTS Corp. 256,292
13,778 Daktronics, Inc.* 143,705
11,830 Digi International, Inc.* 278,478
28,111 Digital Turbine, Inc.* 130,716
13,509 Diodes, Inc.* 897,268
20,988 Domo, Inc., Class B* 199,176
20,462 Ebix, Inc.
(a)
80,620
19,062 eGain Corp.* 145,252
6,083 Envestnet, Inc.* 231,336
8,551 ePlus, Inc.* 542,817
5,399 Everbridge, Inc.* 109,924
15,126 Evolv Technologies Holdings,
Inc.* 60,504
51,878 Extreme Networks, Inc.* 837,311
5,190 Fabrinet (Thailand)* 840,261
5,394 Fastly, Inc., Class A* 89,594
16,384 FormFactor, Inc.* 615,711
12,215 Freshworks, Inc., Class A* 244,544
15,904 Grid Dynamics Holdings, Inc.* 201,663
22,038 Hackett Group, Inc. (The) 491,668
25,167 Harmonic, Inc.* 278,347
7,981 Ichor Holdings Ltd.* 208,544
7,753 Immersion Corp. 50,239
6,545 Impinj, Inc.* 547,097
36,610 Infinera Corp.* 142,413
33,941 Information Services Group, Inc. 141,195

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
8,429 Insight Enterprises, Inc.* $ 1,276,319
3,280 Intapp, Inc.* 123,000
4,574 InterDigital, Inc. 457,034
10,424 inTEST Corp.* 136,242
9,560 IonQ, Inc.*
(a)
116,919
4,821 Itron, Inc.* 324,839
10,016 Kimball Electronics, Inc.* 246,794
23,116 Knowles Corp.* 366,851
16,306 Kulicke & Soffa Industries, Inc.
(Singapore) 840,085
11,794 LiveRamp Holdings, Inc.* 391,089
23,182 Luna Innovations, Inc.* 147,669
6,383 MACOM Technology Solutions
Holdings, Inc.* 536,044
9,290 Marathon Digital Holdings, Inc.* 111,201
24,042 MaxLinear, Inc.* 450,307
9,777 Methode Electronics, Inc. 232,008
624 MicroStrategy, Inc., Class A* 310,939
20,671 Mitek Systems, Inc.* 233,376
7,904 Model N, Inc.* 181,397
9,895 N-able, Inc.* 117,849
20,047 Napco Security Technologies,
Inc. 613,438
15,692 Navitas Semiconductor Corp.* 108,902
9,688 NETGEAR, Inc.* 132,144
18,111 NetScout Systems, Inc.* 363,669
5,886 Novanta, Inc.* 850,174
3,162 NVE Corp. 226,621
14,717 OneSpan, Inc.* 147,611
9,917 Onto Innovation, Inc.* 1,398,396
3,892 OSI Systems, Inc.* 479,845
6,678 PagerDuty, Inc.* 145,580
10,815 PC Connection, Inc. 644,898
7,142 PDF Solutions, Inc.* 214,189
8,707 Perficient, Inc.* 538,789
27,094 Photronics, Inc.* 572,496
5,727 Plexus Corp.* 583,524
10,994 Power Integrations, Inc. 840,052
4,833 PowerSchool Holdings, Inc.,
Class A* 112,706
12,648 Progress Software Corp. 681,221
5,565 PROS Holdings, Inc.* 203,401
4,212 Q2 Holdings, Inc.* 149,610
6,958 Qualys, Inc.* 1,286,117
56,511 Rackspace Technology, Inc.* 71,204
24,458 Rambus, Inc.* 1,655,073
8,246 Rapid7, Inc.* 446,521
2,061 Red Violet, Inc.* 43,116
44,423 Ribbon Communications, Inc.* 94,621
5,177 Richardson Electronics Ltd. 67,405
13,568 Riot Platforms, Inc.* 170,278
947 Rogers Corp.* 122,542
14,776 Sanmina Corp.* 740,425
9,213 Sapiens International Corp. NV
(Israel) 237,050
8,892 ScanSource, Inc.* 297,260
21,171 SEMrush Holdings, Inc., Class
A* 231,187
7,724 Semtech Corp.* 126,442
4,502 Silicon Laboratories, Inc.* 474,376
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
842 SiTime Corp.* $ 93,125
18,151 SMART Global Holdings, Inc.* 302,396
18,894 SolarWinds Corp.* 218,981
5,265 SoundThinking, Inc.* 117,199
12,721 Sprinklr, Inc., Class A* 199,465
7,375 Sprout Social, Inc., Class A* 419,637
8,121 SPS Commerce, Inc.* 1,399,086
11,786 Squarespace, Inc., Class A* 330,362
7,744 Super Micro Computer, Inc.* 2,117,752
8,962 Synaptics, Inc.* 907,313
14,215 Tenable Holdings, Inc.* 588,359
32,453 Thoughtworks Holding, Inc.* 126,567
30,761 TTM Technologies, Inc.* 461,723
6,630 Turtle Beach Corp.* 74,985
12,283 Ultra Clean Holdings, Inc.* 333,361
31,711 Unisys Corp.* 151,896
14,897 Varonis Systems, Inc.* 624,035
10,551 Veeco Instruments, Inc.* 301,020
13,087 Verint Systems, Inc.* 321,548
39,138 Viavi Solutions, Inc.* 316,235
27,960 Vishay Intertechnology, Inc. 621,551
7,988 Vishay Precision Group, Inc.* 243,554
11,281 Weave Communications, Inc.* 106,493
7,840 Workiva, Inc.* 753,973
24,610 Xerox Holdings Corp. 344,294
12,662 Xperi, Inc.* 130,672
36,719 Yext, Inc.* 243,447
34,856 Zeta Global Holdings Corp.,
Class A* 284,773
24,105 Zuora, Inc., Class A* 219,838
58,355,393
Materials – 4.6%
9,164 AdvanSix, Inc. 239,455
6,521 Alpha Metallurgical Resources,
Inc. 1,829,532
19,238 American Vanguard Corp. 180,452
6,506 Arch Resources, Inc. 1,079,736
10,676 ATI, Inc.* 469,210
15,777 Avient Corp. 541,940
3,546 Balchem Corp. 442,257
9,056 Cabot Corp. 687,350
6,871 Carpenter Technology Corp. 486,536
6,065 Clearwater Paper Corp.* 212,700
27,854 Commercial Metals Co. 1,262,622
18,288 Constellium SE* 318,211
7,523 Core Molding Technologies,
Inc.* 135,339
21,986 Ecovyst, Inc.* 209,307
5,715 Greif, Inc., Class A 399,479
5,087 Hawkins, Inc. 312,545
1,092 Haynes International, Inc. 53,595
8,865 HB Fuller Co. 670,903
38,924 Hecla Mining Co. 193,842
7,356 Ingevity Corp.* 285,339
7,650 Innospec, Inc. 803,785
1,645 Kaiser Aluminum Corp. 96,200
3,733 Knife River Corp.* 222,785
5,060 Koppers Holdings, Inc. 228,560
13,369 Livent Corp.* 183,957

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Materials – (continued)
12,818 LSB Industries, Inc.* $ 109,850
4,267 Materion Corp. 482,640
9,672 Mativ Holdings, Inc. 113,162
6,276 Minerals Technologies, Inc. 393,129
32,803 Myers Industries, Inc. 577,989
4,347 Novagold Resources, Inc.
(Canada)* 18,257
23,289 O-I Glass, Inc.* 343,746
9,140 Olympic Steel, Inc. 516,684
24,558 Orion SA (Germany) 585,217
13,327 Pactiv Evergreen, Inc. 152,461
1,185 Quaker Chemical Corp. 211,866
17,175 Ramaco Resources, Inc., Class
A
(a)
286,823
2,418 Ramaco Resources, Inc., Class B 36,173
37,704 Rayonier Advanced Materials,
Inc.* 124,423
18,871 Ryerson Holding Corp. 584,435
14,639 Schnitzer Steel Industries, Inc.,
Class A 375,198
8,255 Sensient Technologies Corp. 478,295
2,566 Stepan Co. 211,875
15,726 Summit Materials, Inc., Class A* 545,535
39,917 SunCoke Energy, Inc. 371,627
4,503 Sylvamo Corp. 226,411
20,620 TimkenSteel Corp.* 418,998
9,686 TriMas Corp. 248,252
11,570 Trinseo PLC 66,875
17,617 Tronox Holdings PLC 224,617
1,953 United States Lime & Minerals,
Inc. 414,056
24,063 Warrior Met Coal, Inc. 1,346,806
7,040 Worthington Industries, Inc. 504,768
21,515,805
Real Estate – 5.5%
15,562 Acadia Realty Trust REIT 235,297
27,825 Alexander & Baldwin, Inc. REIT 466,069
549 Alexander's, Inc. REIT 100,994
5,775 Alpine, Inc.ome Property Trust,
Inc. REIT 94,306
8,371 American Assets Trust, Inc.
REIT 168,592
34,991 Anywhere Real Estate, Inc.* 188,252
60,874 Apartment Investment and
Management Co., Class A REIT* 419,422
43,259 Apple Hospitality REIT, Inc.
REIT 721,128
11,057 Armada Hoffler Properties, Inc.
REIT 121,406
20,723 Braemar Hotels & Resorts, Inc.
REIT 43,518
28,175 Brandywine Realty Trust REIT 125,660
22,176 Broadstone Net Lease, Inc. REIT 354,816
9,101 BRT Apartments Corp. REIT 165,638
17,049 CareTrust REIT, Inc. REIT 393,491
8,378 CBL & Associates Properties,
Inc. REIT 196,883
2,649 Centerspace REIT 141,298
16,750 Chatham Lodging Trust REIT 165,992
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – (continued)
23,412 City Office REIT, Inc. REIT $ 113,080
6,151 Community Healthcare Trust,
Inc. REIT 166,692
152,695 Compass, Inc., Class A* 338,983
17,941 COPT Defense Properties REIT 434,172
11,386 CTO Realty Growth, Inc. REIT 192,423
37,746 Cushman & Wakefield PLC* 309,895
37,705 DiamondRock Hospitality Co.
REIT 313,706
5,348 DigitalBridge Group, Inc. 92,306
73,108 Douglas Elliman, Inc. 142,561
21,315 Douglas Emmett, Inc. REIT 260,469
14,426 Easterly Government Properties,
Inc. REIT 168,207
10,650 Elme Communities REIT 139,941
40,316 Empire State Realty Trust, Inc.,
Class A REIT 361,231
10,566 Equity Commonwealth REIT 198,535
13,651 Essential Properties Realty Trust,
Inc. REIT 324,211
49,525 eXp World Holdings, Inc. 599,748
11,481 Farmland Partners, Inc. REIT 142,135
11,352 Forestar Group, Inc.* 346,577
15,785 Four Corners Property Trust, Inc.
REIT 362,897
3,835 FRP Holdings, Inc.* 211,500
8,711 Getty Realty Corp. REIT 256,365
11,660 Gladstone Commercial Corp.
REIT 145,750
6,305 Gladstone Land Corp. REIT 90,477
9,792 Global Medical REIT, Inc. REIT 98,214
47,155 Global Net Lease, Inc. REIT 414,021
25,742 Hudson Pacific Properties, Inc.
REIT 151,106
22,681 Independence Realty Trust, Inc.
REIT 308,915
3,380 Innovative Industrial Properties,
Inc. REIT 276,011
6,994 InvenTrust Properties Corp.
REIT 168,695
12,880 JBG SMITH Properties REIT 176,714
8,490 Kennedy-Wilson Holdings, Inc. 96,361
37,764 Kite Realty Group Trust REIT 797,576
7,325 LTC Properties, Inc. REIT 238,941
39,328 LXP Industrial Trust REIT 345,300
32,650 Macerich Co. (The) REIT 374,495
21,226 Marcus & Millichap, Inc. 730,387
6,969 National Health Investors, Inc.
REIT 378,138
5,563 NETSTREIT Corp. REIT 85,559
22,396 Newmark Group, Inc., Class A 184,319
6,120 NexPoint Residential Trust, Inc.
REIT 186,354
18,067 Office Properties Income Trust
REIT 100,814
25,178 Opendoor Technologies, Inc.* 75,786
17,696 Orion Office REIT, Inc. REIT 91,311
23,877 Outfront Media, Inc. REIT 292,016
43,343 Paramount Group, Inc. REIT 203,712

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – (continued)
21,750 Pebblebrook Hotel Trust REIT $ 277,312
12,521 Phillips Edison & Co., Inc. REIT 441,240
32,300 Physicians Realty Trust REIT 377,264
28,029 Piedmont Office Realty Trust,
Inc., Class A REIT 174,340
6,597 Plymouth Industrial REIT, Inc.
REIT 143,485
11,660 Postal Realty Trust, Inc., Class
A REIT 163,240
21,474 PotlatchDeltic Corp. REIT 984,368
15,170 RE/MAX Holdings, Inc., Class A 139,564
17,074 Redfin Corp.* 119,006
20,573 Retail Opportunity Investments
Corp. REIT 264,775
28,202 RLJ Lodging Trust REIT 301,479
11,346 RMR Group, Inc. (The), Class A 270,375
24,601 RPT Realty REIT 285,864
9,133 Ryman Hospitality Properties,
Inc. REIT 916,497
36,478 Sabra Health Care REIT, Inc.
REIT 532,579
2,578 Saul Centers, Inc. REIT 95,257
37,292 Service Properties Trust REIT 266,638
26,158 SITE Centers Corp. REIT 345,024
5,232 SL Green Realty Corp. REIT 191,334
6,014 St Joe Co. (The) 309,300
36,792 Summit Hotel Properties, Inc.
REIT 230,318
36,664 Sunstone Hotel Investors, Inc.
REIT 362,240
22,549 Tanger, Inc. REIT 562,823
10,480 Terreno Realty Corp. REIT 598,513
11,208 UMH Properties, Inc. REIT 158,257
54,767 Uniti Group, Inc. REIT 302,861
3,070 Universal Health Realty Income
Trust REIT 122,401
12,573 Urban Edge Properties REIT 210,598
20,223 Veris Residential, Inc. REIT 293,031
22,161 Whitestone REIT 242,885
20,488 Xenia Hotels & Resorts, Inc.
REIT 250,158
25,522,394
Utilities – 3.2%
11,746 ALLETE, Inc. 651,668
11,260 American States Water Co. 899,674
13,953 Avista Corp. 473,704
12,598 Black Hills Corp. 649,931
26,709 Brookfield Infrastructure Corp.,
Class A (Canada) 829,582
9,184 California Water Service Group 464,435
4,696 Chesapeake Utilities Corp. 448,938
14,572 Consolidated Water Co. Ltd.
(Cayman Islands) 525,903
19,201 Genie Energy Ltd., Class B 465,624
7,584 MGE Energy, Inc. 559,320
3,149 Middlesex Water Co. 201,221
54,419 Montauk Renewables, Inc.* 502,832
17,032 New Jersey Resources Corp. 718,750
5,536 Northwest Natural Holding Co. 202,728
Shares Description Value
aa
Common Stocks – (continued)
Utilities – (continued)
11,108 Northwestern Energy Group, Inc. $ 558,843
13,751 ONE Gas, Inc. 792,470
10,458 Ormat Technologies, Inc. 704,033
13,534 Otter Tail Corp. 1,032,780
18,033 PNM Resources, Inc. 749,632
19,983 Portland General Electric Co. 820,502
18,598 Pure Cycle Corp.* 185,980
3,969 RGC Resources, Inc. 69,656
5,408 SJW Group 354,981
11,576 Southwest Gas Holdings, Inc. 684,257
9,497 Spire, Inc. 579,412
5,254 Unitil Corp. 254,714
5,008 York Water Co. (The) 190,705
14,572,275
TOTAL COMMON STOCKS
(Cost $454,526,114)
450,603,155
Units Description Expiration Month Value
A
Rights – 0.0%
Health Care – 0.0%
4,104 Chinook
Therapeutics,
Inc.
(b)
12/25 1,601
45,824 Radius Health,
Inc.
(b)
12/25 3,666
5,267
Materials – 0.0%
15,501 Resolute Forest
Products
(b)
09/23 22,011
TOTAL RIGHTS
(Cost $0)
27,278
Shares Dividend Rate Value
aa
Investment Company – 1.9%
(c)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
8,588,262 5.260% 8,588,262
(Cost $8,588,262)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $463,114,376)
459,218,695

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.5%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
2,367,215 5.259% $ 2,367,215
(Cost $2,367,215)
TOTAL INVESTMENTS – 100.2%
(Cost $465,481,591)
$ 461,585,910
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.2)%
(963,857)
NET ASSETS – 100.0%
$ 460,622,053
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At November 30, 2023, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
E-Mini Russell 2000 Index 105 12/15/23 $ 9,514,050 $ 256,290

GOLDMAN SACHS ACTIVE BETA
®
WORLD LOW VOL PLUS EQUITY ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – 98.9%
Australia – 2.5%
51,323 ANZ Group Holdings Ltd.
(Financials) $ 829,304
139,687 Brambles Ltd. (Industrials) 1,235,544
285,257 Coles Group Ltd. (Consumer
Staples) 2,899,512
34,301 Computershare Ltd.
(Industrials) 536,969
36,815 EBOS Group Ltd. (Health Care) 841,335
102,903 Insurance Australia Group Ltd.
(Financials) 405,285
134,479 Lottery Corp. Ltd. (The)
(Consumer Discretionary) 410,165
576,246 Medibank Pvt Ltd. (Financials) 1,321,997
60,956 National Australia Bank Ltd.
(Financials) 1,147,840
31,217 Sonic Healthcare Ltd. (Health
Care) 603,773
792,242 Telstra Group Ltd.
(Communication Services) 2,006,631
99,601 Wesfarmers Ltd. (Consumer
Discretionary) 3,477,691
29,047 Westpac Banking Corp.
(Financials) 411,578
112,777 Woolworths Group Ltd.
(Consumer Staples) 2,609,711
18,737,335
Austria – 0.1%
9,241 Vienna Insurance Group AG
Wiener Versicherung Gruppe
(Financials) 264,675
28,031 Wienerberger AG (Materials) 800,706
1,065,381
Belgium – 0.2%
5,728 Ackermans & van Haaren NV
(Industrials) 948,098
22,099 Warehouses De Pauw CVA
REIT (Real Estate) 621,613
1,569,711
Canada – 3.6%
14,788 Bank of Montreal (Financials) 1,214,801
35,613 Bank of Nova Scotia (The)
(Financials) 1,594,357
5,090 BCE, Inc. (Communication
Services) 200,582
5,946 Brookfield Asset Management
Ltd., Class A (Financials) 208,352
33,155 Canadian Imperial Bank of
Commerce (Financials) 1,371,830
28,972 CGI, Inc. (Information
Technology)* 2,948,163
7,863 George Weston Ltd. (Consumer
Staples) 922,961
71,716 Great-West Lifeco, Inc.
(Financials)
(a)
2,294,002
1,327 Hydro One Ltd. (Utilities)
(b)
36,917
4,856 Intact Financial Corp.
(Financials) 753,193
Shares Description Value
a
Common Stocks – (continued)
Canada – (continued)
32,028 Loblaw Cos. Ltd. (Consumer
Staples) $ 2,763,784
25,495 Manulife Financial Corp.
(Financials) 499,802
14,502 Metro, Inc. (Consumer Staples) 727,426
24,790 National Bank of Canada
(Financials) 1,644,073
93,069 Power Corp. of Canada
(Financials) 2,577,528
20,599 Quebecor, Inc., Class B
(Communication Services) 457,452
21,482 Royal Bank of Canada
(Financials) 1,942,783
33,390 Sun Life Financial, Inc.
(Financials)
(a)
1,687,416
10,081 Thomson Reuters Corp.
(Industrials) 1,409,563
25,961 Toronto-Dominion Bank (The)
(Financials) 1,584,256
26,839,241
Denmark – 0.0%
6,084 Tryg A/S (Financials) 131,507
Finland – 0.4%
2,958 Elisa OYJ (Communication
Services) 132,585
27,468 Orion OYJ, Class B (Health
Care) 1,092,119
23,047 Sampo OYJ, Class A
(Financials) 1,009,636
27,748 UPM-Kymmene OYJ
(Materials) 971,249
3,205,589
France – 2.4%
7,794 Air Liquide SA (Materials) 1,478,002
83,836 AXA SA (Financials) 2,615,684
32,331 Bouygues SA (Industrials) 1,231,498
6,765 Capgemini SE (Information
Technology) 1,387,683
74,334 Cie Generale des Etablissements
Michelin (Consumer
Discretionary) 2,498,871
4,273 Dassault Systemes (Information
Technology) 200,315
3,536 Legrand SA (Industrials) 341,136
5,459 L'Oreal SA (Consumer Staples) 2,567,470
374,586 Orange SA (Communication
Services)
(a)
4,620,068
6,095 Thales SA (Industrials) 910,753
17,851,480
Germany – 2.0%
5,045 Allianz SE (Financials) 1,269,361
12,647 Beiersdorf AG (Consumer
Staples) 1,775,950
6,953 Deutsche Boerse AG
(Financials) 1,322,313
128,977 Deutsche Telekom AG
(Communication Services) 3,092,473

GOLDMAN SACHS ACTIVE BETA
®
WORLD LOW VOL PLUS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
154,402 E.ON SE (Utilities) $ 2,010,666
3,339 Hannover Rueck SE
(Financials) 797,857
3,957 Henkel AG & Co. KGaA
(Consumer Staples) 276,664
3,648 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Financials) 1,555,515
11,013 SAP SE (Information
Technology) 1,748,130
11,737 Talanx AG (Financials) 852,896
14,701,825
Hong Kong – 0.1%
57,518 CK Asset Holdings Ltd. (Real
Estate) 272,850
58,410 CLP Holdings Ltd. (Utilities) 454,324
52,100 Power Assets Holdings Ltd.
(Utilities) 271,830
999,004
Ireland – 0.1%
4,931 Kerry Group PLC, Class A
(Consumer Staples) 399,320
Israel – 0.6%
16,763 Check Point Software
Technologies Ltd. (Information
Technology)* 2,447,398
13,443 First International Bank Of
Israel Ltd. (The) (Financials) 538,933
143,981 Mivne Real Estate KD Ltd.
(Real Estate) 379,931
38,805 Mizrahi Tefahot Bank Ltd.
(Financials) 1,385,856
4,752,118
Italy – 0.6%
186,687 Assicurazioni Generali SpA
(Financials) 3,871,209
8,508 Snam SpA (Utilities) 42,915
27,841 Terna - Rete Elettrica Nazionale
(Utilities) 224,671
109,652 UnipolSai Assicurazioni SpA
(Financials) 271,586
4,410,381
Japan – 8.1%
85,399 ANA Holdings, Inc.
(Industrials)*
(a)
1,763,031
142,166 Astellas Pharma, Inc. (Health
Care) 1,728,572
55,593 Bridgestone Corp. (Consumer
Discretionary) 2,293,138
124,706 Canon, Inc. (Information
Technology) 3,211,389
52,508 Chubu Electric Power Co., Inc.
(Utilities) 648,913
44,172 Daiwa House Industry Co. Ltd.
(Real Estate) 1,254,630
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
183,599 Daiwa Securities Group, Inc.
(Financials) $ 1,186,529
19,323 FUJIFILM Holdings Corp.
(Information Technology) 1,131,919
2,952 Fujitsu Ltd. (Information
Technology) 421,729
15,220 Hankyu Hanshin Holdings, Inc.
(Industrials) 460,301
11,630 Haseko Corp. (Consumer
Discretionary) 143,059
912 Hirose Electric Co. Ltd.
(Information Technology) 102,098
57,477 Hulic Co. Ltd. (Real Estate) 570,746
102,975 Japan Post Bank Co. Ltd.
(Financials) 1,016,620
345,786 Japan Post Holdings Co. Ltd.
(Financials) 3,051,225
138,778 Japan Tobacco, Inc. (Consumer
Staples) 3,568,135
32,019 KDDI Corp. (Communication
Services) 1,001,710
26,197 Kirin Holdings Co. Ltd.
(Consumer Staples) 369,825
42,015 Kyocera Corp. (Information
Technology) 2,327,614
23,511 Kyushu Electric Power Co., Inc.
(Utilities)* 157,540
19,497 Kyushu Railway Co.
(Industrials) 407,652
20,889 McDonald's Holdings Co. Japan
Ltd. (Consumer Discretionary) 891,599
34,707 MEIJI Holdings Co. Ltd.
(Consumer Staples) 803,613
222,423 Mitsubishi HC Capital, Inc.
(Financials) 1,450,974
34,034 MS&AD Insurance Group
Holdings, Inc. (Financials) 1,273,786
40,685 NEC Corp. (Information
Technology) 2,267,693
10,417 NH Foods Ltd. (Consumer
Staples) 309,617
19,876 Nichirei Corp. (Consumer
Staples) 433,458
4,034,687 Nippon Telegraph & Telephone
Corp. (Communication
Services) 4,724,215
44,624 Nisshin Seifun Group, Inc.
(Consumer Staples) 618,340
8,147 Nissin Foods Holdings Co. Ltd.
(Consumer Staples) 808,170
113,913 Obayashi Corp. (Industrials) 961,250
47,229 Oji Holdings Corp. (Materials) 175,453
47,496 Ono Pharmaceutical Co. Ltd.
(Health Care) 874,195
15,424 Osaka Gas Co. Ltd. (Utilities) 300,478
6,302 Otsuka Corp. (Information
Technology) 257,264
55,750 Otsuka Holdings Co. Ltd.
(Health Care) 2,145,377

GOLDMAN SACHS ACTIVE BETA
®
WORLD LOW VOL PLUS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
9,170 SCSK Corp. (Information
Technology) $ 168,966
7,475 Secom Co. Ltd. (Industrials) 520,547
38,442 Sekisui Chemical Co. Ltd.
(Consumer Discretionary) 546,200
104,490 Sekisui House Ltd. (Consumer
Discretionary) 2,140,902
52,416 Shimizu Corp. (Industrials) 344,488
313,051 SoftBank Corp.
(Communication Services) 3,808,450
148,283 Takeda Pharmaceutical Co. Ltd.
(Health Care) 4,177,622
19,912 Tobu Railway Co. Ltd.
(Industrials) 492,294
17,947 Tosoh Corp. (Materials) 238,792
34,686 Trend Micro, Inc. (Information
Technology) 1,762,983
21,384 USS Co. Ltd. (Consumer
Discretionary) 418,466
99,926 Yamada Holdings Co. Ltd.
(Consumer Discretionary) 289,636
60,021,203
Netherlands – 1.4%
4,792 HAL Trust (Financials) 608,604
2,887 Heineken Holding NV
(Consumer Staples) 224,595
153,127 Koninklijke Ahold Delhaize NV
(Consumer Staples) 4,437,563
207,663 Koninklijke KPN NV
(Communication Services) 713,051
31,299 Wolters Kluwer NV
(Industrials) 4,313,189
10,297,002
New Zealand – 0.1%
18,719 Mainfreight Ltd. (Industrials) 780,421
Norway – 0.6%
62,385 DNB Bank ASA (Financials) 1,192,855
47,483 Gjensidige Forsikring ASA
(Financials) 802,191
44,603 SpareBank 1 SR-Bank ASA
(Financials) 491,598
99,027 Storebrand ASA (Financials) 857,166
93,533 Telenor ASA (Communication
Services) 1,009,193
4,353,003
Portugal – 0.0%
20,936 EDP – Energias de Portugal SA
(Utilities) 100,213
Singapore – 1.2%
7,970 DBS Group Holdings Ltd.
(Financials) 189,546
1,387,775 Genting Singapore Ltd.
(Consumer Discretionary) 951,456
293,374 Oversea-Chinese Banking Corp.
Ltd. (Financials) 2,756,564
Shares Description Value
a
Common Stocks – (continued)
Singapore – (continued)
265,009 Singapore Airlines Ltd.
(Industrials) $ 1,258,922
218,629 Singapore Exchange Ltd.
(Financials) 1,544,786
65,802 United Overseas Bank Ltd.
(Financials) 1,342,073
118,608 UOL Group Ltd. (Real Estate) 524,342
71,987 Venture Corp. Ltd. (Information
Technology) 675,856
9,243,545
Spain – 0.6%
23,246 ACS Actividades de
Construccion y Servicios SA
(Industrials) 929,580
62,093 Iberdrola SA (Utilities) 768,620
32,750 Naturgy Energy Group SA
(Utilities)
(a)
979,814
29,039 Redeia Corp. SA (Utilities) 487,307
323,799 Telefonica SA (Communication
Services) 1,396,937
4,562,258
Sweden – 0.9%
27,583 Axfood AB (Consumer Staples) 688,598
9,301 Essity AB, Class B (Consumer
Staples) 232,994
6,202 Industrivarden AB, Class C
(Financials) 186,909
113,756 Investor AB, Class A
(Financials) 2,339,419
19,576 Investor AB, Class B
(Financials) 406,882
24,651 Skandinaviska Enskilda Banken
AB, Class A (Financials) 298,761
104,276 Svenska Handelsbanken AB,
Class A (Financials) 989,139
58,223 Swedbank AB, Class A
(Financials) 1,068,743
130,001 Telia Co. AB (Communication
Services) 308,910
6,520,355
Switzerland – 1.4%
34,610 Novartis AG (Health Care) 3,387,963
28,680 SGS SA (Industrials) 2,450,605
3,569 Swisscom AG (Communication
Services) 2,094,897
5,128 Zurich Insurance Group AG
(Financials) 2,582,429
10,515,894
United Kingdom – 2.8%
266,361 BAE Systems PLC (Industrials) 3,540,600
45,443 British American Tobacco PLC
(Consumer Staples) 1,445,119
26,819 Bunzl PLC (Industrials) 1,019,225
562,841 CK Hutchison Holdings Ltd.
(Industrials) 2,821,303
28,967 Compass Group PLC
(Consumer Discretionary) 734,516

GOLDMAN SACHS ACTIVE BETA
®
WORLD LOW VOL PLUS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
2,373 Diageo PLC (Consumer
Staples) $ 83,018
11,566 National Grid PLC (Utilities) 150,447
104,845 RELX PLC (Industrials) 4,034,950
267,499 Sage Group PLC (The)
(Information Technology) 3,828,332
725,005 Tesco PLC (Consumer Staples) 2,623,132
6,157 Unilever PLC (Consumer
Staples) 293,812
20,574,454
United States – 69.2%
15,410 3M Co. (Industrials) 1,526,669
4,219 Abbott Laboratories (Health
Care) 440,000
26,675 AbbVie, Inc. (Health Care) 3,798,253
17,346 Accenture PLC, Class A
(Information Technology) 5,778,646
8,537 Adobe, Inc. (Information
Technology)* 5,216,192
42,682 Aflac, Inc. (Financials) 3,530,228
3,233 Agilent Technologies, Inc.
(Health Care) 413,177
4,259 Air Products and Chemicals,
Inc. (Materials) 1,152,272
22,191 Akamai Technologies, Inc.
(Information Technology)* 2,563,726
4,751 Alexandria Real Estate Equities,
Inc. REIT (Real Estate) 519,759
39,626 Alphabet, Inc., Class A
(Communication Services)* 5,251,634
35,647 Alphabet, Inc., Class C
(Communication Services)* 4,773,846
12,145 Altria Group, Inc. (Consumer
Staples) 510,576
53,120 Amazon.com, Inc. (Consumer
Discretionary)* 7,760,301
31,120 Amdocs Ltd. (Information
Technology) 2,606,922
14,985 AmerisourceBergen Corp.
(Health Care) 3,047,499
11,959 AMETEK, Inc. (Industrials) 1,856,396
5,300 Amgen, Inc. (Health Care) 1,429,092
39,764 Amphenol Corp., Class A
(Information Technology) 3,618,126
11,246 Analog Devices, Inc.
(Information Technology) 2,062,292
9,198 Aon PLC, Class A (Financials) 3,021,451
129,017 Apple, Inc. (Information
Technology) 24,506,779
20,916 Arch Capital Group Ltd.
(Financials)* 1,750,460
17,073 Archer-Daniels-Midland Co.
(Consumer Staples) 1,258,792
10,746 Arthur J Gallagher & Co.
(Financials) 2,675,754
186,466 AT&T, Inc. (Communication
Services) 3,089,742
1,577 Automatic Data Processing, Inc.
(Industrials) 362,584
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
2,429 AutoZone, Inc. (Consumer
Discretionary)* $ 6,339,520
71,003 Bank of America Corp.
(Financials) 2,164,881
4,932 Becton Dickinson & Co.
(Health Care) 1,164,840
22,457 Berkshire Hathaway, Inc., Class
B (Financials)* 8,084,520
21,998 Boston Scientific Corp. (Health
Care)* 1,229,468
60,698 Bristol-Myers Squibb Co.
(Health Care) 2,997,267
3,031 Broadcom, Inc. (Information
Technology) 2,805,888
5,851 Broadridge Financial Solutions,
Inc. (Industrials) 1,134,041
30,218 C.H. Robinson Worldwide, Inc.
(Industrials) 2,479,387
9,125 Campbell Soup Co. (Consumer
Staples) 366,643
37,418 Cardinal Health, Inc. (Health
Care) 4,006,719
6,892 Cboe Global Markets, Inc.
(Financials) 1,255,654
16,571 CDW Corp. (Information
Technology) 3,494,493
20,093 Chevron Corp. (Energy) 2,885,355
2,288 Chubb Ltd. (Financials) 524,936
21,039 Church & Dwight Co., Inc.
(Consumer Staples) 2,032,999
8,281 Cigna Corp. (Health Care) 2,176,909
5,242 Cintas Corp. (Industrials) 2,900,137
116,479 Cisco Systems, Inc.
(Information Technology) 5,635,254
54,214 Citigroup, Inc. (Financials) 2,499,265
5,382 CME Group, Inc. (Financials) 1,175,214
53,666 Coca-Cola Co. (The)
(Consumer Staples) 3,136,241
61,434 Cognizant Technology Solutions
Corp., Class A (Information
Technology) 4,323,725
73,310 Colgate-Palmolive Co.
(Consumer Staples) 5,774,629
66,732 Comcast Corp., Class A
(Communication Services) 2,795,403
28,573 Conagra Brands, Inc.
(Consumer Staples) 808,330
7,263 Consolidated Edison, Inc.
(Utilities) 654,469
1,384 Constellation Brands, Inc.,
Class A (Consumer Staples) 332,838
24,024 Corning, Inc. (Information
Technology) 684,444
6,443 Costco Wholesale Corp.
(Consumer Staples) 3,819,024
11,928 CSX Corp. (Industrials) 385,274
61,479 CVS Health Corp. (Health
Care) 4,177,498

GOLDMAN SACHS ACTIVE BETA
®
WORLD LOW VOL PLUS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
3,725 Darden Restaurants, Inc.
(Consumer Discretionary) $ 582,851
57,710 Dell Technologies, Inc., Class C
(Information Technology) 4,378,458
2,900 Dover Corp. (Industrials) 409,364
54,122 Dow, Inc. (Materials) 2,800,814
6,593 Eaton Corp. PLC (Industrials) 1,501,160
9,281 Electronic Arts, Inc.
(Communication Services) 1,280,871
6,156 Elevance Health, Inc. (Health
Care) 2,951,740
7,161 Eli Lilly & Co. (Health Care) 4,232,437
2,140 Emerson Electric Co.
(Industrials) 190,246
2,036 Everest Re Group Ltd.
(Financials) 835,880
16,816 Expeditors International of
Washington, Inc. (Industrials) 2,023,637
31,873 Exxon Mobil Corp. (Energy) 3,274,632
78,463 Fastenal Co. (Industrials) 4,705,426
18,130 Fidelity National Financial, Inc.
(Financials) 812,949
6,014 Fiserv, Inc. (Financials)* 785,489
8,873 FleetCor Technologies, Inc.
(Financials)* 2,133,957
18,886 Fortive Corp. (Industrials) 1,302,756
13,192 Fox Corp., Class B
(Communication Services) 364,891
7,888 Gartner, Inc. (Information
Technology)* 3,430,018
2,914 GE HealthCare Technologies,
Inc. (Health Care) 199,492
30,488 Gen Digital, Inc. (Information
Technology) 673,175
10,947 General Dynamics Corp.
(Industrials) 2,703,581
14,342 General Electric Co.
(Industrials) 1,746,856
9,518 General Mills, Inc. (Consumer
Staples) 605,916
34,030 Genuine Parts Co. (Consumer
Discretionary) 4,518,503
61,429 Gilead Sciences, Inc. (Health
Care) 4,705,461
126,237 GSK PLC (Health Care) 2,268,341
150,554 Haleon PLC (Consumer
Staples) 629,056
20,115 Hartford Financial Services
Group, Inc. (The) (Financials) 1,572,188
1,261 HCA Healthcare, Inc. (Health
Care) 315,855
34,059 Henry Schein, Inc. (Health
Care)* 2,272,757
18,732 Hershey Co. (The) (Consumer
Staples) 3,520,117
196,686 Hewlett Packard Enterprise Co.
(Information Technology) 3,325,960
11,884 Hologic, Inc. (Health Care)* 847,329
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
17,476 Home Depot, Inc. (The)
(Consumer Discretionary) $ 5,478,551
1,014 Honeywell International, Inc.
(Industrials) 198,663
54,582 HP, Inc. (Information
Technology) 1,601,436
17,889 Illinois Tool Works, Inc.
(Industrials) 4,332,895
21,889 Incyte Corp. (Health Care)* 1,189,448
10,358 Intel Corp. (Information
Technology) 463,003
10,214 Intercontinental Exchange, Inc.
(Financials) 1,162,762
29,942 International Business Machines
Corp. (Information Technology) 4,747,604
43,525 International Paper Co.
(Materials) 1,607,814
1,661 Intuit, Inc. (Information
Technology) 949,195
3,404 IQVIA Holdings, Inc. (Health
Care)* 728,796
8,281 J M Smucker Co. (The)
(Consumer Staples) 908,674
6,235 Johnson Controls International
PLC (Industrials) 329,208
39,632 Johnson & Johnson (Health
Care) 6,129,485
22,583 JPMorgan Chase & Co.
(Financials) 3,524,755
19,281 Keurig Dr Pepper, Inc.
(Consumer Staples) 608,701
27,018 Keysight Technologies, Inc.
(Information Technology)* 3,671,476
11,064 Kimberly-Clark Corp.
(Consumer Staples) 1,368,949
28,235 Kinder Morgan, Inc. (Energy) 496,089
16,023 Kraft Heinz Co. (The)
(Consumer Staples) 562,568
57,013 Kroger Co. (The) (Consumer
Staples) 2,523,966
4,221 L3Harris Technologies, Inc.
(Industrials) 805,409
12,136 Laboratory Corp. of America
Holdings (Health Care) 2,632,420
5,553 Leidos Holdings, Inc.
(Industrials) 595,948
3,612 Linde PLC (Materials) 1,494,537
32,023 LKQ Corp. (Consumer
Discretionary) 1,425,984
1,395 Lockheed Martin Corp.
(Industrials) 624,639
37,599 Loews Corp. (Financials) 2,642,834
24,951 Lowe’s Cos., Inc. (Consumer
Discretionary) 4,961,007
893 Markel Corp. (Financials)* 1,285,107
27,790 Marsh & McLennan Cos., Inc.
(Financials) 5,541,882
55,790 Masco Corp. (Industrials) 3,378,085

GOLDMAN SACHS ACTIVE BETA
®
WORLD LOW VOL PLUS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
11,174 Mastercard, Inc., Class A
(Financials) $ 4,624,136
18,761 McDonald's Corp. (Consumer
Discretionary) 5,287,600
9,096 McKesson Corp. (Health Care) 4,280,214
42,442 Merck & Co., Inc. (Health Care) 4,349,456
19,621 Meta Platforms, Inc., Class A
(Communication Services)* 6,419,010
12,884 MetLife, Inc. (Financials) 819,809
56,510 Microsoft Corp. (Information
Technology) 21,412,204
36,878 Mondelez International, Inc.,
Class A (Consumer Staples) 2,620,551
5,930 Monster Beverage Corp.
(Consumer Staples)* 327,040
10,910 Moody's Corp. (Financials) 3,981,714
19,584 Motorola Solutions, Inc.
(Information Technology) 6,323,086
9,511 Nasdaq, Inc. (Financials) 531,094
7,688 Nestle SA (Consumer Staples) 878,389
350 NET Lease Office Properties
REIT (Real Estate)* 5,723
30,782 NetApp, Inc. (Information
Technology) 2,813,167
4,638 NiSource, Inc. (Utilities) 118,918
842 Northrop Grumman Corp.
(Industrials) 400,085
8,623 NVIDIA Corp. (Information
Technology) 4,032,977
5,248 Omnicom Group, Inc.
(Communication Services) 423,146
17,329 Oracle Corp. (Information
Technology) 2,013,803
9,448 O'Reilly Automotive, Inc.
(Consumer Discretionary)* 9,281,526
15,313 Otis Worldwide Corp.
(Industrials) 1,313,702
32,725 PACCAR, Inc. (Industrials) 3,004,810
6,003 Packaging Corp. of America
(Materials) 1,008,564
10,763 Paychex, Inc. (Industrials) 1,312,763
35,977 PepsiCo, Inc. (Consumer
Staples) 6,054,569
7,060 Pfizer, Inc. (Health Care) 215,118
7,133 PG&E Corp. (Utilities)* 122,474
19,139 Philip Morris International, Inc.
(Consumer Staples) 1,786,817
28,961 Procter & Gamble Co. (The)
(Consumer Staples) 4,446,093
9,217 Progressive Corp. (The)
(Financials) 1,511,865
11,265 QUALCOMM, Inc.
(Information Technology) 1,453,748
16,960 Quest Diagnostics, Inc. (Health
Care) 2,327,421
14,561 Raytheon Technologies Corp.
(Industrials) 1,186,430
13,311 Realty Income Corp. REIT
(Real Estate) 718,262
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
3,047 Regeneron Pharmaceuticals,
Inc. (Health Care)* $ 2,510,149
22,548 Republic Services, Inc.
(Industrials) 3,649,168
6,730 Roche Holding AG (Health
Care) 1,826,941
6,103 Roche Holding AG (Health
Care) 1,753,240
3,589 Rockwell Automation, Inc.
(Industrials) 988,554
1,636 Roper Technologies, Inc.
(Information Technology) 880,577
3,208 Ross Stores, Inc. (Consumer
Discretionary) 418,259
20,971 Royalty Pharma PLC, Class A
(Health Care) 567,685
5,316 Salesforce, Inc. (Information
Technology)* 1,339,100
25,609 Sanofi SA (Health Care) 2,387,922
5,696 Sherwin-Williams Co. (The)
(Materials) 1,588,045
2,933 Snap-on, Inc. (Industrials) 805,666
12,826 Southern Co. (The) (Utilities) 910,389
33,713 SS&C Technologies Holdings,
Inc. (Industrials) 1,896,693
11,127 Starbucks Corp. (Consumer
Discretionary) 1,104,911
1,533 STERIS PLC (Health Care) 308,041
4,867 Stryker Corp. (Health Care) 1,442,238
14,045 Swiss Re AG (Financials) 1,667,697
3,611 Synopsys, Inc. (Information
Technology)* 1,961,604
22,916 Sysco Corp. (Consumer Staples) 1,653,848
8,659 TE Connectivity Ltd.
(Information Technology) 1,134,329
9,829 Texas Instruments, Inc.
(Information Technology) 1,500,987
15,086 Textron, Inc. (Industrials) 1,156,493
300 Thermo Fisher Scientific, Inc.
(Health Care) 148,728
47,204 TJX Cos., Inc. (The) (Consumer
Discretionary) 4,159,144
2,489 T-Mobile US, Inc.
(Communication Services) 374,470
8,929 Tractor Supply Co. (Consumer
Discretionary) 1,812,676
3,465 Travelers Cos., Inc. (The)
(Financials) 625,848
12,139 UnitedHealth Group, Inc.
(Health Care) 6,712,503
23,682 VeriSign, Inc. (Information
Technology)* 5,025,320
3,609 Verisk Analytics, Inc.
(Industrials) 871,321
114,092 Verizon Communications, Inc.
(Communication Services) 4,373,146
5,233 Vertex Pharmaceuticals, Inc.
(Health Care)* 1,856,721
20,678 Visa, Inc., Class A (Financials) 5,307,629

GOLDMAN SACHS ACTIVE BETA
®
WORLD LOW VOL PLUS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
**End swaps header**
Additional Investment Information
**End swaps header**
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
20,484 W R Berkley Corp. (Financials) $ 1,486,114
5,263 W.P. Carey, Inc. REIT (Real
Estate) 327,569
6,925 W.W. Grainger, Inc. (Industrials) 5,444,366
47,703 Walmart, Inc. (Consumer
Staples) 7,426,880
22,274 Waste Management, Inc.
(Industrials) 3,808,631
10,251 Welltower, Inc. REIT (Real
Estate) 913,364
1,061 Willis Towers Watson PLC
(Financials) 261,324
44,210 Yum! Brands, Inc. (Consumer
Discretionary) 5,550,566
3,154 Zebra Technologies Corp., Class
A (Information Technology)* 747,435
8,806 Zoetis, Inc. (Health Care) 1,555,756
514,288,817
TOTAL COMMON STOCKS
(Cost $692,985,117)
735,920,057
Shares Description Rate Value
a
Preferred Stock – 0.1%
Germany – 0.1%
4,684 Henkel AG
& Co. KGaA
(Consumer
Staples)
(Cost $382,896)
2.56% 368,994
Shares Dividend Rate Value
aa a
Investment Company – 0.2%
(c)
Goldman Sachs Financial Square Treasury
Obligations Fund - Institutional Shares
1,410,124 5.260% 1,410,124
(Cost $1,410,124)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $694,778,137)
737,699,175
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 1.5%
(c)
a a a a
Goldman Sachs Financial Square Government
Fund – Institutional Shares
11,308,237 5.259% $ 11,308,237
(Cost $11,308,237)
TOTAL INVESTMENTS – 100.7%
(Cost $706,086,374)
$ 749,007,412
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.7)%
(5,185,203)
NET ASSETS – 100.0%
$ 743,822,209
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(c) Represents an affiliated issuer.
Investment Abbreviations:
CVA — Dutch Certification
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Information Technology 21.6%
Financials 17.5
Health Care 13.4
Industrials 12.6
Consumer Staples 11.5
Consumer Discretionary 9.8
Communication Services 7.3
Materials 1.8
Utilities 1.1
Energy 0.9
Real Estate 0.8
Investment Company 0.2
Securities Lending Reinvestment Vehicle 1.5
TOTAL INVESTMENTS
100.0%
FUTURES CONTRACTS
— At November 30, 2023, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized Appreciation/
(Depreciation)
Long position contracts:
E-Mini MSCI EAFE Index Future 13 12/15/23 $ 1,382,290 $ 28,400
S&P 500 E-Mini Index 13 12/15/23 2,974,888 63,437
Total Futures Contracts
$ 91,837

Goldman Sachs ActiveBeta® ETFS
Schedule of Investments
November 30, 2023 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to rule 2a-5 under the Investment Company Action of 1940 (“Valuation Designee”) GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Goldman Sachs ActiveBeta® ETFS
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include ETFs and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded.
Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value.
Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an
Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November
30, 2023:
ActiveBeta® Emerging Markets Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 32,820,147 $ — $ —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs ActiveBeta® ETFS
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Asia $ 782,323,379 $ 20,272,367 $ —
Europe 24,210,036 — —
North America 26,022,312 — —
South America 43,342,036 14,240,442 —
Exchange-Traded Fund 5,464,287 — —
Investment Company 10,634,270 — —
Securities Lending Reinvestment Vehicle 1,787,921 — —
Total
$ 926,604,388 $ 34,512,809 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 67,621 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
ActiveBeta® Europe Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 4,013 $ — $ —
Asia 76,192 — —
Europe 10,295,600 72,578 —
North America 1,060,210 — —
Oceania 139,243 — —
South America 8,394 — —
Investment Company 90,432 — —
Securities Lending Reinvestment Vehicle 111,831 — —
Total
$ 11,785,915 $ 72,578 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 289 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
ActiveBeta® International Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 672,229 $ — $ —
Asia 807,227,890 — —
Europe 1,698,897,889 11,295,029 —
North America 538,635,224 3,060,268 —
Oceania 205,146,702 — —
South America 2,293,933 — —
Investment Company 7,050,227 — —
Securities Lending Reinvestment Vehicle 39,101,879 — —
Total
$ 3,299,025,973 $ 14,355,297 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 417,389 $ — $ —
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs ActiveBeta® ETFS
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
€ 1.00 € 1.00 € 1.00
ActiveBeta® Japan Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 13,682,052 $ — $ —
Investment Company 39,130 — —
Securities Lending Reinvestment Vehicle 92,289 — —
Total
$ 13,813,471 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 1,319 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
ActiveBeta® Paris-Aligned Climate US Large Cap Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
North America $ 7,465,241 $ — $ —
Investment Company 21,395 — —
Securities Lending Reinvestment Vehicle 11,628 — —
Total
$ 7,498,264 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
ActiveBeta® U.S. Large Cap Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
North America $ 11,000,141,810 $ — $ —
Investment Company 24,500,226 — —
Securities Lending Reinvestment Vehicle 12,585,605 — —
Total
$ 11,037,227,641 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 61,342 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
ActiveBeta® U.S. Small Cap Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 487,184 $ — $ —
Asia 2,563,038 — —
Europe 3,164,954 — —
North America 443,551,356 81,831 27,278
South America 754,792 — —
Investment Company 8,588,262 — —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs ActiveBeta® ETFS
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1)the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
Securities Lending Reinvestment Vehicle 2,367,215 — —
Total
$ 461,476,801 $ 81,831 $ 27,278
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 256,290 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
ActiveBeta® World Low Vol Plus Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 75,015,874 $ — $ —
Europe 100,258,373 368,994 —
North America 541,128,054 — —
Oceania 19,517,756 — —
Investment Company 1,410,124 — —
Securities Lending Reinvestment Vehicle 11,308,237 — —
Total
$ 748,638,418 $ 368,994 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 91,837 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs ActiveBeta® ETFS
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the
Index (or a Reference Index if applicable), including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the
Index.
Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/
or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.
Index Risk — GSAM (the “Index Provider”) constructs each Fund’s index (an “Index”) in accordance with a rules-based methodology.
A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a
Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each
Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders.
In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.
Industry Concentration Risk — In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If the Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs ActiveBeta® ETFS
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
Large Shareholder Transactions Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on Cboe or NYSE
Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.
Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a
Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)